     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2008.

                                                              FILE NO. 033-73572

                                                                       811-07622

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 28                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 265                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2008 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

PUTNAM HARTFORD CAPITAL MANAGER

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 03/01/93)

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 06/22/87)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:  1-800-521-0538

                                                             [THE HARTFORD LOGO]

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This Prospectus describes information you should know before you purchase Series V of the Putnam Hartford Capital Manager variable annuity. Please read it carefully before you purchase your variable annuity.

This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Putnam Variable Trust.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

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PROSPECTUS DATED: MAY 1, 2008



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2008

2

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TABLE OF CONTENTS


                                                                         PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLE                                                                      5
HIGHLIGHTS                                                                     7
GENERAL CONTRACT INFORMATION                                                   8
  The Company                                                                  8
  The Separate Account                                                         8
  The Funds                                                                    9
PERFORMANCE RELATED INFORMATION                                               12
FIXED ACCUMULATION FEATURE                                                    12
THE CONTRACT                                                                  13
  Purchases and Contract Value                                                13
  Charges and Fees                                                            18
  Death Benefit                                                               20
  Surrenders                                                                  22
ANNUITY PAYOUTS                                                               24
OTHER PROGRAMS AVAILABLE                                                      26
OTHER INFORMATION                                                             27
  Legal Proceedings                                                           29
  More Information                                                            29
FEDERAL TAX CONSIDERATIONS                                                    30
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      36
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- ACCUMULATION UNIT VALUES                               APP III-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.


ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account."

GENERAL ACCOUNT: The General Account includes our company assets including any money you have invested in the Fixed

4

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Accumulation Feature. The assets of the General Account are available to the creditor of Hartford.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.


SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).


VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                            6%
  Second Year                                                                                               6%
  Third Year                                                                                                5%
  Fourth Year                                                                                               5%
  Fifth Year                                                                                                4%
  Sixth Year                                                                                                3%
  Seventh Year                                                                                              2%
  Eighth Year                                                                                               0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                       1.25%
  Administrative Fees                                                                                     0.15%
  Total Separate Account Annual Expenses                                                                  1.40%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  Optional Death Benefit Charge                                                                           0.15%
  Total Separate Account Annual Expenses with the Optional Death Benefit Charge                           1.55%


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.



THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                                                  MINIMUM            MAXIMUM
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TOTAL ANNUAL FUND OPERATING EXPENSES                                                                0.55%              1.12%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                                      $872
3 years                                                                   $1,422
5 years                                                                   $1,973
10 years                                                                  $3,294


(2)  If you annuitize at the end of the applicable time period:


1 year                                                                      $274
3 years                                                                     $897
5 years                                                                   $1,543
10 years                                                                  $3,264


(3)  If you do not Surrender your Contract:


1 year                                                                      $304
3 years                                                                     $927
5 years                                                                   $1,573
10 years                                                                  $3,294


CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix III for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-521-0538.

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        6%
          2                        6%
          3                        5%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years.

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See Funds' prospectuses for more complete information.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of the Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. This Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or any amounts you have Surrendered, or

-   The Contract Value of your Contract, or

-   Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an

8

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Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
-     the Contract Value of your Contract;
-     your Maximum Anniversary Value; or
- your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with 120, 180 or 240 Monthly Payments Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity and Payments For a Designated Period. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 120 months.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1987 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

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We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


THE FUNDS



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
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PUTNAM VARIABLE TRUST
 PUTNAM VT AMERICAN GOVERNMENT INCOME    High current income with preservation of     Putnam Investment Management, LLC
  FUND -- CLASS IA                       capital as its secondary objective
 PUTNAM VT CAPITAL APPRECIATION FUND --  Capital appreciation                         Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT CAPITAL OPPORTUNITIES FUND    Long-term growth of capital                  Putnam Investment Management, LLC
  -- CLASS IA
 PUTNAM VT DISCOVERY GROWTH FUND --      Long-term growth of capital                  Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT DIVERSIFIED INCOME FUND --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  CLASS IA                               Management believes is consistent with       Sub-advised by Putnam Investments Limited
                                         preservation of capital
 PUTNAM VT EQUITY INCOME FUND -- CLASS   Capital growth and current income            Putnam Investment Management, LLC
  IA
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND  High level of long-term total return         Putnam Investment Management, LLC
  -- CLASS IA                            consistent with preservation of capital
 PUTNAM VT GLOBAL EQUITY FUND -- CLASS   Capital appreciation                         Putnam Investment Management, LLC
  IA                                                                                  Sub-advised by Putnam Investments Limited
 PUTNAM VT GROWTH AND INCOME FUND --     Capital growth and current income            Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT GROWTH OPPORTUNITIES FUND --  Capital appreciation                         Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT HEALTH SCIENCES FUND --       Capital appreciation                         Putnam Investment Management, LLC
  CLASS IA +
 PUTNAM VT HIGH YIELD FUND -- CLASS IA   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with          Sub-advised by Putnam Investments Limited
                                         achieving high current income
 PUTNAM VT INCOME FUND -- CLASS IA       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 PUTNAM VT INTERNATIONAL EQUITY FUND --  Capital appreciation                         Putnam Investment Management, LLC
  CLASS IA                                                                            Sub-advised by Putnam Investments Limited
 PUTNAM VT INTERNATIONAL GROWTH AND      Capital growth. Current income is a          Putnam Investment Management, LLC
  INCOME FUND -- CLASS IA                secondary objective                          Sub-advised by Putnam Investments Limited
 PUTNAM VT INTERNATIONAL NEW             Long-term capital appreciation               Putnam Investment Management, LLC
  OPPORTUNITIES FUND -- CLASS IA
 PUTNAM VT INVESTORS FUND -- CLASS IA    Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth

10

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MID CAP VALUE FUND -- CLASS   Capital appreciation and, as a secondary     Putnam Investment Management, LLC
  IA                                     objective, current income
 PUTNAM VT MONEY MARKET FUND -- CLASS    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IA*                                    Management believes is consistent with
                                         preservation of capital and maintenance of
                                         liquidity
 PUTNAM VT NEW OPPORTUNITIES FUND --     Long-term capital appreciation               Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT NEW VALUE FUND -- CLASS IA    Long-term capital appreciation               Putnam Investment Management, LLC
 PUTNAM VT OTC & EMERGING GROWTH FUND    Capital appreciation                         Putnam Investment Management, LLC
  -- CLASS IA
 PUTNAM VT RESEARCH FUND -- CLASS IA     Capital appreciation                         Putnam Investment Management, LLC
 PUTNAM VT SMALL CAP VALUE FUND --       Capital appreciation                         Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT THE GEORGE PUTNAM FUND OF     A balanced investment composed of a well     Putnam Investment Management, LLC
  BOSTON -- CLASS IA                     diversified portfolio of stocks and bonds
                                         which provide both capital growth and
                                         current income
 PUTNAM VT UTILITIES GROWTH AND INCOME   Capital growth and current income            Putnam Investment Management, LLC
  FUND -- CLASS IA +                                                                  Sub-advised by Putnam Investments Limited
 PUTNAM VT VISTA FUND -- CLASS IA        Capital appreciation                         Putnam Investment Management, LLC
 PUTNAM VT VOYAGER FUND -- CLASS IA      Capital appreciation                         Putnam Investment Management, LLC
 FIXED ACCUMULATION FEATURE**            Preservation of capital                      Hartford Life Insurance Company or Hartford
                                                                                      Life and Annuity Insurance Company --
                                                                                      General Account



+ Closed to new and subsequent Premium Payments and transfers of Contract Value.



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

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- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.


If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2007, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Fifth Third Bank Corporation, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, Banc One Investment Advisors Corporation, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.25%, respectively, in 2007, and are not expected to exceed 0.50% and 0.35%, respectively, in 2008, of the annual percentage of the average daily net assets (for instance, in 2007, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and

12

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interim arrangements may not be reflected. For the fiscal year ended December 31, 2007, revenue sharing and Rule 12b-1 fees did not exceed $162.2 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.


The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax

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requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

14

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- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.


The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.


Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.


Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be processed on the next Valuation Day. If we receive your Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until your provide the necessary information.


For examples of how we calculate the Death Benefit, see Appendix II.


CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In

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certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

16

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EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


FUND TRADING POLICIES


You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

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- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.


We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 521-0538 before the close of the New York Stock Exchange on the day you made your transfer request.

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Hartford, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        6%
          2                        6%
          3                        5%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- For Contracts purchased on or after September 29, 1997, we will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

-   ON OR AFTER THE ANNUITANT'S 90TH BIRTHDAY.

- FOR DISABLED PARTICIPANTS ENROLLED IN A GROUP UNALLOCATED, TAX QUALIFIED RETIREMENT PLAN. With our approval

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  and under certain conditions, participants who become disabled can receive Surrenders free of Contingent Deferred Sales Charge.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of .15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES


We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

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CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

OPTIONAL DEATH BENEFIT RIDER CHARGE

If you elect the Optional Death Benefit Rider, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

REDUCED CHARGES AND FEES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner, joint Contract Owner or the Annuitant before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Contract Value of your Contract; or

-   The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit Rider for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

-   Your Contract Value on the date the Optional Death Benefit Rider is added;

- Plus any Premium Payments made after the date the Optional Death Benefit Rider is added;

- Minus any proportional adjustments for any partial Surrenders taken after the Optional Death Benefit Rider was added;

-   Compounded daily at an annual rate of 5.0%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any proportional adjustments for any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit Rider was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit Rider minus any proportional adjustments for any Surrenders from that date.

For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit Rider is not available in Washington and New York. Once you elect the Optional Death Benefit Rider, you cannot cancel it.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

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The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If you elect the Optional Death Benefit Rider for an additional charge and the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit, if the Spouse had elected to receive the Death Benefit. This is available only once for each Contract.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.


PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.



Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:


- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Payments for a

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Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.


Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.


If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for Partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.


We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.


WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

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ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

-   What is the Assumed Investment Return?

-   Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less that the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS CERTAIN, OR PAYMENTS PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

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- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120 Monthly Payments Certain Annuity Payout Option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic Variable Annuity Payouts will be based on an assumed investment return according to state law.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return is the investment return used to calculate variable Annuity Payouts. The Assumed Investment Return for your Annuity is 5%. The first Annuity Payout will be based upon a 5% Assumed Investment Return. The remaining Annuity Payouts will fluctuate based on the actual investment results of the Sub-Accounts.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payouts. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

-   the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 5% AIR is 0.999866%.


COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.


TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York

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Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales charge. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.


AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor-ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Automatic Rebalancing Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one asset allocation model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/ Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund; or


     You may always provide us with updated instructions following any of these events.


- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.


- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or

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  otherwise provide advice as to what model portfolio may be appropriate for you.



- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.



- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.


-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.



HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2007. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").



Core Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and

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affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.


We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.



ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/ participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.

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As of December 31, 2007, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.), Bancwest Investment Services, Inc., Cadaret, Grant & Co., Inc., Capital Analyst Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, L.P., Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Tennessee Bank, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Heim & Young Securities, Huntington Investment Company, Independent Financial Group LLC, Infinex Financial Group, ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), Investacorp, Inc. , Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, James T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, LaSalle Financial Services, Inc., Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Pension Planners Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., RDM Investment Svcs Inc., Robert W. Baird & Co. Inc., Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific, Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Sun Trust Bank, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), XCU Capital Corporation, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.



As of December 31, 2007, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2007, Additional Payments did not in the aggregate exceed approximately $66.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.06% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $15.8 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.



Financial Intermediaries that received Additional Payments in 2007, but do not have an ongoing contractual relationship, are listed in the SAI.



LEGAL PROCEEDINGS



There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.



MORE INFORMATION


You may call your Registered Representative if you have any questions or write or call us at the address below:

The Hartford
Attn: U.S. Wealth Management
P.O. Box 5085
Hartford, Connecticut 06102-5085

Telephone:  (800) 521-0538

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

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FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal

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  periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).


A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



Except as provided below, upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving spouse of the Contract Owner; (a) or the civil union partner of the Contract Owner in a civil union established under applicable state law (or any law succeeding or replacing such statute(s)); or (b) the civil union partner or member of a similar same sex relationship under the law of any state; and the Annuitant or Joint Annuitant, if any, is alive, then such designated beneficiary may continue the Contract as the succeeding Contract Owner. The right of the designated beneficiary (as spouse or civil union partner) to continue the Contract is contingent upon the treatment of the designated beneficiary as the "holder" of the Contract in accordance with the provisions of section 72(s)(3) of the Code (which under current tax law is limited to different sex spouses). In the event that the designated beneficiary continues the Contract, the distribution requirements of Code section 72(s) will only arise upon the death of such designated beneficiary, unless the designated beneficiary elects not to continue the Contract. If the designated beneficiary is not treated as the "holder" under section 72(s)(3) of the Code (as is the case under current federal tax law for a civil union partner), the distribution requirements of Code section 72(s)(1) and
(2) outlined above shall apply at the time of the Contract Owner's death and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election. Contract continuation under this provision may take effect only once with respect to this Contract.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.


        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to the surrender charges) generally is an appropriate measure. However, in some instances, the IRS could take the position that the value should be the current Contract Value (determined without regard to the surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply,

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      however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

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        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.


The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 50 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

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    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.


In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.


    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is

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           not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally, no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

                                                                     APP I-1

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



    a.   TRADITIONAL IRAS



Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as

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indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    b.  SEP IRAS



Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    c.   SIMPLE IRAS



The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



    d.  ROTH IRAS



Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified

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Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $46,000 in 2008) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. The general annual elective deferral limit for a TSA participant after 2005 is $15,000. In addition, for years after 2006 this $15,000 limit will be indexed for cost-of-living adjustments under Code Section 402(g)(4) at $500 increments. For any such participant age 50 or older, the contribution limit after 2005 generally is increased by an additional $5,000 under Code Section 414(v). For years after 2006 this "over-50 catch-up" $5,000 limit also will be indexed for cost-of-living adjustments under Code Section 414(v)(2)(C) at $500 increments. Special provisions may allow certain employees different overall limitations.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



    a.   after the employee reaches age 59 1/2;



    b.  upon the employee's separation from service;



    c.   upon the employee's death or disability;



    d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or



    e. as a qualified reservist distribution upon certain calls to active duty.



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. ' 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter. The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, with an eligible Deferred Compensation Plan for a governmental employer, the contribution limitation may be increased under Code
Section 457(e)(18) to allow certain "catch-up" contributions for individuals who have attained age 50, but only one "catch-up" may be used in a particular year. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS



Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age

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59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;



    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);



    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);



    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



    b.  RMDS AND 50% PENALTY TAX



If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --



    (i)  the calendar year in which the individual attains age 70 1/2, or



    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annu

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ity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24, 2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --



    a.   an RMD amount;



    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



    c.   any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c),

                                                                     APP I-7

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403(b)(8) and 457 (e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

-------------------------------------------------------------------------------

PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits.


There is no information for Hartford Global Equity HLS Fund, Hartford LargeCap Growth HLS Fund or Hartford SmallCap Value HLS Fund because as of December 31, 2007, the Funds had not commenced operations.



HARTFORD LIFE INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.063        $12.798        $12.768        $12.589        $12.540
  Accumulation Unit Value at end of
   period                                $13.993        $13.063        $12.798        $12.768        $12.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,623          3,206          4,201          5,599          8,643
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.928        $12.685        $12.674        $12.515        $12.485
  Accumulation Unit Value at end of
   period                                $13.828        $12.928        $12.685        $12.674        $12.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             32             65             59             81
PUTNAM VT CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.291         $9.268         $8.688         $7.660         $6.212
  Accumulation Unit Value at end of
   period                                 $9.465        $10.291         $9.268         $8.688         $7.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                843          1,131          1,283          1,260          1,264
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.197         $9.196         $8.633         $7.623         $6.192
  Accumulation Unit Value at end of
   period                                 $9.364        $10.197         $9.196         $8.633         $7.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             29             28             17             26
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.745        $16.466        $15.114        $12.940        $10.000
  Accumulation Unit Value at end of
   period                                $16.767        $18.745        $16.466        $15.114        $12.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                447            546            432            345            142
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.642        $16.400        $15.077        $12.927        $10.000
  Accumulation Unit Value at end of
   period                                $16.650        $18.642        $16.400        $15.077        $12.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              7              6              1             --
PUTNAM VT DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.051         $5.514         $5.198         $4.893         $3.748
  Accumulation Unit Value at end of
   period                                 $6.594         $6.051         $5.514         $5.198         $4.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                910            834          1,022          1,399          1,657
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.995         $5.471         $5.166         $4.870         $3.736
  Accumulation Unit Value at end of
   period                                 $6.523         $5.995         $5.471         $5.166         $4.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              7              7              8             17

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.649        $11.069        $10.000             --             --
  Accumulation Unit Value at end of
   period                                $12.540        $11.649        $11.069             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,565          5,645            669             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.616        $11.053        $10.000             --             --
  Accumulation Unit Value at end of
   period                                $12.485        $11.616        $11.053             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115             68              9             --             --
PUTNAM VT CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.090         $9.505        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $6.212         $8.090         $9.505             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                772            473              6             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.076         $9.503             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.192         $8.076             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             10             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.378         $7.863        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $3.748         $5.378         $7.863             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,165            481             48             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.368         $7.861        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $3.736         $5.368         $7.861             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             17              2             --             --

APP III-2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.194        $17.308        $16.995        $15.727        $13.261
  Accumulation Unit Value at end of
   period                                $18.693        $18.194        $17.308        $16.995        $15.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,128          7,544          9,367         11,242         13,126
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.986        $17.136        $16.851        $15.618        $13.188
  Accumulation Unit Value at end of
   period                                $18.452        $17.986        $17.136        $16.851        $15.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79            112            133            151            182
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.345        $13.911        $13.345        $12.068        $10.000
  Accumulation Unit Value at end of
   period                                $16.676        $16.345        $13.911        $13.345        $12.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,365          2,475          2,372          1,962          1,103
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.255        $13.855        $13.311        $12.056        $10.000
  Accumulation Unit Value at end of
   period                                $16.560        $16.255        $13.855        $13.311        $12.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             31             28             14              9
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $37.331        $33.490        $31.682        $29.406        $24.435
  Accumulation Unit Value at end of
   period                                $37.976        $37.331        $33.490        $31.682        $29.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,992          3,587          4,239          4,888          5,759
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $36.904        $33.157        $31.414        $29.201        $24.301
  Accumulation Unit Value at end of
   period                                $37.486        $36.904        $33.157        $31.414        $29.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             17             14             14             17
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.183        $23.141        $21.512        $19.146        $14.988
  Accumulation Unit Value at end of
   period                                $30.394        $28.183        $23.141        $21.512        $19.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,431          7,609          9,326         11,161         13,458
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.861        $22.911        $21.330        $19.013        $14.906
  Accumulation Unit Value at end of
   period                                $30.002        $27.861        $22.911        $21.330        $19.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             71             78             87            104
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $59.436        $51.874        $49.863        $45.405        $36.059
  Accumulation Unit Value at end of
   period                                $55.213        $59.436        $51.874        $49.863        $45.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,907         24,905         31,393         38,625         46,246
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $58.756        $51.358        $49.441        $45.089        $35.861
  Accumulation Unit Value at end of
   period                                $54.500        $58.756        $51.358        $49.441        $45.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                141            198            276            303            345

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.663        $12.369        $12.532        $12.489        $12.841
  Accumulation Unit Value at end of
   period                                $13.261        $12.663        $12.369        $12.532        $12.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,184         18,982         21,753         25,272         27,362
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.612        $12.338        $12.520        $12.713             --
  Accumulation Unit Value at end of
   period                                $13.188        $12.612        $12.338        $12.520             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                166            170            121             47             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.276        $31.287        $33.370        $30.256        $27.026
  Accumulation Unit Value at end of
   period                                $24.435        $28.276        $31.287        $33.370        $30.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,044          9,138         11,495         13,933         16,196
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $28.163        $31.209        $33.337        $31.376             --
  Accumulation Unit Value at end of
   period                                $24.301        $28.163        $31.209        $33.337             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             25             19              2             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.527        $28.154        $40.580        $24.940        $19.497
  Accumulation Unit Value at end of
   period                                $14.988        $19.527        $28.154        $40.580        $24.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,756         22,635         28,837         31,887         34,221
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.449        $28.084        $40.540        $25.979             --
  Accumulation Unit Value at end of
   period                                $14.906        $19.449        $28.084        $40.540             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                140            182            151             16             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $45.028        $48.663        $45.646        $45.567        $40.036
  Accumulation Unit Value at end of
   period                                $36.059        $45.028        $48.663        $45.646        $45.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             56,162         71,243         82,533        101,229        108,446
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $44.848        $48.542        $45.601        $50.800             --
  Accumulation Unit Value at end of
   period                                $35.861        $44.848        $48.542        $45.601             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                395            440            367             99             --

                                                                   APP III-3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.867         $4.539         $4.411         $4.383         $3.600
  Accumulation Unit Value at end of
   period                                 $5.079         $4.867         $4.539         $4.411         $4.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,374          1,788          2,231          2,931          3,698
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.817         $4.499         $4.379         $4.357         $3.584
  Accumulation Unit Value at end of
   period                                 $5.019         $4.817         $4.499         $4.379         $4.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             32             35             48             52
PUTNAM VT HEALTH SCIENCES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.413        $12.214        $10.913        $10.314         $8.804
  Accumulation Unit Value at end of
   period                                $12.196        $12.413        $12.214        $10.913        $10.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,789          3,885          5,422          6,382          7,699
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.271        $12.092        $10.821        $10.242         $8.755
  Accumulation Unit Value at end of
   period                                $12.038        $12.271        $12.092        $10.821        $10.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             71             93            106            133
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $34.266        $31.418        $30.794        $28.136        $22.492
  Accumulation Unit Value at end of
   period                                $34.907        $34.266        $31.418        $30.794        $28.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,056          4,018          5,103          6,645          8,151
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.874        $31.106        $30.533        $27.940        $22.368
  Accumulation Unit Value at end of
   period                                $34.456        $33.874        $31.106        $30.533        $27.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             57             67             81             89
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.613        $26.713        $26.404        $25.569        $24.767
  Accumulation Unit Value at end of
   period                                $28.713        $27.613        $26.713        $26.404        $25.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,370          7,864         10,114         12,220         15,178
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.298        $26.448        $26.181        $25.391        $24.631
  Accumulation Unit Value at end of
   period                                $28.342        $27.298        $26.448        $26.181        $25.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 91            107            131            155            180
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.661        $19.531        $17.613        $15.333        $12.064
  Accumulation Unit Value at end of
   period                                $26.412        $24.661        $19.531        $17.613        $15.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,677          5,715          6,654          7,902          9,283
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.379        $19.337        $17.464        $15.226        $11.998
  Accumulation Unit Value at end of
   period                                $26.071        $24.379        $19.337        $17.464        $15.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             99            107            115            128

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.169         $7.701        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $3.600         $5.169         $7.701             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,699          4,403          4,377             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.154         $7.690        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $3.584         $5.154         $7.690             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             53             70             --             --
PUTNAM VT HEALTH SCIENCES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.189        $14.101        $10.277        $10.849        $10.000
  Accumulation Unit Value at end of
   period                                 $8.804        $11.189        $14.101        $10.277        $10.849
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,319         12,343         14,591          8,510          4,962
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.144        $14.066        $10.267         $9.840             --
  Accumulation Unit Value at end of
   period                                 $8.755        $11.144        $14.066        $10.267             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                167            200            157             51             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.932        $22.388        $24.799        $23.742        $25.575
  Accumulation Unit Value at end of
   period                                $22.492        $22.932        $22.388        $24.799        $23.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,122         11,614         13,446         16,729         18,670
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.841        $22.332        $24.774        $24.985             --
  Accumulation Unit Value at end of
   period                                $22.368        $22.841        $22.332        $24.774             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             92             65             21             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.235        $21.913        $20.574        $21.305        $19.959
  Accumulation Unit Value at end of
   period                                $24.767        $23.235        $21.913        $20.574        $21.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,130         20,633         21,182         26,918         29,232
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.143        $21.858        $20.554        $21.164             --
  Accumulation Unit Value at end of
   period                                $24.631        $23.143        $21.858        $20.554             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                204            191            122             27             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.360             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.064             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,237             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.774        $18.853        $21.143        $14.721        $10.000
  Accumulation Unit Value at end of
   period                                $11.998        $14.774        $18.853        $21.143        $14.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                156            154            142             53             --

APP III-4

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.473        $19.446        $17.248        $14.418        $10.567
  Accumulation Unit Value at end of
   period                                $25.893        $24.473        $19.446        $17.248        $14.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,985          4,658          4,961          5,326          5,578
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.194        $19.252        $17.102        $14.317        $10.509
  Accumulation Unit Value at end of
   period                                $25.559        $24.194        $19.252        $17.102        $14.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             52             67             60             56
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.625        $14.138        $12.084        $10.785         $8.187
  Accumulation Unit Value at end of
   period                                $19.730        $17.625        $14.138        $12.084        $10.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,713          2,889          3,116          3,068          3,574
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.423        $13.997        $11.982        $10.709         $8.142
  Accumulation Unit Value at end of
   period                                $19.475        $17.423        $13.997        $11.982        $10.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             33             32             23             24
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.181         $9.925         $9.232         $8.280         $6.598
  Accumulation Unit Value at end of
   period                                $10.484        $11.181         $9.925         $9.232         $8.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,023         10,726         13,815         16,476         19,469
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.053         $9.827         $9.154         $8.222         $6.562
  Accumulation Unit Value at end of
   period                                $10.349        $11.053         $9.827         $9.154         $8.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                152            227            310            369            442
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.475        $16.246        $14.618        $12.807        $10.000
  Accumulation Unit Value at end of
   period                                $18.580        $18.475        $16.246        $14.618        $12.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,200          1,432          1,510          1,074            565
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.374        $16.181        $14.581        $12.794        $10.000
  Accumulation Unit Value at end of
   period                                $18.450        $18.374        $16.181        $14.581        $12.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             33             29              8              4
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.765         $1.710         $1.687         $1.696         $1.707
  Accumulation Unit Value at end of
   period                                 $1.828         $1.765         $1.710         $1.687         $1.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             56,224         55,022         59,907         73,137        124,168
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.745         $1.693         $1.673         $1.684         $1.697
  Accumulation Unit Value at end of
   period                                 $1.805         $1.745         $1.693         $1.673         $1.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                565            491            564            980          1,339

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.413        $15.868        $15.876        $12.922        $11.776
  Accumulation Unit Value at end of
   period                                $10.567        $12.413        $15.868        $15.876        $12.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,700          8,181          9,605          9,695          9,450
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.363        $15.829        $15.861        $14.490             --
  Accumulation Unit Value at end of
   period                                $10.509        $12.363        $15.829        $15.861             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             43             45              8             --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.593        $13.611        $22.468        $11.226         $9.850
  Accumulation Unit Value at end of
   period                                 $8.187         $9.593        $13.611        $22.468        $11.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,304          5,733          7,445          6,013          4,790
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.555        $13.577        $22.445        $12.423             --
  Accumulation Unit Value at end of
   period                                 $8.142         $9.555        $13.577        $22.445             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             46             47              6             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.767        $11.793        $14.669        $11.432             --
  Accumulation Unit Value at end of
   period                                 $6.598         $8.767        $11.793        $14.669             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,197         31,300         35,711         26,923             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.732        $11.764        $14.655        $12.179             --
  Accumulation Unit Value at end of
   period                                 $6.562         $8.732        $11.764        $14.655             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                529            639            557            215             --
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.706         $1.663         $1.591         $1.538         $1.483
  Accumulation Unit Value at end of
   period                                 $1.707         $1.706         $1.663         $1.591         $1.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            213,143        255,416        184,583        232,287        194,641
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.699         $1.659         $1.589         $1.555             --
  Accumulation Unit Value at end of
   period                                 $1.697         $1.699         $1.659         $1.589             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,165          1,942            492            335             --

                                                                   APP III-5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.862        $22.236        $20.439        $18.746        $14.325
  Accumulation Unit Value at end of
   period                                $24.946        $23.862        $22.236        $20.439        $18.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,403         12,111         15,316         19,162         23,586
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.589        $22.015        $20.266        $18.615        $14.247
  Accumulation Unit Value at end of
   period                                $24.624        $23.589        $22.015        $20.266        $18.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             75             98            117            146
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.195        $19.355        $18.494        $16.199        $12.364
  Accumulation Unit Value at end of
   period                                $20.876        $22.195        $19.355        $18.494        $16.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,616          6,015          7,551          8,586          9,208
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.941        $19.163        $18.337        $16.086        $12.296
  Accumulation Unit Value at end of
   period                                $20.606        $21.941        $19.163        $18.337        $16.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             78             81             85             84
PUTNAM VT OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.604         $5.944         $5.576         $5.188         $3.870
  Accumulation Unit Value at end of
   period                                 $7.350         $6.604         $5.944         $5.576         $5.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,366          2,838          3,516          4,565          5,609
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.528         $5.884         $5.529         $5.152         $3.849
  Accumulation Unit Value at end of
   period                                 $7.255         $6.528         $5.884         $5.529         $5.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             50             57             86             88
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.128        $12.835        $12.366        $11.634         $9.386
  Accumulation Unit Value at end of
   period                                $14.047        $14.128        $12.835        $12.366        $11.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,568          2,107          2,767          3,335          4,040
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.967        $12.707        $12.261        $11.553         $9.335
  Accumulation Unit Value at end of
   period                                $13.866        $13.967        $12.707        $12.261        $11.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             50             70             80            109
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.924        $23.222        $21.948        $17.588        $11.886
  Accumulation Unit Value at end of
   period                                $23.236        $26.924        $23.222        $21.948        $17.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,855          4,136          5,281          6,842          6,986
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.616        $22.991        $21.762        $17.466        $11.821
  Accumulation Unit Value at end of
   period                                $22.936        $26.616        $22.991        $21.762        $17.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             59             72             73             76

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.841        $30.190        $41.424        $24.805        $20.223
  Accumulation Unit Value at end of
   period                                $14.325        $20.841        $30.190        $41.424        $24.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,740         38,503         46,654         45,291         44,315
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.758        $30.114        $41.383        $26.455             --
  Accumulation Unit Value at end of
   period                                $14.247        $20.758        $30.114        $41.383             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                178            219            206             59             --
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.828        $14.513        $12.014        $12.151        $11.597
  Accumulation Unit Value at end of
   period                                $12.364        $14.828        $14.513        $12.014        $12.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,596         11,207          7,894          8,045          8,158
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.769        $14.477        $12.002        $13.957             --
  Accumulation Unit Value at end of
   period                                $12.296        $14.769        $14.477        $12.002             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             76             32             16             --
PUTNAM VT OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.777        $10.765        $22.292         $9.980        $10.000
  Accumulation Unit Value at end of
   period                                 $3.870         $5.777        $10.765        $22.292         $9.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,929          7,503          8,677          3,871            922
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.754        $10.738        $22.270        $11.045             --
  Accumulation Unit Value at end of
   period                                 $3.849         $5.754        $10.738        $22.270             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            118             99             18             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.213        $15.218        $15.712        $12.497        $10.000
  Accumulation Unit Value at end of
   period                                 $9.386        $12.213        $15.218        $15.712        $12.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,959          6,111          5,894          3,376            522
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.164        $15.180        $15.696        $13.682             --
  Accumulation Unit Value at end of
   period                                 $9.335        $12.164        $15.180        $15.696             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            121            113             41             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.711        $12.598        $10.251        $10.000             --
  Accumulation Unit Value at end of
   period                                $11.886        $14.711        $12.598        $10.251             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,550          6,503          1,878            390             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.652        $12.566        $10.241        $10.000             --
  Accumulation Unit Value at end of
   period                                $11.821        $14.652        $12.566        $10.241             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             73             46             17             --

APP III-6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.742        $12.417        $12.083        $11.295         $9.760
  Accumulation Unit Value at end of
   period                                $13.705        $13.742        $12.417        $12.083        $11.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,102          8,213         10,716         12,840         14,293
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.585        $12.293        $11.980        $11.216         $9.707
  Accumulation Unit Value at end of
   period                                $13.528        $13.585        $12.293        $11.980        $11.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83            135            203            227            251
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.889        $23.808        $22.162        $18.441        $14.960
  Accumulation Unit Value at end of
   period                                $35.441        $29.889        $23.808        $22.162        $18.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,532          5,324          6,628          7,655          8,910
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.548        $23.572        $21.974        $18.313        $14.878
  Accumulation Unit Value at end of
   period                                $34.984        $29.548        $23.572        $21.974        $18.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             50             62             71             77
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.438        $15.767        $14.215        $12.124         $9.215
  Accumulation Unit Value at end of
   period                                $16.870        $16.438        $15.767        $14.215        $12.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,620          4,874          6,348          7,669          8,774
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.250        $15.610        $14.095        $12.039         $9.164
  Accumulation Unit Value at end of
   period                                $16.652        $16.250        $15.610        $14.095        $12.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             72             89            110            119
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $55.420        $53.169        $50.896        $48.999        $39.701
  Accumulation Unit Value at end of
   period                                $57.812        $55.420        $53.169        $50.896        $48.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,880         11,445         14,668         18,488         22,411
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.786        $52.640        $50.466        $48.657        $39.483
  Accumulation Unit Value at end of
   period                                $57.066        $54.786        $52.640        $50.466        $48.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             89            113            132            162

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.826        $10.898        $10.063        $10.242        $10.000
  Accumulation Unit Value at end of
   period                                 $9.760        $10.826        $10.898        $10.063        $10.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,220         14,354         12,338         12,226          4,571
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.782        $10.871        $10.053        $10.984             --
  Accumulation Unit Value at end of
   period                                 $9.707        $10.782        $10.871        $10.053             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                282            283            205             84             --
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.919        $25.946        $22.360        $22.826        $20.143
  Accumulation Unit Value at end of
   period                                $14.960        $19.919        $25.946        $22.360        $22.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,956         15,142         18,525         21,802         23,490
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.839        $25.882        $22.338        $22.609             --
  Accumulation Unit Value at end of
   period                                $14.878        $19.839        $25.882        $22.338             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                101            119             85             21             --
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.422        $20.439        $21.587        $14.316        $12.151
  Accumulation Unit Value at end of
   period                                 $9.215        $13.422        $20.439        $21.587        $14.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,982         13,244         15,373          9,972          8,596
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.369        $20.388        $21.566        $15.604             --
  Accumulation Unit Value at end of
   period                                 $9.164        $13.369        $20.388        $21.566             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                129            160            124             35             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $54.656        $71.280        $86.479        $55.426        $45.197
  Accumulation Unit Value at end of
   period                                $39.701        $54.656        $71.280        $86.479        $55.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,290         35,523         43,490         46,130         47,034
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.437        $71.102        $86.393        $60.816             --
  Accumulation Unit Value at end of
   period                                $39.483        $54.437        $71.102        $86.393             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                181            223            187             39             --



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $13.063        $12.798        $12.768        $12.589        $12.540
   of period
  Accumulation Unit Value at end of      $13.993        $13.063        $12.798        $12.768        $12.589
   period
  Number of Accumulation Units             2,526          2,857          3,726          5,180          8,638
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning   $12.928        $12.685        $12.674        $12.515        $12.485
   of period
  Accumulation Unit Value at end of      $13.828        $12.928        $12.685        $12.674        $12.515
   period
  Number of Accumulation Units                32             38             43             82            132
   outstanding at end of period (in
   thousands)

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning   $11.649        $11.069        $10.000             --             --
   of period
  Accumulation Unit Value at end of      $12.540        $11.649        $11.069             --             --
   period
  Number of Accumulation Units            15,450          5,739            939             --             --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning   $11.616        $11.053        $10.000             --             --
   of period
  Accumulation Unit Value at end of      $12.485        $11.616        $11.053             --             --
   period
  Number of Accumulation Units               198             52              3             --             --
   outstanding at end of period (in
   thousands)

                                                                   APP III-7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.291         $9.268         $8.688         $7.660         $6.212
  Accumulation Unit Value at end of
   period                                 $9.465        $10.291         $9.268         $8.688         $7.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,155          1,510          1,630          1,640          1,660
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.197         $9.196         $8.633         $7.623         $6.192
  Accumulation Unit Value at end of
   period                                 $9.364        $10.197         $9.196         $8.633         $7.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             30             24             21             33
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.745        $16.466        $15.114        $12.940        $10.000
  Accumulation Unit Value at end of
   period                                $16.767        $18.745        $16.466        $15.114        $12.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                638            803            679            529            212
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.642        $16.400        $15.077        $12.927        $10.000
  Accumulation Unit Value at end of
   period                                $16.650        $18.642        $16.400        $15.077        $12.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             12              7              6              5
PUTNAM VT DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.051         $5.514         $5.198         $4.893         $3.748
  Accumulation Unit Value at end of
   period                                 $6.594         $6.051         $5.514         $5.198         $4.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                924            953          1,287          1,761          2,254
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.995         $5.471         $5.166         $4.870         $3.736
  Accumulation Unit Value at end of
   period                                 $6.523         $5.995         $5.471         $5.166         $4.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             18             27             36             41
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.194        $17.308        $16.995        $15.727        $13.261
  Accumulation Unit Value at end of
   period                                $18.693        $18.194        $17.308        $16.995        $15.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,207          7,354          9,306         11,186         13,433
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.986        $17.136        $16.851        $15.618        $13.188
  Accumulation Unit Value at end of
   period                                $18.452        $17.986        $17.136        $16.851        $15.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             93            120            116            138
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.345        $13.911        $13.345        $12.068        $10.000
  Accumulation Unit Value at end of
   period                                $16.676        $16.345        $13.911        $13.345        $12.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,061          5,125          5,062          3,861          2,036
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.255        $13.855        $13.311        $12.056        $10.000
  Accumulation Unit Value at end of
   period                                $16.560        $16.255        $13.855        $13.311        $12.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76             82             55             46             25

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.090         $9.505        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $6.212         $8.090         $9.505             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,336            651             38             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.076         $9.503             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.192         $8.076             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             10             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DISCOVERY GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.378         $7.863        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $3.748         $5.378         $7.863             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,998            593             79             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.368         $7.861        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $3.736         $5.368         $7.861             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             12            112             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.663        $12.369        $12.532        $12.489        $12.841
  Accumulation Unit Value at end of
   period                                $13.261        $12.663        $12.369        $12.532        $12.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,267         17,466         19,284         22,092         23,713
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.612        $12.338        $12.520        $12.713             --
  Accumulation Unit Value at end of
   period                                $13.188        $12.612        $12.338        $12.520             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                136            137            115             42             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP III-8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $37.331        $33.490        $31.682        $29.406        $24.435
  Accumulation Unit Value at end of
   period                                $37.976        $37.331        $33.490        $31.682        $29.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,378          4,101          4,974          6,156          7,571
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $36.904        $33.157        $31.414        $29.201        $24.301
  Accumulation Unit Value at end of
   period                                $37.486        $36.904        $33.157        $31.414        $29.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             36             38             37             43
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.183        $23.141        $21.512        $19.146        $14.988
  Accumulation Unit Value at end of
   period                                $30.394        $28.183        $23.141        $21.512        $19.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,501          9,299         11,621         14,744         18,820
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.861        $22.911        $21.330        $19.013        $14.906
  Accumulation Unit Value at end of
   period                                $30.002        $27.861        $22.911        $21.330        $19.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             79             87            100            112
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $59.436        $51.874        $49.863        $45.405        $36.059
  Accumulation Unit Value at end of
   period                                $55.213        $59.436        $51.874        $49.863        $45.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,697         26,758         35,014         45,058         55,276
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $58.756        $51.358        $49.441        $45.089        $35.861
  Accumulation Unit Value at end of
   period                                $54.500        $58.756        $51.358        $49.441        $45.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210            292            347            392            458
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.867         $4.539         $4.411         $4.383         $3.600
  Accumulation Unit Value at end of
   period                                 $5.079         $4.867         $4.539         $4.411         $4.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,832          2,378          2,899          3,810          4,703
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.817         $4.499         $4.379         $4.357         $3.584
  Accumulation Unit Value at end of
   period                                 $5.019         $4.817         $4.499         $4.379         $4.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             48             69             46             48
PUTNAM VT HEALTH SCIENCES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.413        $12.214        $10.913        $10.314         $8.804
  Accumulation Unit Value at end of
   period                                $12.196        $12.413        $12.214        $10.913        $10.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,250          4,731          6,675          8,213         10,217
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.271        $12.092        $10.821        $10.242         $8.755
  Accumulation Unit Value at end of
   period                                $12.038        $12.271        $12.092        $10.821        $10.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73            108            137            149            176

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.276        $31.287        $33.370        $30.256        $27.026
  Accumulation Unit Value at end of
   period                                $24.435        $28.276        $31.287        $33.370        $30.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,257         11,419         13,483         15,126         16,653
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $28.163        $31.209        $33.337        $31.376             --
  Accumulation Unit Value at end of
   period                                $24.301        $28.163        $31.209        $33.337             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             49             43              5             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.527        $28.154        $40.580        $24.940        $19.497
  Accumulation Unit Value at end of
   period                                $14.988        $19.527        $28.154        $40.580        $24.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,035         32,035         39,251         40,918         42,487
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.449        $28.084        $40.540        $25.979             --
  Accumulation Unit Value at end of
   period                                $14.906        $19.449        $28.084        $40.540             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                125            168            151             22             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $45.028        $48.663        $45.646        $45.567        $40.036
  Accumulation Unit Value at end of
   period                                $36.059        $45.028        $48.663        $45.646        $45.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             66,339         79,620         86,628        100,158        102,727
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $44.848        $48.542        $45.601        $50.800             --
  Accumulation Unit Value at end of
   period                                $35.861        $44.848        $48.542        $45.601             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                479            504            402            142             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.169         $7.701        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $3.600         $5.169         $7.701             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,912          5,980          5,402             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.154         $7.690        $10.000             --             --
  Accumulation Unit Value at end of
   period                                 $3.584         $5.154         $7.690             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             75             59             --             --
PUTNAM VT HEALTH SCIENCES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.189        $14.101        $10.277        $10.849        $10.000
  Accumulation Unit Value at end of
   period                                 $8.804        $11.189        $14.101        $10.277        $10.849
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,927         16,343         19,344         12,308          7,148
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.144        $14.066        $10.267         $9.840             --
  Accumulation Unit Value at end of
   period                                 $8.755        $11.144        $14.066        $10.267             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                201            246            228             69             --

                                                                   APP III-9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $34.266        $31.418        $30.794        $28.136        $22.492
  Accumulation Unit Value at end of
   period                                $34.907        $34.266        $31.418        $30.794        $28.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,639          4,753          6,191          8,493         10,916
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.874        $31.106        $30.533        $27.940        $22.368
  Accumulation Unit Value at end of
   period                                $34.456        $33.874        $31.106        $30.533        $27.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             75             97            103            122
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.613        $26.713        $26.404        $25.569        $24.767
  Accumulation Unit Value at end of
   period                                $28.713        $27.613        $26.713        $26.404        $25.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,872          5,912          7,582          9,652         12,283
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.298        $26.448        $26.181        $25.391        $24.631
  Accumulation Unit Value at end of
   period                                $28.342        $27.298        $26.448        $26.181        $25.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             83            102            110            129
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.661        $19.531        $17.613        $15.333        $12.064
  Accumulation Unit Value at end of
   period                                $26.412        $24.661        $19.531        $17.613        $15.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,247          7,581          8,988         10,921         13,173
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.379        $19.337        $17.464        $15.226        $11.998
  Accumulation Unit Value at end of
   period                                $26.071        $24.379        $19.337        $17.464        $15.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89            126            132            158            183
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.473        $19.446        $17.248        $14.418        $10.567
  Accumulation Unit Value at end of
   period                                $25.893        $24.473        $19.446        $17.248        $14.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,159          7,161          7,801          8,822          9,254
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.194        $19.252        $17.102        $14.317        $10.509
  Accumulation Unit Value at end of
   period                                $25.559        $24.194        $19.252        $17.102        $14.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             98             98             89             74
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.625        $14.138        $12.084        $10.785         $8.187
  Accumulation Unit Value at end of
   period                                $19.730        $17.625        $14.138        $12.084        $10.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,046          3,481          3,692          3,944          4,801
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.423        $13.997        $11.982        $10.709         $8.142
  Accumulation Unit Value at end of
   period                                $19.475        $17.423        $13.997        $11.982        $10.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             46             48             43             52

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.932        $22.388        $24.799        $23.742        $25.575
  Accumulation Unit Value at end of
   period                                $22.492        $22.932        $22.388        $24.799        $23.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,404         14,797         16,616         20,315         23,582
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.841        $22.332        $24.774        $24.985             --
  Accumulation Unit Value at end of
   period                                $22.368        $22.841        $22.332        $24.774             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116            128             99             36             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.235        $21.913        $20.574        $21.305        $19.959
  Accumulation Unit Value at end of
   period                                $24.767        $23.235        $21.913        $20.574        $21.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,434         15,106         13,817         16,827         16,353
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.143        $21.858        $20.554        $21.164             --
  Accumulation Unit Value at end of
   period                                $24.631        $23.143        $21.858        $20.554             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                176            171            100             26             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.833        $18.900        $21.164        $13.403        $11.451
  Accumulation Unit Value at end of
   period                                $12.064        $14.833        $18.900        $21.164        $13.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,113         17,276         18,898         16,044         12,815
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.301             --             --             --             --
  Accumulation Unit Value at end of
   period                                $11.998             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                199             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.413        $15.868        $15.876        $12.922        $11.776
  Accumulation Unit Value at end of
   period                                $10.567        $12.413        $15.868        $15.876        $12.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,021         12,808         14,447         14,449         14,002
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.363        $15.829        $15.861        $14.490             --
  Accumulation Unit Value at end of
   period                                $10.509        $12.363        $15.829        $15.861             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79             83             60             24             --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.593        $13.611        $22.468        $11.226         $9.850
  Accumulation Unit Value at end of
   period                                 $8.187         $9.593        $13.611        $22.468        $11.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,822          7,716         10,072          8,347          7,123
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.555        $13.577        $22.445        $12.423             --
  Accumulation Unit Value at end of
   period                                 $8.142         $9.555        $13.577        $22.445             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             66             59             16             --

APP III-10

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.181         $9.925         $9.232         $8.280         $6.598
  Accumulation Unit Value at end of
   period                                $10.484        $11.181         $9.925         $9.232         $8.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,114         10,865         13,742         16,783         20,471
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.053         $9.827         $9.154         $8.222         $6.562
  Accumulation Unit Value at end of
   period                                $10.349        $11.053         $9.827         $9.154         $8.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                221            292            359            400            451
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.475        $16.246        $14.618        $12.807        $10.000
  Accumulation Unit Value at end of
   period                                $18.580        $18.475        $16.246        $14.618        $12.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,570          1,896          2,015          1,326            693
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.374        $16.181        $14.581        $12.794        $10.000
  Accumulation Unit Value at end of
   period                                $18.450        $18.374        $16.181        $14.581        $12.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             36             30             18             13
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.765         $1.710         $1.687         $1.696         $1.707
  Accumulation Unit Value at end of
   period                                 $1.828         $1.765         $1.710         $1.687         $1.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             54,602         52,280         54,112         71,282        128,493
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.745         $1.693         $1.673         $1.684         $1.697
  Accumulation Unit Value at end of
   period                                 $1.805         $1.745         $1.693         $1.673         $1.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,126            776            547            715          1,249
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.862        $22.236        $20.439        $18.746        $14.325
  Accumulation Unit Value at end of
   period                                $24.946        $23.862        $22.236        $20.439        $18.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,785         13,936         18,236         24,382         31,644
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.589        $22.015        $20.266        $18.615        $14.247
  Accumulation Unit Value at end of
   period                                $24.624        $23.589        $22.015        $20.266        $18.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73            102            123            150            177
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.195        $19.355        $18.494        $16.199        $12.364
  Accumulation Unit Value at end of
   period                                $20.876        $22.195        $19.355        $18.494        $16.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,792         10,051         12,737         14,071         14,950
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.941        $19.163        $18.337        $16.086        $12.296
  Accumulation Unit Value at end of
   period                                $20.606        $21.941        $19.163        $18.337        $16.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90            122            143            127            123

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.767        $11.793        $14.669        $11.432        $10.000
  Accumulation Unit Value at end of
   period                                 $6.598         $8.767        $11.793        $14.669        $11.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,848         33,076         37,893         30,741         11,569
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.732        $11.764        $14.655        $12.179             --
  Accumulation Unit Value at end of
   period                                 $6.562         $8.732        $11.764        $14.655             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                521            627            584            228             --
PUTNAM VT MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.706         $1.663         $1.591         $1.538         $1.483
  Accumulation Unit Value at end of
   period                                 $1.707         $1.706         $1.663         $1.591         $1.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            228,352        244,882        179,303        266,227        177,635
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.699         $1.659         $1.589         $1.555             --
  Accumulation Unit Value at end of
   period                                 $1.697         $1.699         $1.659         $1.589             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,493          2,111          2,321            377             --
PUTNAM VT NEW OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.841        $30.190        $41.424        $24.805        $20.223
  Accumulation Unit Value at end of
   period                                $14.325        $20.841        $30.190        $41.424        $24.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             39,838         53,656         63,956         62,624         62,749
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.758        $30.114        $41.383        $26.455             --
  Accumulation Unit Value at end of
   period                                $14.247        $20.758        $30.114        $41.383             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                190            253            256             59             --
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.828        $14.513        $12.014        $12.151        $11.597
  Accumulation Unit Value at end of
   period                                $12.364        $14.828        $14.513        $12.014        $12.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,840         17,623         12,045         12,278         12,727
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.769        $14.477        $12.002        $13.957             --
  Accumulation Unit Value at end of
   period                                $12.296        $14.769        $14.477        $12.002             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            156             58             20             --

                                                                  APP III-11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.604         $5.944         $5.576         $5.188         $3.870
  Accumulation Unit Value at end of
   period                                 $7.350         $6.604         $5.944         $5.576         $5.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,453          2,632          3,512          4,720          6,211
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.528         $5.884         $5.529         $5.152         $3.849
  Accumulation Unit Value at end of
   period                                 $7.255         $6.528         $5.884         $5.529         $5.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86            120            154            239            211
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.128        $12.835        $12.366        $11.634         $9.386
  Accumulation Unit Value at end of
   period                                $14.047        $14.128        $12.835        $12.366        $11.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,060          2,731          3,682          5,113          6,474
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.967        $12.707        $12.261        $11.553         $9.335
  Accumulation Unit Value at end of
   period                                $13.866        $13.967        $12.707        $12.261        $11.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             77             96            107            115
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.924        $23.222        $21.948        $17.588        $11.886
  Accumulation Unit Value at end of
   period                                $23.236        $26.924        $23.222        $21.948        $17.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,290          4,823          6,397          8,120          8,747
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.616        $22.991        $21.762        $17.466        $11.821
  Accumulation Unit Value at end of
   period                                $22.936        $26.616        $22.991        $21.762        $17.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             89            107            138            126
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.742        $12.417        $12.083        $11.295         $9.760
  Accumulation Unit Value at end of
   period                                $13.705        $13.742        $12.417        $12.083        $11.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,407         13,466         18,161         21,935         24,535
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.585        $12.293        $11.980        $11.216         $9.707
  Accumulation Unit Value at end of
   period                                $13.528        $13.585        $12.293        $11.980        $11.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                157            239            324            323            335
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.889        $23.808        $22.162        $18.441        $14.960
  Accumulation Unit Value at end of
   period                                $35.441        $29.889        $23.808        $22.162        $18.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,076          4,893          6,239          7,562          9,178
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.548        $23.572        $21.974        $18.313        $14.878
  Accumulation Unit Value at end of
   period                                $34.984        $29.548        $23.572        $21.974        $18.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             50             63             66             76

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.777        $10.765        $22.292         $9.980        $10.000
  Accumulation Unit Value at end of
   period                                 $3.870         $5.777        $10.765        $22.292         $9.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,659          8,763          9,835          5,012          1,672
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.754        $10.738        $22.270        $11.045             --
  Accumulation Unit Value at end of
   period                                 $3.849         $5.754        $10.738        $22.270             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                234            245            205             45             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.213        $15.218        $15.712        $12.497        $10.000
  Accumulation Unit Value at end of
   period                                 $9.386        $12.213        $15.218        $15.712        $12.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,998          9,462          8,335          4,978          1,095
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.164        $15.180        $15.696        $13.682             --
  Accumulation Unit Value at end of
   period                                 $9.335        $12.164        $15.180        $15.696             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            178            128             65             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.711        $12.598        $10.251        $10.000             --
  Accumulation Unit Value at end of
   period                                $11.886        $14.711        $12.598        $10.251             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,857          8,798          2,707            676             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.652        $12.566        $10.241        $10.000             --
  Accumulation Unit Value at end of
   period                                $11.821        $14.652        $12.566        $10.241             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                128            112             65              6             --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.826        $10.898        $10.063        $10.242        $10.000
  Accumulation Unit Value at end of
   period                                 $9.760        $10.826        $10.898        $10.063        $10.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,071         19,770         14,689         14,825          6,247
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.782        $10.871        $10.053        $10.984             --
  Accumulation Unit Value at end of
   period                                 $9.707        $10.782        $10.871        $10.053             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                363            343            255            110             --
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.919        $25.946        $22.360        $22.826        $20.143
  Accumulation Unit Value at end of
   period                                $14.960        $19.919        $25.946        $22.360        $22.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,416         15,072         16,906         19,114         19,598
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.839        $25.882        $22.338        $22.609             --
  Accumulation Unit Value at end of
   period                                $14.878        $19.839        $25.882        $22.338             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             90             69             18             --

APP III-12

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                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.438        $15.767        $14.215        $12.124         $9.215
  Accumulation Unit Value at end of
   period                                $16.870        $16.438        $15.767        $14.215        $12.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,976          5,467          7,353          9,369         11,313
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.250        $15.610        $14.095        $12.039         $9.164
  Accumulation Unit Value at end of
   period                                $16.652        $16.250        $15.610        $14.095        $12.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             87            135            114            133
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $55.420        $53.169        $50.896        $48.999        $39.701
  Accumulation Unit Value at end of
   period                                $57.812        $55.420        $53.169        $50.896        $48.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,907         12,132         16,443         22,445         28,507
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.786        $52.640        $50.466        $48.657        $39.483
  Accumulation Unit Value at end of
   period                                $57.066        $54.786        $52.640        $50.466        $48.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86            117            149            177            207

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.422        $20.439        $21.587        $14.316        $12.151
  Accumulation Unit Value at end of
   period                                 $9.215        $13.422        $20.439        $21.587        $14.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,188         17,371         20,369         14,524         12,672
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.369        $20.388        $21.566        $15.604             --
  Accumulation Unit Value at end of
   period                                 $9.164        $13.369        $20.388        $21.566             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            181            175             36             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $54.656        $71.280        $86.479        $55.426        $45.197
  Accumulation Unit Value at end of
   period                                $39.701        $54.656        $71.280        $86.479        $55.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             34,829         44,335         51,763         52,779         51,742
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.437        $71.102        $86.393        $60.816             --
  Accumulation Unit Value at end of
   period                                $39.483        $54.437        $71.102        $86.393             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                235            287            257             72             --

To obtain a Statement of Additional Information, please complete the form below and mail to:

         The Hartford
       Attn: U.S. Wealth Management
       P.O. Box 5085
       Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for the Putnam Hartford Capital Manager Series V Variable Annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SEPARATE ACCOUNT TEN

                  SERIES V OF PUTNAM HARTFORD CAPITAL MANAGER

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 1, 2008
Date of Statement of Additional Information: May 1, 2008


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                5
  Total Return for all Sub-Accounts                                            5
  Yield for Sub-Accounts                                                       5
  Money Market Sub-Accounts                                                    6
  Additional Materials                                                         6
  Performance Comparisons                                                      6
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2007 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 27, 2008 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Ten (the "Account") as of December 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008, which reports are both included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2007: $2,396,800; 2006: $2,451,548; and 2005: $4,452,052.



ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES



As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2007 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



1st Discount Brokerage, Inc., AIM Distributors, Inc., A.P.P.S. Financial Group, Inc., Abacus Investments, Inc., ABN AMRO, Inc., Advantage Capital Corporation, Advisory Group Equity Services Ltd., AFA Financial Group LLC, AFS Brokerage, Inc., AIG Equity Sales Corp., AIG Financial Advisors Inc., AIG Retirement Advisors, Inc., AIG SunAmerica, Inc., Alexander Investment Services Co., Allegheny Investments, Ltd., Allen & Company LLC, Allen & Company of Florida, Inc., Allen Douglas Securities, Inc., Alliance Bank, AllianceBerstein Investments, Inc., AMCORE Investment Services, Inc., American Classic Securities Inc., American Diversified Financial Group LLC, American Funds & Trusts Inc., American Funds Distributors, Inc., American General Securities, Inc., American Investors Company, American Portfolios Financial Services, Inc., Ameriprise Financial, Inc., Ameritas Investment Corp., AMTrust Investment Services, Inc., AMVest Securities, Inc., Anderson & Strudwick, Inc., Andrew Garrett, Inc., Anthony Financial Management LLC, Arizona State Savings & Credit Union, Arvest Asset Management, Askar Corp., Asset Management Securities Corp., Associated Financial Services, Inc., Associated Investment Services, Inc., Associated Securities Corp., Atlantic Coast Securities Corp., AUL Equity Sales Corp., AXA Advisors LLC, AYRE Investments, Inc., B.C. Ziegler and Company, Banc of America Investment Services, Inc.,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------


BancNorth Investment Group, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank Insurance & Securities Association, Bank Iowa, Bank of the West, Bankers & Investors Co., Banknorth, N.A., Bannon Ohanesian & Lecours, Inc., Banorte Securities International, Ltd., Bates Securities, Inc., BB&T Investment Services, Inc., BBVA Investments Inc., BCG Securities, Inc., Beaconsfield Financial Services, Inc., Bedrock Capital Management, Inc., Bernard Herold & Co., Inc., Berthel Fisher & Company Financial Services, Inc., BI Investments LLC, Bodell Overcash Anderson & Co., Inc., Boone County National Bank, BOSC, Inc., Brecek & Young Advisors, Inc., Brighton Securities Corp., Broker Dealer Financial Services Corp., Brokers International Financial, Brokers International Financial Services LLC, Brooke Securities, Inc., Brookstreet Securities Corporation, Brown Advisory Securities LLC, Brown Lisle Cummings, Inc., Bruce A. Lefavi Securities, Inc., Buckman Buckman & Reid, Inc., Butler Freeman Tally Financial Group LLC, Butler Wick & Co., Inc., Cadaret Grant & Co., Inc., Calton & Associates, Inc., Cambridge Investment Research, Inc., Cambridge Legacy Securities LLC, Cantella & Co., Inc., Cantella & Company, Capital Analysts, Inc., Capital Brokerage Corp., Capital Choice Financial Services, Capital City Bank, Capital Concepts Investment Corp., Capital Financial Services, Inc., Capital Growth Securities LLC, Capital Investment Group, Inc., Capital Investment Services, Inc., Capital Management Securities, Inc., Capital One Bank, Capital One Investments LLC, Capital Securities of America, Inc., Capital Select I Corp., Capitol Securities Management, Inc., Carey Thomas Hoover, & Breault, Inc., Carolinas Investment Consulting LLC, CBIZ Financial Solutions, Inc., CCF Investments, Inc., CCO Investment Services Corp., Cebert Wealth Management Group, Inc., Centaurus Financial, Inc., Centennial Securities Company LLC, Central Bank, Century Securities Associates, Inc., CFD Investments, Inc., CFG Financial Associates, Inc., Charter One Financial, Inc., Chase Investments Services, Corp., Chemical Bank & Trust Co., Chemical Bank West, Chicago Investment Group LLC, CIG Securities, Citicorp Financial Services Corporation, Citigroup Global Markets Inc., Citizens Bank, Citizens Financial Services FSB, Citizens Investment Services Corp., Citizens National Bank, City Bank, City Securities Corporation, Clearing Services of America, Inc., Coburn & Meredith, Inc., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Investment Services, Inc., Community Bank, Community Bankers Securities LLC, Community Investment Services, Inc., Community National Bank, Compak Securities, Inc., Compass Brokerage, Inc., Comprehensive Asset Management Servicing, Inc., Contemporary Financial Solutions, Coordinated Capital Securities, Inc., Cornerstone Financial Services, Inc., Country Club Financial Services, Inc., Countrywide Investment Services, Inc., Crews & Associates, Inc., Cri Securities LLC, Crowell, Weedon & Co., Crown Capital Securities LLP, CUE Financial Group, Inc., Cuna Brokerage Services, Inc., CUSO Financial Services LP, Cutter & Company, Inc., CW Securities LLC, D.A. Davidson & Co., Daiwa Securities America Inc., Davenport & Company LLC, David A. Noyes & Company, Delta Equity Services Corporation, Delta Trust Investments, Inc., Dempsey Financial Network, Inc., Deutsche Bank Securities Inc., DFC Investor Services, Diversified Securities, Inc., Dominion Investor Services, Inc., Dorn & Co., Inc., Dortch Securities & Investments, Inc., Dougherty & Company LLC, Duerr Financial Corporation, Eagle One Investments LLC, Economy Securities, Inc., EDI Financial, Inc., Edward Jones, Effingham State Bank, EK Riley Investments LLC, Emergent Financial Group, Inc., Emerson Equity LLC, Empire Financial Group, Inc., Empire Securities Corp., Ensemble Financial Services, Inc., EPlanning Securities, Inc., Equable Securities Corp., Equitas America LLC, Equity Services, Inc., Essex Financial Services, Inc., Essex National Securities, Inc., Essex Securities LLC, Excel Securities & Associates, Inc., Fairport Capital, Inc., Farmers National Bank, Feltl & Company, Fenwick Securities, Inc., Ferris, Baker, Watts, Inc., FFP Securities, Inc., Fidelity Bank, Fidelity Brokerage Services LLC, Fidelity Federal Bank & Trust, Fiducial Investments Advisors, Inc., Fifth Third Securities, Inc., Financial Design, Inc., Financial Network Investment Corp., Financial Planning Consultants, Inc., Financial Security Management, Inc., Financial Telesis, Inc., Financial West Group, Fintegra LLC, First Allied Securities, Inc., First American Bank, First Bank, First Bank & Trust, First Brokerage America, First Brokerage America LLC, First Busy Securities, Inc., First Citizens Bank, First Citizens Financial Plus, Inc., First Citizens Investor Services, Inc., First Citizens National Bank, First Coast Financial Advisors LLC, First Colonial Group Inc., First Community Bank, N.A., First Dallas Securities Inc., First Federal Bank, First Fidelity Securities, First Financial Equity Corp., First Global Securities, Inc., First Heartland Capital, Inc., First Independent Financial Services, Inc., First MidAmerica Investment Corp., First Montauk Securities Corp., First National Bank, First National Investment Services Company LLC, First Northern Bank, First Place Bank, First Security Bank, First Southeast Investor Services, Inc., First Southwest Company, First St.Louis Securities, Inc., First Tennessee Brokerage, Inc., First Wall Street Corp., First Western Securities, Inc., FirstMerit Securities, Inc., Fiserv Brokerage Services, Inc., Fiserv, Inc., Florida Investment Advisers, FNB Brokerage Services, Inc., FNIC FID Div., Focused Investments, Folger Nolan Fleming Douglas Inc., Foothill Securities, Inc., Foresters Equity Services, Inc., Fortune Financial Services, Inc., Founders Financial Securities LLC, Fox & Company Investments Inc., Franklin Templeton Financial Services Corp., Frost Brokerage Services, Inc., FSC Securities Corp., FSIC, Fulcrum Securities, Inc., G & W Equity Sales, Inc., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., GIA Financial Group LLC, Girard Securities Inc., Glencrest Insurance Services, Global Brokerage Services, Inc., GMS Group LLC, Gold Coast Securities, Inc., Granite Securities LLC, Grant Bettingen, Inc., Great American Advisors, Inc., Great American Investors, Inc., Great Lakes Capital Financial Service Inc., Great Northern Financial Services, Gregory J. Schwartz & Co., Inc., Gunnallen Financial, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H.D.Vest Investment Services., HAAS Financial Products, Inc., Hagar Financial Corporation, Hancock Bank, Hancock Investment Services, Inc., Harbor Financial Services LLC, Harbour Investments, Inc., Harger and Company, Inc., Harold Dance Investments, Harris Investor Services, Inc., Hartford Equity Sales Company Inc., Hartford Investment Financial Services LLC, Harvest Capital LLC, Hawthorne Securities Corporation, Hazard & Siegel, Inc., HBW Securities LLC, Heartland Bank, Heartland Investment Associates, Inc., Hefren-Tillotson, Inc., Heim Young & Associates, Inc., Heritage Bank, Hibernia National Bank, Home Savings Bank

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Hornor Townsend & Kent, Inc., Horwitz & Associates, Inc., HSBC Bank International, HSBC Securities (USA) Inc., Huntington Securities Corp., Huntington Investment Co., Huntington National Bank, Huntleigh Securities Corporation, IBC Bank, IBC Investments, IBN Financial Services, Inc., ICBA Financial Services Corporation, IFC Holdings, IFG Network Securities, Inc., IFMG Securities, Inc., IMS Securities, Inc., Independent Bank, Independent Financial Group LLC, Independent Financial Securities, Inc., INFINEX Investments, Inc., ING Financial Advisers LLC, ING Financial Partners, Inc., Innovative Solutions Insurance Services, Intercarolina Financial Services, Inc., Interlink Securities Corp., International Assets Advisory LLC, International Research Securities, Inc., Intersecurities, Inc., Intrust Brokerage Inc., Invesmart Securities LLC, Invest Financial Corporation, Investacorp, Inc., Investment Centers Of America, Inc., Investment Management Service, Inc., Investment Planners, Inc., Investment Professionals Inc., Investment Security Corporation, Investors Capital Corp., Investors Security Company, Inc., Iowa State Bank, Iron Street Securities, Inc., Ironstone Securities, Inc., J.B. Hanauer & Co., J.P. Morgan Securities, Inc., J.P. Turner & Company LLC, J.W. Cole Financial, Inc., Jack V. Butterfield Investment Company, James I. Black & Company, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Jesup & Lamont Securities Corp., Joseph Stevens & Co., Inc., K.W. Brown Investments, Kalos Capital, Inc., Kaplan & Co., Securities Inc., KCD Financial, Inc., Key Investment Services LLC, Kinecta Financial & Insurance Services LLC, KMS Financial Services, Inc., Kovack Securities Inc., Lara, Shull & May, Ltd., Lasalle Financial Services, Inc., Lasalle St Securities LLC, Legacy Asset Securities, Inc., Legacy Financial Services, Inc., Legend Equities Corporation, Legg Mason Investor Services LLC, Leigh Baldwin & Co., LLC, Leonard & Company, Lesko Securities Inc., Lexington Investment Company, Inc., Liberty Group LLC, Lifemark Securities Corp., Lincoln Financial Advisors Corporation, Lincoln Investment Planning, Inc., Linsco/Private Ledger/Bank Div., Long Island Financial Group, Inc., Lord Abbett Distributor LLC, LPL Financial Corporation, M Holdings Securities, Inc., M&I Brokerage Services, Inc., M&T Securities, Inc., M. Griffith Investment Services, Inc., M.L. Stern & Co., LLC, Main Street Securities LLC, Manarin Securities Corporation, Marketing One Securities, Marquette Capital Partners, Inc., MBM Securities, Inc., McGinn, Smith & Co., Inc., McGrath Financial & Retirement Services, Inc., Means Investment Co., Inc., Medallion Investment Services, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Merrimac Corporate Securities, Inc., Merrimack Valley Investment, Inc., Mesirow Financial, Inc., Metlife Securities Inc., MFS Fund Distributors, Inc., Mid Atlantic Capital Corporation, MidAmerica Financial Services, Inc., Milestone Financial Services, Inc., Milkie/Ferguson Investments, Inc., MML Investors Services, Inc., Maloney Securities Co., Inc., Money Concepts Capital Corp., Money Management Advisory, Inc., Moors & Cabot, Inc., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Inc., Morris Group, Inc., MSCS Financial Services LLC, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Funds Associates Inc., Mutual Of Omaha Investor Services, Inc., Mutual Securities, Inc., Mutual Services Corp., MWA Financial Services Inc., NAST, NatCity Investments, Inc., National Advisers Trust Company FSB, National Financial Services LLC, National Investor Service Corporation, National Planning Corporation, National Securities Corporation, Nations Financial Group, Inc., NAVA, Navy Federal Brokerage Services LLC, Navy Federal Credit Union, NBC Securities, Inc., Neidiger Tucker Bruner, Inc., Nelson Securities Inc., New England Securities, NewAlliance Investments, Inc., Newbridge Securities Corporation, Next Financial Group, Inc., NFB Investment Services Corp., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northern Trust Securities, Inc., Northwestern Mutual Investment Services LLC, Nutmeg Securities, Ltd., O Bee Credit Union, Oak Tree Securities, Inc., Oberlin Financial Corporation, OFG Financial Services, Inc., Ogilvie Security Advisors Corporation, Ohio National Equities, Inc., Ohio Savings Securities, Inc., Olde Economie Financial Consultants, Ltd., Omega Securities, Inc., Omni Brokerage, Inc., ONE Investment Services, Inc., OneAmerica Securities, Inc., Online Brokerage Services, Oppenheimer & Co. Inc., Orange County Teachers Federal Credit Union, P & A Financial Securities, Inc., Pacific Financial Associates, Inc., Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Park Avenue Securities LLC, Partners Investment Network, Inc., Partnervest Securities, Inc., Paulson Investment Company Inc., Paychex Securities Corporation, Penn Plaza Brokerage, Ltd., Pension Planners Securities, Inc., Pension Financial Services, Inc., Peoples Bank, Peoples Securities, Inc., Perryman Securities, Inc., Pershing LLC, PFIC Securities Corp., Planmember Securities Corp., Planned Investment Co., Inc., PMK Securities & Research Inc., PNC Investments LLC, Pointe Capital, Inc., Pratt, Kutzke & Associates LLP, Preferred Financial Group, Premier Credit Union, Prime Capital Services, Inc., Primesolutions Securities, Inc., Primevest Financial Services, Inc., Princor Financial, Service Corp., Private Consulting Group, Inc., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Inc., Protected Investors of America, Provident Bank, PTS Brokerage LLC, Purshe Kaplan Sterling Investments, Putnam Retail Management Limited Partnership, Pyramid Funds, Corp., QA3 Financial Corp., Quest Capital Strategies, Inc., Quest Securities, Inc., Questar Capital Corporation, R. Seelaus & Company Inc., R.M. Stark & Co., Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, Inc., RBC Centura Securities, Inc., RBC Dain Rauscher Inc., Regal Securities, Inc., Reliance Securities LLC, Resource Horizons Group LLC, Rhodes Securities, Inc., Rice Pontes Capital, Inc., Ridgeway & Conger, Inc., River City Bank, Riverstone Wealth Management, Inc., RNR Securities LLC, Robert B. Ausdal & Co., Inc., Robert W. Baird & Co. Inc., Robinson & Robinson, Inc., Rogan & Associates, Inc., Rogan, Rosenberg & Associates, Inc., Royal Alliance Associates, Inc., Royal Securities Company, Rydex Distributors, Inc., S.C. Parker & Co., Inc., S.G. Long & Company, Safe Credit Union, Sage, Rutty & Co., Inc., Sammons Securities Company LLC, San Mateo Credit Union, Sanders Morris Harris Group Inc., Saxony Securities, Inc., SCF Securities, Inc., Scott & Stringfellow, Inc., Seacoast Investor Services Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., SEI Financial Services, Inc., Sentinel Securities, Inc., Sentra Securities Corp., Shepard & Vrbanac Sec., Inc., Shields & Company, SIG Brokerage, L.P., Sigma Financial Corporation, Signal Securities, Inc., Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., SII Investments, Inc., Sisk Investment Services, Inc., Smith Hayes Financial Services Corp., Sorrento Pacific Financial LLC, Source Capital Group, Inc., South Valley Wealth Management, Southeast Investments, N.C., Inc., Southwest

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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Securities, Inc., Spectrum Capital, Inc., Spelman & Co., Inc., Spina Financial, Stanford Group Company, Stephen A. Kohn & Associates, Ltd., Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, Inc., Steven L. Falk & Assoc., Inc., Stifel Nicolaus & Co., Inc., Strand Atkinson Williams & York, Inc., Strategic Alliance Corp., Stuart Securities Corp., Summark Financial Services, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Sunset Financial Services, Inc., SunStreet Securities LLC, SunTrust Investment Services, Inc., SWBC Investment Services LLC, SWS Financial Services, Symetra Investment Services Inc., Synergy Investment Group LLC, Synovus Securities, Inc., T.J. Raney & Sons, Inc., T.S. Phillips Investments, Inc., TD Ameritrade, Inc., Teckmeyer Financial Services LLC, TFS Securities, Inc., The Concord Equity Group LLC, The Huntington Investment Company, The O.N. Equity Sales Company, Thoroughbred Financial Services LLC, Thrasher & Company, Inc., Thrivent Investment Management Inc., Thurston Springer Miller, Herd & Titak, Inc., TimeCapital Securities Corp., Touchstone Financial Group LLC, Tower Square Securities, Inc., Traderight Securities, Inc., Transamerica Financial Advisors, Inc., Triad Advisors, Inc., Trustfirst, Trustmark Securities, Inc., Trustmont Financial Group, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc., UBS Financial Services, Inc., UBS International, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Unified Financial Securities, Inc., Union Capital Company, UnionBanc Investment Services, UnionBanc Investment Services LLC, United Bank, United Brokerage Services, Inc., United Community Bank, United Financial Group, Ltd., United Global Securities, Inc., United Heritage Financial Group, United Planners' Financial Services of America A Limited Partner, United Securities Alliance, Inc., Univest Investments, Inc., USA Financial Securities, Corp., USLIFE Equity Sales, UVEST Financial Services Group, Inc., Valmark Securities, Inc., Van Kampen Funds, Inc., Vanderbilt Securities LLC, VBC Securities LLC, Venture Bank, Veritrust Financial LLC, VFinance Investments, Inc., Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., W. R. Taylor & Company LLC, Wachovia Securities LSG, Wachovia Securities LLC, Wadsworth Investment Co., Inc., Wall Street Financial Group, Inc., Wallstreet Electronica, Inc., Wamu Investments, Inc., Wasserman & Associates, Inc., Waterstone Financial Group, Inc., Waveland Capital Partners LLC, Wayne Hummer Investments LLC, Webster Bank, Webster Investment Services, Inc., Wedbush Morgan Securities, Inc., Weiss Capital Securities, Inc., Weitzel Financial Services, Inc., Wells Fargo Investments LLC, Wells Fargo Securities LLC, Wellstone Securities LLC, Wesbanco Securities, Inc., Wescom Financial Services, Western International Securities, Inc., Westminster Financial Securities, Inc., WFB Wealth Management Group, WFG Investments, Inc., WFP Securities, Whitney Securities LLC, Wiley Bros.-Aintree Capital LLC, William
C. Burnside & Company, Inc., Wilmington Brokerage Services Company, Woodbury Financial Services, Inc., Woodlands Securities, Corp., Woodmen Financial Services, Inc., Woodstock Financial Group, Inc., Workman Securities, Corp., World Choice Securities, Inc., World Financial Group, Inc., World Group Securities, Inc., Worth Financial Group, Inc., WRP Investments, Inc., Wunderlich Securities, Inc., XCU Capital Corp., Inc., Zions Direct, Inc., Zions Investment Securities, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT TEN AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

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We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Ten (the "Account"), as of De-cember 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above pre-sent fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life and Annuity Insurance Company Separate Account Ten as of De-cember 31, 2007, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

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                                                   PUTNAM AMERICAN
                                 PUTNAM MID          GOVERNMENT
                                  CAP VALUE            INCOME
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         1,846,695           3,111,605
   Class IB                           333,632             501,240
                                =============       =============
  Cost:
   Class IA                       $24,033,013         $33,998,579
   Class IB                         4,740,737           5,882,307
                                =============       =============
  Market Value:
   Class IA                       $30,378,133         $36,499,133
   Class IB                         5,454,889           5,859,494
 Due from Hartford Life and
  Annuity Insurance Company                --                  --
 Receivable from fund shares
  sold                                 37,266              97,314
 Other assets                              --                  --
                                -------------       -------------
 Total Assets                      35,870,288          42,455,941
                                -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            37,267              97,314
 Payable for fund shares
  purchased                                --                  --
 Other liabilities                         --                  --
                                -------------       -------------
 Total Liabilities                     37,267              97,314
                                -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $35,833,021         $42,358,627
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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                                   PUTNAM CAPITAL          PUTNAM DIVERSIFIED          PUTNAM GLOBAL
                                    APPRECIATION                 INCOME               ASSET ALLOCATION
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             1,385,565                13,479,470                 7,750,165
   Class IB                               317,210                 1,965,738                   536,089
                                    =============            ==============            ==============
  Cost:
   Class IA                           $10,507,018              $138,242,810              $108,726,288
   Class IB                             2,370,513                17,062,888                 7,267,411
                                    =============            ==============            ==============
  Market Value:
   Class IA                           $11,458,620              $118,619,334              $130,977,786
   Class IB                             2,597,954                17,101,918                 9,081,348
 Due from Hartford Life and
  Annuity Insurance Company                    --                        --                        --
 Receivable from fund shares
  sold                                     11,823                    73,042                   136,386
 Other assets                                  --                         1                        --
                                    -------------            --------------            --------------
 Total Assets                          14,068,397               135,794,295               140,195,520
                                    -------------            --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                11,823                    73,042                   136,386
 Payable for fund shares
  purchased                                    --                        --                        --
 Other liabilities                             --                        --                        --
                                    -------------            --------------            --------------
 Total Liabilities                         11,823                    73,042                   136,386
                                    -------------            --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $14,056,574              $135,721,253              $140,059,134
                                    =============            ==============            ==============

                               PUTNAM GLOBAL    PUTNAM GROWTH
                                   EQUITY         AND INCOME
                                SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  --------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        15,906,614        50,173,779
   Class IB                           312,573         2,073,652
                               ==============  ================
  Cost:
   Class IA                      $211,954,687      $883,328,692
   Class IB                         3,974,163        47,026,819
                               ==============  ================
  Market Value:
   Class IA                      $232,395,633    $1,168,045,570
   Class IB                         4,526,054        47,942,848
 Due from Hartford Life and
  Annuity Insurance Company                --                --
 Receivable from fund shares
  sold                                176,740           906,098
 Other assets                              --                 2
                               --------------  ----------------
 Total Assets                     237,098,427     1,216,894,518
                               --------------  ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           176,740           906,097
 Payable for fund shares
  purchased                                --                --
 Other liabilities                         --                --
                               --------------  ----------------
 Total Liabilities                    176,740           906,097
                               --------------  ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $236,921,687    $1,215,988,421
                               ==============  ================

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

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                                     PUTNAM GROWTH            PUTNAM HEALTH
                                     OPPORTUNITIES              SCIENCES
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              1,744,704                3,057,591
   Class IB                                528,102                  285,429
                                     =============            =============
  Cost:
   Class IA                            $18,348,818              $30,774,502
   Class IB                              2,958,603                3,380,428
                                     =============            =============
  Market Value:
   Class IA                             $9,735,447              $41,246,903
   Class IB                              2,915,125                3,827,611
 Due from Hartford Life and
  Annuity Insurance Company                     --                       --
 Receivable from fund shares
  sold                                      14,827                   58,875
 Other assets                                   --                        2
                                     -------------            -------------
 Total Assets                           12,665,399               45,133,391
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 14,827                   58,875
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                       --
                                     -------------            -------------
 Total Liabilities                          14,827                   58,875
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $12,650,572              $45,074,516
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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                                                                              PUTNAM
                                                                          INTERNATIONAL
                                 PUTNAM HIGH                                GROWTH AND
                                    YIELD            PUTNAM INCOME            INCOME
                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         17,371,207           11,383,011            9,900,478
   Class IB                          1,676,553            2,375,536              962,477
                                ==============       ==============       ==============
  Cost:
   Class IA                       $205,939,583         $151,065,049         $115,541,118
   Class IB                         12,553,510           30,056,497           12,168,138
                                ==============       ==============       ==============
  Market Value:
   Class IA                       $129,589,205         $144,336,576         $164,347,942
   Class IB                         12,389,734           29,907,998           15,861,633
 Due from Hartford Life and
  Annuity Insurance Company                 --                   --                   --
 Receivable from fund shares
  sold                                 222,117              159,657               58,834
 Other assets                                1                    1                   --
                                --------------       --------------       --------------
 Total Assets                      142,201,057          174,404,232          180,268,409
                                --------------       --------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            222,117              159,657               58,834
 Payable for fund shares
  purchased                                 --                   --                   --
 Other liabilities                          --                   --                    1
                                --------------       --------------       --------------
 Total Liabilities                     222,117              159,657               58,835
                                --------------       --------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $141,978,940         $174,244,575         $180,209,574
                                ==============       ==============       ==============


                                    PUTNAM              PUTNAM
                                INTERNATIONAL      INTERNATIONAL NEW
                                    EQUITY           OPPORTUNITIES
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------  ---------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                          8,905,079           2,964,592
   Class IB                          1,216,065             223,541
                                ==============       =============
  Cost:
   Class IA                       $103,726,602         $30,521,810
   Class IB                         16,734,190           3,493,190
                                ==============       =============
  Market Value:
   Class IA                       $170,176,055         $61,040,944
   Class IB                         23,056,604           4,578,132
 Due from Hartford Life and
  Annuity Insurance Company                 --                  --
 Receivable from fund shares
  sold                                  93,342             148,674
 Other assets                               --                   1
                                --------------       -------------
 Total Assets                      193,326,001          65,767,751
                                --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             93,342             148,674
 Payable for fund shares
  purchased                                 --                  --
 Other liabilities                           2                  --
                                --------------       -------------
 Total Liabilities                      93,344             148,674
                                --------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $193,232,657         $65,619,077
                                ==============       =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   PUTNAM     PUTNAM MONEY
                                 INVESTORS       MARKET
                                SUB-ACCOUNT   SUB-ACCOUNT
----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        7,737,239   102,281,326
   Class IB                        1,337,195     9,102,299
                                ============  ============
  Cost:
   Class IA                      $78,744,064  $102,281,326
   Class IB                       12,650,671     9,102,299
                                ============  ============
  Market Value:
   Class IA                      $89,751,978  $102,281,326
   Class IB                       15,431,232     9,102,299
 Due from Hartford Life and
  Annuity Insurance Company               --            --
 Receivable from fund shares
  sold                                41,801       386,273
 Other assets                             --           176
                                ------------  ------------
 Total Assets                    105,225,011   111,770,074
                                ------------  ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           41,801       386,273
 Payable for fund shares
  purchased                               --            --
 Other liabilities                        --            --
                                ------------  ------------
 Total Liabilities                    41,801       386,273
                                ------------  ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                   $105,183,210  $111,383,801
                                ============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM NEW     PUTNAM NEW         PUTNAM OTC &
                                OPPORTUNITIES      VALUE         EMERGING GROWTH
                                 SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        12,637,641     10,618,870          2,275,292
   Class IB                           543,505      1,272,802            358,932
                                =============  =============       ============
  Cost:
   Class IA                      $159,421,157   $116,999,869        $22,015,556
   Class IB                         9,788,662     18,334,889          2,911,937
                                =============  =============       ============
  Market Value:
   Class IA                      $272,341,162   $167,247,199        $18,953,179
   Class IB                        11,516,888     19,881,180          2,932,482
 Due from Hartford Life and
  Annuity Insurance Company                --             --             54,123
 Receivable from fund shares
  sold                                363,417        189,251                 --
 Other assets                              --              1                  1
                                -------------  -------------       ------------
 Total Assets                     284,221,467    187,317,631         21,939,785
                                -------------  -------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           363,418        189,251                 --
 Payable for fund shares
  purchased                                --             --             54,123
 Other liabilities                          1             --                 --
                                -------------  -------------       ------------
 Total Liabilities                    363,419        189,251             54,123
                                -------------  -------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                    $283,858,048   $187,128,380        $21,885,662
                                =============  =============       ============

                                   PUTNAM     PUTNAM SMALL
                                  RESEARCH     CAP VALUE
                                SUB-ACCOUNT   SUB-ACCOUNT
------------------------------  --------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        2,298,188     4,199,042
   Class IB                          540,262       565,675
                                ============  ============
  Cost:
   Class IA                      $26,777,078   $49,899,190
   Class IB                        6,167,297    10,005,158
                                ============  ============
  Market Value:
   Class IA                      $30,359,063   $79,571,858
   Class IB                        7,099,054    10,606,416
 Due from Hartford Life and
  Annuity Insurance Company               --            --
 Receivable from fund shares
  sold                                12,669       123,204
 Other assets                             --             1
                                ------------  ------------
 Total Assets                     37,470,786    90,301,479
                                ------------  ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           12,669       123,204
 Payable for fund shares
  purchased                               --            --
 Other liabilities                         1            --
                                ------------  ------------
 Total Liabilities                    12,670       123,204
                                ------------  ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                    $37,458,116   $90,178,275
                                ============  ============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       PUTNAM THE             PUTNAM UTILITIES
                                     GEORGE PUTNAM               GROWTH AND
                                     FUND OF BOSTON                INCOME
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              13,421,445                 6,997,435
   Class IB                               2,031,179                   227,191
                                     ==============            ==============
  Cost:
   Class IA                            $137,390,384               $83,962,610
   Class IB                              21,403,677                 3,220,455
                                     ==============            ==============
  Market Value:
   Class IA                            $148,306,966              $147,156,055
   Class IB                              22,322,664                 4,755,121
 Due from Hartford Life and
  Annuity Insurance Company                      --                        --
 Receivable from fund shares
  sold                                      188,424                   187,107
 Other assets                                    --                        --
                                     --------------            --------------
 Total Assets                           170,818,054               152,098,283
                                     --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 188,423                   187,107
 Payable for fund shares
  purchased                                      --                        --
 Other liabilities                                1                        --
                                     --------------            --------------
 Total Liabilities                          188,424                   187,107
                                     --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $170,629,630              $151,911,176
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           PUTNAM DISCOVERY
                               PUTNAM VISTA        PUTNAM VOYAGER               GROWTH
                                SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        4,446,240           16,449,998               1,042,741
   Class IB                          565,344              854,578                 514,162
                               =============       ==============            ============
  Cost:
   Class IA                      $46,393,298         $365,557,495              $5,430,568
   Class IB                        7,699,872           24,359,694               2,319,317
                               =============       ==============            ============
  Market Value:
   Class IA                      $69,227,967         $526,235,453              $6,308,581
   Class IB                        8,627,158           27,115,770               3,054,123
 Due from Hartford Life and
  Annuity Insurance Company               --                   --                      --
 Receivable from fund shares
  sold                                37,364              473,335                   2,790
 Other assets                              1                   --                      --
                               -------------       --------------            ------------
 Total Assets                     77,892,490          553,824,558               9,365,494
                               -------------       --------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           37,364              473,336                   2,790
 Payable for fund shares
  purchased                               --                   --                      --
 Other liabilities                        --                    4                      --
                               -------------       --------------            ------------
 Total Liabilities                    37,364              473,340                   2,790
                               -------------       --------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $77,855,126         $553,351,218              $9,362,704
                               =============       ==============            ============

                                   PUTNAM CAPITAL       PUTNAM EQUITY
                                    OPPORTUNITIES           INCOME
                                     SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               757,431            5,827,299
   Class IB                               260,838              961,623
                                    =============       ==============
  Cost:
   Class IA                           $10,200,020          $72,059,127
   Class IB                             3,676,534           11,736,706
                                    =============       ==============
  Market Value:
   Class IA                           $10,982,749          $87,759,119
   Class IB                             3,750,850           14,395,498
 Due from Hartford Life and
  Annuity Insurance Company                    --                   --
 Receivable from fund shares
  sold                                     12,739               53,700
 Other assets                                  --                   --
                                    -------------       --------------
 Total Assets                          14,746,338          102,208,317
                                    -------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                12,739               53,700
 Payable for fund shares
  purchased                                    --                   --
 Other liabilities                             --                    1
                                    -------------       --------------
 Total Liabilities                         12,739               53,701
                                    -------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $14,733,599         $102,154,616
                                    =============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                 UNITS
                                                                OWNED BY     MINIMUM UNIT         MAXIMUM UNIT       CONTRACT
                                                              PARTICIPANTS   FAIR VALUE #         FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
Putnam Mid Cap Value -- Class IA                                 1,623,614      $18.151179   to      $18.973925       $30,157,123
Putnam Mid Cap Value -- Class IB                                   301,493       17.494560   to       18.756747         5,454,889
Putnam American Government Income -- Class IA                    2,597,135       13.527858   to       14.500800        36,329,258
Putnam American Government Income -- Class IB                      426,142       12.101172   to       13.823487         5,589,302
Putnam Capital Appreciation -- Class IA                          1,208,316        9.007228   to        9.775127        11,435,446
Putnam Capital Appreciation -- Class IB                            286,730        8.694537   to        9.504807         2,597,954
Putnam Diversified Income -- Class IA                            6,330,362       15.628600   to       18.693235       118,239,900
Putnam Diversified Income -- Class IB                            1,100,046       13.627023   to       18.758480        17,101,919
Putnam Global Asset Allocation -- Class IA                       3,449,368       12.878668   to       37.975916       130,270,773
Putnam Global Asset Allocation -- Class IB                         599,301       10.883414   to       38.251654         9,081,348
Putnam Global Equity -- Class IA                                 7,625,445       10.918739   to       30.394453       230,964,342
Putnam Global Equity -- Class IB                                   408,633        6.529909   to       30.496021         4,526,054
Putnam Growth and Income -- Class IA                            21,276,231       11.877787   to       55.213022     1,161,269,822
Putnam Growth and Income -- Class IB                             2,227,310       11.099975   to       55.377892        47,883,682
Putnam Growth Opportunities -- Class IA                          1,897,678        4.896919   to       11.315951         9,640,047
Putnam Growth Opportunities -- Class IB                            615,562        4.235434   to        5.093338         2,915,125
Putnam Health Sciences -- Class IA                               3,375,895       11.776464   to       13.315442        41,180,287
Putnam Health Sciences -- Class IB                                 361,439        8.155167   to       12.239346         3,826,513
Putnam High Yield -- Class IA                                    3,715,552       14.922313   to       34.906966       129,051,564
Putnam High Yield -- Class IB                                      635,465       12.528478   to       34.937139        12,342,232
Putnam Income -- Class IA                                        5,017,598       10.949160   to       28.712765       143,488,162
Putnam Income -- Class IB                                        1,839,140       12.341235   to       28.804688        29,860,500
Putnam International Growth and Income -- Class IA               6,347,979       17.590240   to       25.892847       163,672,290
Putnam International Growth and Income -- Class IB                 851,128       15.655369   to       25.973269        15,824,790
Putnam International Equity -- Class IA                          6,441,590       16.850720   to       26.411759       169,471,881
Putnam International Equity -- Class IB                          1,458,643       10.637552   to       26.515767        22,949,493
Putnam International New Opportunities -- Class IA               3,094,446       13.796492   to       19.729830        60,988,016
Putnam International New Opportunities -- Class IB                 387,499        7.182602   to       19.777158         4,578,132
Putnam Investors -- Class IA                                     8,568,660        0.909068   to       12.351167        88,992,557
Putnam Investors -- Class IB                                     1,838,258        6.768433   to       10.514075        15,353,631
Putnam Money Market -- Class IA                                 55,879,062        1.202504   to       11.878582       102,089,584
Putnam Money Market -- Class IB                                  6,651,247        1.019909   to        1.833779         9,102,341
Putnam New Opportunities -- Class IA                            10,906,355        8.987091   to       24.946391       271,450,115
Putnam New Opportunities -- Class IB                             1,533,336        4.593436   to       24.998246        11,432,327
Putnam New Value -- Class IA                                     7,986,748       12.573116   to       20.875515       166,550,026
Putnam New Value -- Class IB                                     1,065,476       14.724732   to       20.922826        19,764,701
Putnam OTC & Emerging Growth -- Class IA                         2,584,763        5.520668   to        7.350101        18,940,592
Putnam OTC & Emerging Growth -- Class IB                           740,248        2.198380   to        7.356769         2,932,122
Putnam Research -- Class IA                                      2,165,654       10.681821   to       14.047121        30,306,106
Putnam Research -- Class IB                                        699,471        8.421763   to       14.098310         7,099,053
Putnam Small Cap Value -- Class IA                               3,410,542       12.655674   to       25.512681        79,227,677
Putnam Small Cap Value -- Class IB                                 489,190       19.203583   to       23.310484        10,490,586
Putnam The George Putnam Fund of Boston -- Class IA             10,761,668       11.843605   to       14.380828       147,499,546
Putnam The George Putnam Fund of Boston -- Class IB              1,659,236       12.258317   to       14.135785        22,322,663
Putnam Utilities Growth and Income -- Class IA                   4,135,629       15.971052   to       35.441262       146,330,102
Putnam Utilities Growth and Income -- Class IB                     224,384       13.071945   to       35.536815         4,724,500

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                 UNITS
                                                                OWNED BY     MINIMUM UNIT         MAXIMUM UNIT       CONTRACT
                                                              PARTICIPANTS   FAIR VALUE #         FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam Vista -- Class IA                                         4,092,647      $11.099471   to      $16.869999       $68,902,176
Putnam Vista -- Class IB                                         1,101,787        5.546448   to       16.910462         8,627,158
Putnam Voyager -- Class IA                                       9,138,293        9.515793   to       57.812217       522,382,691
Putnam Voyager -- Class IB                                       2,651,082        5.474353   to       57.986135        27,040,895
Putnam Discovery Growth -- Class IA                                956,886        6.433396   to        6.809903         6,306,858
Putnam Discovery Growth -- Class IB                                484,411        6.063425   to        6.642701         3,054,123
Putnam Capital Opportunities -- Class IA                           654,903       16.380036   to       17.122554        10,980,205
Putnam Capital Opportunities -- Class IB                           230,737       15.762954   to       16.900331         3,750,850
Putnam Equity Income -- Class IA                                 5,225,216       16.291396   to       17.029850        87,129,225
Putnam Equity Income -- Class IB                                   874,740       15.752872   to       16.816424        14,268,531
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
Putnam Mid Cap Value -- Class IA                                    11,895       18.579661   to       18.579661           221,009
Putnam American Government Income -- Class IA                       12,140       13.993497   to       13.993497           169,875
Putnam American Government Income -- Class IB                       19,637       13.759057   to       13.759057           270,192
Putnam Capital Appreciation -- Class IA                              2,448        9.464904   to        9.464904            23,174
Putnam Diversified Income -- Class IA                               20,298       18.693235   to       18.693235           379,434
Putnam Global Asset Allocation -- Class IA                          18,617       37.975916   to       37.975916           707,013
Putnam Global Equity -- Class IA                                    47,091       30.394453   to       30.394453         1,431,291
Putnam Growth and Income -- Class IA                               122,824       12.928581   to       55.213022         6,775,751
Putnam Growth and Income -- Class IB                                 1,091       54.210886   to       54.210886            59,166
Putnam Growth Opportunities -- Class IA                             18,782        5.079321   to        5.079321            95,400
Putnam Health Sciences -- Class IA                                   5,462       12.195588   to       12.195588            66,617
Putnam Health Sciences -- Class IB                                      99       11.064115   to       11.064115             1,099
Putnam High Yield -- Class IA                                       15,402       34.906966   to       34.906966           537,643
Putnam High Yield -- Class IB                                        3,410       13.931362   to       13.931362            47,501
Putnam Income -- Class IA                                           29,548       28.712765   to       28.712765           848,415
Putnam Income -- Class IB                                            1,684       28.197642   to       28.197642            47,498
Putnam International Growth and Income -- Class IA                  26,094       25.892847   to       25.892847           675,651
Putnam International Growth and Income -- Class IB                   2,199       16.750959   to       16.750959            36,843
Putnam International Equity -- Class IA                             26,682       17.085639   to       26.411759           704,173
Putnam International Equity -- Class IB                              4,126       25.957034   to       25.957034           107,110
Putnam International New Opportunities -- Class IA                   2,683       19.729830   to       19.729830            52,929
Putnam Investors -- Class IA                                        72,433       10.484397   to       10.484397           759,421
Putnam Investors -- Class IB                                         7,540       10.292499   to       10.292499            77,601
Putnam Money Market -- Class IA                                    104,938        1.828470   to        1.828470           191,876
Putnam New Opportunities -- Class IA                                35,718       24.946391   to       24.946391           891,045
Putnam New Opportunities -- Class IB                                 3,456       24.471462   to       24.471462            84,561
Putnam New Value -- Class IA                                        33,404       18.684705   to       20.875515           697,174
Putnam New Value -- Class IB                                         5,687       20.481935   to       20.481935           116,479
Putnam OTC & Emerging Growth -- Class IA                             1,713        7.350101   to        7.350101            12,588
Putnam OTC & Emerging Growth -- Class IB                               121        2.977889   to        2.977889               360
Putnam Research -- Class IA                                          3,770       14.047121   to       14.047121            52,957
Putnam Small Cap Value -- Class IA                                  14,813       23.235536   to       23.235536           344,183
Putnam Small Cap Value -- Class IB                                   5,076       22.819316   to       22.819316           115,829
Putnam The George Putnam Fund of Boston -- Class IA                 58,913       13.705346   to       13.705346           807,421
Putnam Utilities Growth and Income -- Class IA                      23,305       35.441262   to       35.441262           825,953

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                 UNITS
                                                                OWNED BY     MINIMUM UNIT         MAXIMUM UNIT       CONTRACT
                                                              PARTICIPANTS   FAIR VALUE #         FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income -- Class IB                       1,966      $15.574756   to      $15.574756           $30,621
Putnam Vista -- Class IA                                            19,312       16.869999   to       16.869999           325,792
Putnam Voyager -- Class IA                                          66,763        9.648494   to       57.812217         3,852,758
Putnam Voyager -- Class IB                                           1,319       56.764020   to       56.764020            74,874
Putnam Discovery Growth -- Class IA                                    261        6.593671   to        6.593671             1,723
Putnam Capital Opportunities -- Class IA                               152       16.766742   to       16.766742             2,544
Putnam Equity Income -- Class IA                                    37,773       16.675956   to       16.675956           629,893
Putnam Equity Income -- Class IB                                     7,692       16.505429   to       16.505429           126,967

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                       PUTNAM AMERICAN
                                 PUTNAM MID               GOVERNMENT
                                  CAP VALUE                 INCOME
                                 SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $721,245              $2,212,690
                                -------------            ------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges         (621,860)               (617,742)
                                -------------            ------------
  Net investment income (loss)         99,385               1,594,948
                                -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               264,404                 (26,656)
 Net realized gain on
  distributions                     3,645,303                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (3,562,522)              1,292,185
                                -------------            ------------
  Net gain (loss) on
   investments                        347,185               1,265,529
                                -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $446,570              $2,860,477
                                =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM CAPITAL         PUTNAM DIVERSIFIED          PUTNAM GLOBAL
                                    APPRECIATION                INCOME              ASSET ALLOCATION
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $64,946               $7,600,583               $1,133,202
                                    -------------            -------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges             (257,795)              (2,124,213)              (2,208,105)
                                    -------------            -------------            -------------
  Net investment income
   (loss)                                (192,849)               5,476,370               (1,074,903)
                                    -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   595,841               (3,175,940)               6,816,720
 Net realized gain on
  distributions                         1,397,990                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,061,484)               1,553,207               (2,585,187)
                                    -------------            -------------            -------------
  Net gain (loss) on
   investments                         (1,067,653)              (1,622,733)               4,231,533
                                    -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,260,502)              $3,853,637               $3,156,630
                                    =============            =============            =============

                                    PUTNAM GLOBAL        PUTNAM GROWTH
                                       EQUITY             AND INCOME
                                     SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------
INVESTMENT INCOME:
 Dividends                             $6,128,608           $24,516,248
                                    -------------       ---------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges           (3,691,621)          (21,303,313)
                                    -------------       ---------------
  Net investment income
   (loss)                               2,436,987             3,212,935
                                    -------------       ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,345,987            41,634,387
 Net realized gain on
  distributions                                --           236,047,809
 Net unrealized appreciation
  (depreciation) of
  investments during the year          16,070,273          (369,294,226)
                                    -------------       ---------------
  Net gain (loss) on
   investments                         18,416,260           (91,612,030)
                                    -------------       ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $20,853,247          $(88,399,095)
                                    =============       ===============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                     PUTNAM GROWTH            PUTNAM HEALTH
                                     OPPORTUNITIES              SCIENCES
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $37,705                 $645,012
                                     -------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges              (206,991)                (795,576)
                                     -------------            -------------
  Net investment income (loss)            (169,286)                (150,564)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (3,089,980)               6,617,859
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,841,686               (6,688,019)
                                     -------------            -------------
  Net gain (loss) on
   investments                             751,706                  (70,160)
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $582,420                $(220,724)
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 PUTNAM
                                                                             INTERNATIONAL
                                PUTNAM HIGH                                    GROWTH AND
                                   YIELD                 PUTNAM INCOME           INCOME
                                SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $13,483,193              $10,300,876           $3,811,614
                               --------------            -------------       --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges       (2,322,175)              (2,739,000)          (2,796,884)
                               --------------            -------------       --------------
  Net investment income
   (loss)                          11,161,018                7,561,876            1,014,730
                               --------------            -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (17,843,429)              (1,775,905)           4,667,144
 Net realized gain on
  distributions                            --                       --           35,485,826
 Net unrealized appreciation
  (depreciation) of
  investments during the year      10,245,661                1,283,863          (29,609,057)
                               --------------            -------------       --------------
  Net gain (loss) on
   investments                     (7,597,768)                (492,042)          10,543,913
                               --------------            -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $3,563,250               $7,069,834          $11,558,643
                               ==============            =============       ==============


                                   PUTNAM                   PUTNAM
                               INTERNATIONAL          INTERNATIONAL NEW
                                   EQUITY               OPPORTUNITIES
                                SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------
INVESTMENT INCOME:
 Dividends                         $6,533,270                $708,458
                               --------------            ------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges       (3,053,567)               (949,771)
                               --------------            ------------
  Net investment income
   (loss)                           3,479,703                (241,313)
                               --------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             5,477,473               4,153,293
 Net realized gain on
  distributions                    26,584,538                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (20,226,862)              3,240,198
                               --------------            ------------
  Net gain (loss) on
   investments                     11,835,149               7,393,491
                               --------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $15,314,852              $7,152,178
                               ==============            ============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    PUTNAM                PUTNAM MONEY
                                  INVESTORS                  MARKET
                                 SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $763,469               $5,289,820
                                --------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges        (1,877,754)              (1,523,463)
                                --------------            -------------
  Net investment income (loss)      (1,114,285)               3,766,357
                                --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              6,187,520                       --
 Net realized gain on
  distributions                             --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (12,053,761)                  (1,312)
                                --------------            -------------
  Net gain (loss) on
   investments                      (5,866,241)                  (1,312)
                                --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $(6,980,526)              $3,765,045
                                ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                PUTNAM NEW           PUTNAM NEW              PUTNAM OTC &
                               OPPORTUNITIES           VALUE                EMERGING GROWTH
                                SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $523,558           $3,205,904                     $ --
                               -------------       --------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges      (4,535,543)          (3,328,429)                (317,514)
                               -------------       --------------            -------------
  Net investment income
   (loss)                         (4,011,985)            (122,525)                (317,514)
                               -------------       --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           23,870,130           11,592,514               (1,310,542)
 Net realized gain on
  distributions                           --           22,671,579                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (4,201,608)         (45,173,323)               3,872,329
                               -------------       --------------            -------------
  Net gain (loss) on
   investments                    19,668,522          (10,909,230)               2,561,787
                               -------------       --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $15,656,537         $(11,031,755)              $2,244,273
                               =============       ==============            =============

                                       PUTNAM           PUTNAM SMALL
                                      RESEARCH           CAP VALUE
                                    SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------
INVESTMENT INCOME:
 Dividends                              $295,258           $1,035,116
                                    ------------       --------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges            (653,559)          (1,821,367)
                                    ------------       --------------
  Net investment income
   (loss)                               (358,301)            (786,251)
                                    ------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,208,777           11,427,580
 Net realized gain on
  distributions                               --           15,427,502
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (596,487)         (40,935,714)
                                    ------------       --------------
  Net gain (loss) on
   investments                           612,290          (14,080,632)
                                    ------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $253,989         $(14,866,883)
                                    ============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       PUTNAM THE            PUTNAM UTILITIES
                                     GEORGE PUTNAM              GROWTH AND
                                     FUND OF BOSTON               INCOME
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $6,154,482               $3,015,116
                                     --------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges             (2,832,458)              (2,148,210)
                                     --------------            -------------
  Net investment income (loss)            3,322,024                  866,906
                                     --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   4,064,273               10,146,872
 Net realized gain on
  distributions                          19,704,219                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (26,602,730)              14,780,480
                                     --------------            -------------
  Net gain (loss) on
   investments                           (2,834,238)              24,927,352
                                     --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                              $487,786              $25,794,258
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              PUTNAM DISCOVERY
                               PUTNAM VISTA            PUTNAM VOYAGER              GROWTH
                                SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                 $208,123                   $ --
                               -------------            -------------            -----------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges      (1,317,543)              (8,938,329)              (135,767)
                               -------------            -------------            -----------
  Net investment income
   (loss)                         (1,317,543)              (8,730,206)              (135,767)
                               -------------            -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            6,941,505               27,980,656                189,489
 Net realized gain on
  distributions                           --                       --                758,544
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,522,076)               8,723,004               (111,551)
                               -------------            -------------            -----------
  Net gain (loss) on
   investments                     4,419,429               36,703,660                836,482
                               -------------            -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                     $3,101,886              $27,973,454               $700,715
                               =============            =============            ===========

                                   PUTNAM CAPITAL            PUTNAM EQUITY
                                    OPPORTUNITIES               INCOME
                                     SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $22,974               $1,602,144
                                    -------------            -------------
EXPENSES:
 Mortality and Expense Risk
  and Administrative charges             (296,225)              (1,522,878)
                                    -------------            -------------
  Net investment income
   (loss)                                (273,251)                  79,266
                                    -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (108,461)                 652,817
 Net realized gain on
  distributions                         1,420,140                7,054,017
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,876,465)              (5,633,474)
                                    -------------            -------------
  Net gain (loss) on
   investments                         (1,564,786)               2,073,360
                                    -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,838,037)              $2,152,626
                                    =============            =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                        PUTNAM AMERICAN
                                 PUTNAM MID               GOVERNMENT
                                  CAP VALUE                 INCOME
                                 SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $99,385               $1,594,948
 Net realized gain (loss) on
  security transactions               264,404                  (26,656)
 Net realized gain on
  distributions                     3,645,303                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (3,562,522)               1,292,185
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          446,570                2,860,477
                                -------------            -------------
UNIT TRANSACTIONS:
 Purchases                            319,347                  146,342
 Net transfers                        814,225                3,514,681
 Surrenders for benefit
  payments and fees                (8,059,259)              (9,262,244)
 Net annuity transactions             (18,087)                 (54,114)
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (6,943,774)              (5,655,335)
                                -------------            -------------
 Net increase (decrease) in
  net assets                       (6,497,204)              (2,794,858)
NET ASSETS:
 Beginning of year                 42,330,225               45,153,485
                                -------------            -------------
 End of year                      $35,833,021              $42,358,627
                                =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM CAPITAL          PUTNAM DIVERSIFIED          PUTNAM GLOBAL
                                    APPRECIATION                 INCOME               ASSET ALLOCATION
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(192,849)               $5,476,370               $(1,074,903)
 Net realized gain (loss) on
  security transactions                   595,841                (3,175,940)                6,816,720
 Net realized gain on
  distributions                         1,397,990                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,061,484)                1,553,207                (2,585,187)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,260,502)                3,853,637                 3,156,630
                                    -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                239,289                   766,456                 1,285,567
 Net transfers                           (676,714)                7,021,688                 3,036,548
 Surrenders for benefit
  payments and fees                    (3,681,335)              (31,260,776)              (32,637,849)
 Net annuity transactions                  (3,597)                  (50,218)                  (48,199)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,122,357)              (23,522,850)              (28,363,933)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (5,382,859)              (19,669,213)              (25,207,303)
NET ASSETS:
 Beginning of year                     19,439,433               155,390,466               165,266,437
                                    -------------            --------------            --------------
 End of year                          $14,056,574              $135,721,253              $140,059,134
                                    =============            ==============            ==============

                               PUTNAM GLOBAL         PUTNAM GROWTH
                                   EQUITY              AND INCOME
                                SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)      $2,436,987             $3,212,935
 Net realized gain (loss) on
  security transactions             2,345,987             41,634,387
 Net realized gain on
  distributions                            --            236,047,809
 Net unrealized appreciation
  (depreciation) of
  investments during the year      16,070,273           (369,294,226)
                               --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                       20,853,247            (88,399,095)
                               --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                          1,078,634              7,036,112
 Net transfers                     (3,671,717)           (62,496,189)
 Surrenders for benefit
  payments and fees               (52,408,439)          (327,169,375)
 Net annuity transactions            (308,805)            (1,502,704)
                               --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (55,310,327)          (384,132,156)
                               --------------       ----------------
 Net increase (decrease) in
  net assets                      (34,457,080)          (472,531,251)
NET ASSETS:
 Beginning of year                271,378,767          1,688,519,672
                               --------------       ----------------
 End of year                     $236,921,687         $1,215,988,421
                               ==============       ================

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                     PUTNAM GROWTH            PUTNAM HEALTH
                                     OPPORTUNITIES               SCIENCES
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(169,286)                $(150,564)
 Net realized gain (loss) on
  security transactions                 (3,089,980)                6,617,859
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,841,686                (6,688,019)
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               582,420                  (220,724)
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  94,016                   328,682
 Net transfers                            (296,374)               (5,736,561)
 Surrenders for benefit
  payments and fees                     (3,059,816)              (15,216,566)
 Net annuity transactions                   (7,168)                   (7,870)
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,269,342)              (20,632,315)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                            (2,686,922)              (20,853,039)
NET ASSETS:
 Beginning of year                      15,337,494                65,927,555
                                     -------------            --------------
 End of year                           $12,650,572               $45,074,516
                                     =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             PUTNAM
                                                                         INTERNATIONAL
                                PUTNAM HIGH             PUTNAM             GROWTH AND
                                   YIELD                INCOME               INCOME
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $11,161,018           $7,561,876           $1,014,730
 Net realized gain (loss) on
  security transactions           (17,843,429)          (1,775,905)           4,667,144
 Net realized gain on
  distributions                            --                   --           35,485,826
 Net unrealized appreciation
  (depreciation) of
  investments during the year      10,245,661            1,283,863          (29,609,057)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,563,250            7,069,834           11,558,643
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          1,084,192            1,077,692            1,144,691
 Net transfers                     (8,447,280)           7,996,792            9,786,067
 Surrenders for benefit
  payments and fees               (36,409,661)         (42,556,105)         (41,032,285)
 Net annuity transactions              65,952              (64,196)             (65,275)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (43,706,797)         (33,545,817)         (30,166,802)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (40,143,547)         (26,475,983)         (18,608,159)
NET ASSETS:
 Beginning of year                182,122,487          200,720,558          198,817,733
                               --------------       --------------       --------------
 End of year                     $141,978,940         $174,244,575         $180,209,574
                               ==============       ==============       ==============


                                   PUTNAM                    PUTNAM
                               INTERNATIONAL           INTERNATIONAL NEW
                                   EQUITY                OPPORTUNITIES
                                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income (loss)      $3,479,703                 $(241,313)
 Net realized gain (loss) on
  security transactions             5,477,473                 4,153,293
 Net realized gain on
  distributions                    26,584,538                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (20,226,862)                3,240,198
                               --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       15,314,852                 7,152,178
                               --------------            --------------
UNIT TRANSACTIONS:
 Purchases                            800,330                   546,822
 Net transfers                      2,869,156                 5,455,832
 Surrenders for benefit
  payments and fees               (42,569,724)              (13,518,514)
 Net annuity transactions             (90,054)                   34,452
                               --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (38,990,292)               (7,481,408)
                               --------------            --------------
 Net increase (decrease) in
  net assets                      (23,675,440)                 (329,230)
NET ASSETS:
 Beginning of year                216,908,097                65,948,307
                               --------------            --------------
 End of year                     $193,232,657               $65,619,077
                               ==============            ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                           PUTNAM            PUTNAM MONEY
                                         INVESTORS              MARKET
                                        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(1,114,285)           $3,766,357
 Net realized gain (loss) on
  security transactions                     6,187,520                    --
 Net realized gain on
  distributions                                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         (12,053,761)               (1,312)
                                       --------------       ---------------
 Net increase (decrease) in net
  assets resulting from
  operations                               (6,980,526)            3,765,045
                                       --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                    589,308             1,355,434
 Net transfers                             (3,781,153)          115,361,978
 Surrenders for benefit payments
  and fees                                (32,455,333)         (109,775,813)
 Net annuity transactions                    (167,209)              (76,083)
                                       --------------       ---------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (35,814,387)            6,865,516
                                       --------------       ---------------
 Net increase (decrease) in net
  assets                                  (42,794,913)           10,630,561
NET ASSETS:
 Beginning of year                        147,978,123           100,753,240
                                       --------------       ---------------
 End of year                             $105,183,210          $111,383,801
                                       ==============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM NEW           PUTNAM NEW              PUTNAM OTC &
                               OPPORTUNITIES            VALUE                EMERGING GROWTH
                                SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(4,011,985)           $(122,525)               $(317,514)
 Net realized gain (loss) on
  security transactions            23,870,130           11,592,514               (1,310,542)
 Net realized gain on
  distributions                            --           22,671,579                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (4,201,608)         (45,173,323)               3,872,329
                               --------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       15,656,537          (11,031,755)               2,244,273
                               --------------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                          1,338,665            1,485,453                  317,833
 Net transfers                    (23,475,052)          (8,636,641)               2,746,910
 Surrenders for benefit
  payments and fees               (59,773,921)         (48,664,662)              (4,304,769)
 Net annuity transactions            (174,778)            (117,692)                  (2,877)
                               --------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (82,085,086)         (55,933,542)              (1,242,903)
                               --------------       --------------            -------------
 Net increase (decrease) in
  net assets                      (66,428,549)         (66,965,297)               1,001,370
NET ASSETS:
 Beginning of year                350,286,597          254,093,677               20,884,292
                               --------------       --------------            -------------
 End of year                     $283,858,048         $187,128,380              $21,885,662
                               ==============       ==============            =============

                                   PUTNAM            PUTNAM SMALL
                                  RESEARCH            CAP VALUE
                                SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)       $(358,301)           $(786,251)
 Net realized gain (loss) on
  security transactions             1,208,777           11,427,580
 Net realized gain on
  distributions                            --           15,427,502
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (596,487)         (40,935,714)
                               --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          253,989          (14,866,883)
                               --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            256,596              719,918
 Net transfers                     (2,790,469)         (15,310,506)
 Surrenders for benefit
  payments and fees                (9,783,266)         (28,857,786)
 Net annuity transactions             (20,064)             (53,789)
                               --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (12,337,203)         (43,502,163)
                               --------------       --------------
 Net increase (decrease) in
  net assets                      (12,083,214)         (58,369,046)
NET ASSETS:
 Beginning of year                 49,541,330          148,547,321
                               --------------       --------------
 End of year                      $37,458,116          $90,178,275
                               ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       PUTNAM THE             PUTNAM UTILITIES
                                     GEORGE PUTNAM               GROWTH AND
                                     FUND OF BOSTON                INCOME
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,322,024                  $866,906
 Net realized gain (loss) on
  security transactions                   4,064,273                10,146,872
 Net realized gain on
  distributions                          19,704,219                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (26,602,730)               14,780,480
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                487,786                25,794,258
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  790,864                 1,166,287
 Net transfers                             (972,239)                6,116,535
 Surrenders for benefit
  payments and fees                     (48,957,502)              (34,298,565)
 Net annuity transactions                  (101,072)                   24,853
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (49,239,949)              (26,990,890)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (48,752,163)               (1,196,632)
NET ASSETS:
 Beginning of year                      219,381,793               153,107,808
                                     --------------            --------------
 End of year                           $170,629,630              $151,911,176
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  PUTNAM DISCOVERY
                                PUTNAM VISTA             PUTNAM VOYAGER                GROWTH
                                SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,317,543)               $(8,730,206)               $(135,767)
 Net realized gain (loss) on
  security transactions             6,941,505                 27,980,656                  189,489
 Net realized gain on
  distributions                            --                         --                  758,544
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (2,522,076)                 8,723,004                 (111,551)
                               --------------            ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,101,886                 27,973,454                  700,715
                               --------------            ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                            439,773                  2,806,760                  107,468
 Net transfers                     (9,484,547)               (61,176,703)               1,815,392
 Surrenders for benefit
  payments and fees               (19,379,706)              (133,854,478)              (1,627,257)
 Net annuity transactions             (31,296)                  (806,899)                    (244)
                               --------------            ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (28,455,776)              (193,031,320)                 295,359
                               --------------            ---------------            -------------
 Net increase (decrease) in
  net assets                      (25,353,890)              (165,057,866)                 996,074
NET ASSETS:
 Beginning of year                103,209,016                718,409,084                8,366,630
                               --------------            ---------------            -------------
 End of year                      $77,855,126               $553,351,218               $9,362,704
                               ==============            ===============            =============

                                   PUTNAM CAPITAL       PUTNAM EQUITY
                                    OPPORTUNITIES           INCOME
                                     SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(273,251)             $79,266
 Net realized gain (loss) on
  security transactions                  (108,461)             652,817
 Net realized gain on
  distributions                         1,420,140            7,054,017
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,876,465)          (5,633,474)
                                    -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,838,037)           2,152,626
                                    -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                107,637              492,968
 Net transfers                           (662,610)          15,554,971
 Surrenders for benefit
  payments and fees                    (3,559,210)         (19,312,157)
 Net annuity transactions                    (216)               2,427
                                    -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,114,399)          (3,261,791)
                                    -------------       --------------
 Net increase (decrease) in
  net assets                           (5,952,436)          (1,109,165)
NET ASSETS:
 Beginning of year                     20,686,035          103,263,781
                                    -------------       --------------
 End of year                          $14,733,599         $102,154,616
                                    =============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                        PUTNAM AMERICAN
                                 PUTNAM MID                GOVERNMENT
                                  CAP VALUE                  INCOME
                                 SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(448,624)               $1,532,799
 Net realized gain (loss) on
  security transactions               125,481                  (256,586)
 Net realized gain on
  distributions                     1,891,116                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,619,618                  (421,774)
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        5,187,591                   854,439
                                -------------            --------------
UNIT TRANSACTIONS:
 Purchases                            328,657                   123,227
 Net transfers                      6,266,802                   612,170
 Surrenders for benefit
  payments and fees                (8,224,157)              (12,684,615)
 Net annuity transactions             136,516                    49,593
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,492,182)              (11,899,625)
                                -------------            --------------
 Net increase (decrease) in
  net assets                        3,695,409               (11,045,186)
NET ASSETS:
 Beginning of year                 38,634,816                56,198,671
                                -------------            --------------
 End of year                      $42,330,225               $45,153,485
                                =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM CAPITAL          PUTNAM DIVERSIFIED          PUTNAM GLOBAL
                                    APPRECIATION                 INCOME               ASSET ALLOCATION
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(227,144)               $7,763,271                $2,638,579
 Net realized gain (loss) on
  security transactions                    84,023                (6,094,163)                3,856,545
 Net realized gain on
  distributions                         1,731,586                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             370,093                 6,241,659                11,783,548
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,958,558                 7,910,767                18,278,672
                                    -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                231,297                   791,214                   700,549
 Net transfers                          2,105,079                 3,164,221                 3,907,488
 Surrenders for benefit
  payments and fees                    (3,998,252)              (41,871,257)              (35,508,085)
 Net annuity transactions                   2,897                   (67,741)                   67,617
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,658,979)              (37,983,563)              (30,832,431)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets                              299,579               (30,072,796)              (12,553,759)
NET ASSETS:
 Beginning of year                     19,139,854               185,463,262               177,820,196
                                    -------------            --------------            --------------
 End of year                          $19,439,433              $155,390,466              $165,266,437
                                    =============            ==============            ==============

                               PUTNAM GLOBAL         PUTNAM GROWTH
                                   EQUITY              AND INCOME
                                SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,199,890)            $7,797,570
 Net realized gain (loss) on
  security transactions            (9,231,565)            80,157,142
 Net realized gain on
  distributions                            --             43,789,493
 Net unrealized appreciation
  (depreciation) of
  investments during the year      64,714,618            103,699,204
                               --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                       53,283,163            235,443,409
                               --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                          1,263,914              7,967,761
 Net transfers                     (6,308,689)           (71,460,815)
 Surrenders for benefit
  payments and fees               (53,872,905)          (401,160,035)
 Net annuity transactions            (218,671)              (722,831)
                               --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (59,136,351)          (465,375,920)
                               --------------       ----------------
 Net increase (decrease) in
  net assets                       (5,853,188)          (229,932,511)
NET ASSETS:
 Beginning of year                277,231,955          1,918,452,183
                               --------------       ----------------
 End of year                     $271,378,767         $1,688,519,672
                               ==============       ================

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                     PUTNAM GROWTH            PUTNAM HEALTH
                                     OPPORTUNITIES               SCIENCES
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(190,831)                $(677,395)
 Net realized gain (loss) on
  security transactions                 (2,936,688)                7,092,454
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,171,416                (5,528,942)
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,043,897                   886,117
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  73,717                   325,140
 Net transfers                            (201,494)               (6,915,852)
 Surrenders for benefit
  payments and fees                     (2,839,297)              (18,492,070)
 Net annuity transactions                   (7,070)                  (14,289)
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,974,144)              (25,097,071)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                            (1,930,247)              (24,210,954)
NET ASSETS:
 Beginning of year                      17,267,741                90,138,509
                                     -------------            --------------
 End of year                           $15,337,494               $65,927,555
                                     =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  PUTNAM
                                                                              INTERNATIONAL
                                PUTNAM HIGH                                     GROWTH AND
                                   YIELD                 PUTNAM INCOME            INCOME
                                SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $13,228,767                $7,025,740             $(90,314)
 Net realized gain (loss) on
  security transactions           (20,685,597)                 (628,068)           5,033,758
 Net realized gain on
  distributions                            --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      24,084,365                    68,009           37,117,421
                               --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       16,627,535                 6,465,681           42,060,865
                               --------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            856,444                 1,023,250            1,015,546
 Net transfers                     (8,896,791)                1,515,742           23,454,998
 Surrenders for benefit
  payments and fees               (47,908,058)              (51,203,766)         (37,754,492)
 Net annuity transactions             (65,944)                   (1,106)              76,594
                               --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (56,014,349)              (48,665,880)         (13,207,354)
                               --------------            --------------       --------------
 Net increase (decrease) in
  net assets                      (39,386,814)              (42,200,199)          28,853,511
NET ASSETS:
 Beginning of year                221,509,301               242,920,757          169,964,222
                               --------------            --------------       --------------
 End of year                     $182,122,487              $200,720,558         $198,817,733
                               ==============            ==============       ==============


                                   PUTNAM                    PUTNAM
                               INTERNATIONAL           INTERNATIONAL NEW
                                   EQUITY                OPPORTUNITIES
                                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,298,457)                  $60,551
 Net realized gain (loss) on
  security transactions             8,892,133                 1,313,118
 Net realized gain on
  distributions                            --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      40,918,008                12,080,606
                               --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       48,511,684                13,454,275
                               --------------            --------------
UNIT TRANSACTIONS:
 Purchases                            966,743                   471,015
 Net transfers                      8,271,624                 7,580,552
 Surrenders for benefit
  payments and fees               (42,629,406)              (11,696,022)
 Net annuity transactions             (78,152)                   (3,266)
                               --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (33,469,191)               (3,647,721)
                               --------------            --------------
 Net increase (decrease) in
  net assets                       15,042,493                 9,806,554
NET ASSETS:
 Beginning of year                201,865,604                56,141,753
                               --------------            --------------
 End of year                     $216,908,097               $65,948,307
                               ==============            ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    PUTNAM            PUTNAM MONEY
                                  INVESTORS              MARKET
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,211,888)          $3,249,498
 Net realized gain (loss) on
  security transactions               (524,650)                  --
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       19,349,082                   --
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        17,612,544            3,249,498
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             827,636            1,652,198
 Net transfers                       1,410,811           94,438,766
 Surrenders for benefit
  payments and fees                (35,118,512)         (98,680,937)
 Net annuity transactions              (70,691)             (86,467)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (32,950,756)          (2,676,440)
                                --------------       --------------
 Net increase (decrease) in
  net assets                       (15,338,212)             573,058
NET ASSETS:
 Beginning of year                 163,316,335          100,180,182
                                --------------       --------------
 End of year                      $147,978,123         $100,753,240
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM NEW            PUTNAM NEW              PUTNAM OTC &
                                OPPORTUNITIES            VALUE                EMERGING GROWTH
                                 SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(4,746,943)           $(325,785)               $(333,965)
 Net realized gain (loss) on
  security transactions             16,833,447            9,605,949               (5,068,278)
 Net realized gain on
  distributions                             --           18,290,750                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       13,945,544            7,370,492                7,824,338
                               ---------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        26,032,048           34,941,406                2,422,095
                               ---------------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           2,139,672            1,503,749                  215,314
 Net transfers                     (28,574,163)          (2,468,973)              (1,820,859)
 Surrenders for benefit
  payments and fees                (74,417,148)         (56,456,822)              (4,725,599)
 Net annuity transactions             (179,447)              22,265                   (7,846)
                               ---------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (101,031,086)         (57,399,781)              (6,338,990)
                               ---------------       --------------            -------------
 Net increase (decrease) in
  net assets                       (74,999,038)         (22,458,375)              (3,916,895)
NET ASSETS:
 Beginning of year                 425,285,635          276,552,052               24,801,187
                               ---------------       --------------            -------------
 End of year                      $350,286,597         $254,093,677              $20,884,292
                               ===============       ==============            =============

                                   PUTNAM            PUTNAM SMALL
                                  RESEARCH            CAP VALUE
                                SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)       $(345,329)         $(1,449,269)
 Net realized gain (loss) on
  security transactions              (725,778)          10,902,949
 Net realized gain on
  distributions                            --           16,811,854
 Net unrealized appreciation
  (depreciation) of
  investments during the year       5,975,888           (2,694,588)
                               --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        4,904,781           23,570,946
                               --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            281,118              795,184
 Net transfers                     (3,564,270)          (7,588,687)
 Surrenders for benefit
  payments and fees               (10,833,689)         (36,763,647)
 Net annuity transactions              24,890              135,057
                               --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (14,091,951)         (43,422,093)
                               --------------       --------------
 Net increase (decrease) in
  net assets                       (9,187,170)         (19,851,147)
NET ASSETS:
 Beginning of year                 58,728,500          168,398,468
                               --------------       --------------
 End of year                      $49,541,330         $148,547,321
                               ==============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       PUTNAM THE             PUTNAM UTILITIES
                                     GEORGE PUTNAM               GROWTH AND
                                     FUND OF BOSTON                INCOME
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,229,697                $2,691,905
 Net realized gain (loss) on
  security transactions                   5,800,272                 7,200,857
 Net realized gain on
  distributions                           8,626,005                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,474,850                23,455,424
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             23,130,824                33,348,186
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  842,302                 1,028,390
 Net transfers                           (7,265,625)               (3,040,082)
 Surrenders for benefit
  payments and fees                     (61,127,852)              (33,089,764)
 Net annuity transactions                  (167,614)                  (88,479)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (67,718,789)              (35,189,935)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (44,587,965)               (1,841,749)
NET ASSETS:
 Beginning of year                      263,969,758               154,949,557
                                     --------------            --------------
 End of year                           $219,381,793              $153,107,808
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  PUTNAM DISCOVERY
                                PUTNAM VISTA             PUTNAM VOYAGER                GROWTH
                                SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,710,229)               $(8,241,664)               $(139,372)
 Net realized gain (loss) on
  security transactions             4,974,959                (20,478,702)                 982,675
 Net realized gain on
  distributions                            --                         --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,291,251                 55,564,704                  (14,631)
                               --------------            ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        4,555,981                 26,844,338                  828,672
                               --------------            ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                            795,274                  3,888,134                   61,489
 Net transfers                     (7,034,952)               (72,024,696)                (752,084)
 Surrenders for benefit
  payments and fees               (26,053,133)              (168,560,781)              (1,874,209)
 Net annuity transactions              11,772                   (849,631)                    (230)
                               --------------            ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (32,281,039)              (237,546,974)              (2,565,034)
                               --------------            ---------------            -------------
 Net increase (decrease) in
  net assets                      (27,725,058)              (210,702,636)              (1,736,362)
NET ASSETS:
 Beginning of year                130,934,074                929,111,720               10,102,992
                               --------------            ---------------            -------------
 End of year                     $103,209,016               $718,409,084               $8,366,630
                               ==============            ===============            =============

                                   PUTNAM CAPITAL       PUTNAM EQUITY
                                    OPPORTUNITIES           INCOME
                                     SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(238,327)           $(104,905)
 Net realized gain (loss) on
  security transactions                    50,725              516,023
 Net realized gain on
  distributions                         1,168,045            2,835,187
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,246,981           11,636,184
                                    -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,227,424           14,882,489
                                    -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                123,314              488,889
 Net transfers                          6,465,875           20,357,708
 Surrenders for benefit
  payments and fees                    (3,363,807)         (19,897,279)
 Net annuity transactions                   3,071              (40,010)
                                    -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,228,453              909,308
                                    -------------       --------------
 Net increase (decrease) in
  net assets                            5,455,877           15,791,797
NET ASSETS:
 Beginning of year                     15,230,158           87,471,984
                                    -------------       --------------
 End of year                          $20,686,035         $103,263,781
                                    =============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Ten (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in the various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Putnam Mid Cap Value, Putnam American Government Income, Putnam Capital Appreciation, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Global Equity, Putnam Growth and Income, Putnam Growth Opportunities, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth and Income, Putnam International Equity, Putnam International New Opportunities, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam OTC & Emerging Growth, Putnam Research, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Utilities Growth and Income, Putnam Vista, Putnam Voyager, Putnam Discovery Growth, Putnam Capital Opportunities, and Putnam Equity Income.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2007.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) SECURITY CLASS -- The Account consists of a series of funds, each of which is represented by a separate series of class IA and class IB shares.

       Class IA shares are offered at net asset value and are not subject to a distribution fee. Forty percent of Class IA shares are for Company employees only.

       Class IB shares are offered at net asset value and pay an ongoing distribution fee.

       e) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       f) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       g) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       h) RECLASSIFICATIONS -- Certain reclassifications have been made to the December 31, 2006 Statements of Changes in Net Assets to conform to the current-year presentation.

       i) FAIR VALUE MEASUREMENTS -- In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that

-------------------------------------------------------------------------------

       would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Account will adopt SFAS 157 on January 1, 2008. Adoption of this statement is not expected to have a material impact on the Account's financial statements.

       j) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

       b) DEDUCTION OF ANNUAL MAINTENANCE FEES -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

       d) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum annual rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       e) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value.

4.     PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                 PURCHASES         PROCEEDS
SUB-ACCOUNT                                       AT COST         FROM SALES
--------------------------------------------------------------------------------
Putnam Mid Cap Value                              $10,288,107        $13,489,421
Putnam American Government Income                   8,532,237         12,592,569
Putnam Capital Appreciation                         3,376,805          6,294,046
Putnam Diversified Income                          13,395,684         31,442,029
Putnam Global Asset Allocation                      4,832,790         34,271,219
Putnam Global Equity                                9,425,861         62,299,490
Putnam Growth and Income                          266,597,227        411,451,143
Putnam Growth Opportunities                         1,099,095          4,537,681
Putnam Health Sciences                              1,727,878         22,510,501
Putnam High Yield                                  24,059,569         56,604,714
Putnam Income                                      15,411,083         41,395,322

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                 PURCHASES         PROCEEDS
SUB-ACCOUNT                                       AT COST         FROM SALES
--------------------------------------------------------------------------------
Putnam International Growth and Income             45,304,462         38,976,175
Putnam International Equity                        42,455,542         51,378,102
Putnam International New Opportunities             10,770,287         18,490,973
Putnam Investors                                    4,269,844         41,196,111
Putnam Money Market                                91,973,227         81,328,496
Putnam New Opportunities                            1,960,130         88,048,546
Putnam New Value                                   29,361,634         62,744,432
Putnam OTC & Emerging Growth                        6,632,499          8,192,563
Putnam Research                                     1,438,058         14,132,922
Putnam Small Cap Value                             18,671,901         47,532,977
Putnam The George Putnam Fund of Boston            30,285,079         56,497,947
Putnam Utilities Growth and Income                  9,246,234         35,366,776
Putnam Vista                                        1,506,838         31,278,983
Putnam Voyager                                      2,388,576        204,133,732
Putnam Discovery Growth                             3,141,060          2,222,944
Putnam Capital Opportunities                        4,384,174          7,351,596
Putnam Equity Income                               19,111,297         15,240,019
                                              ---------------  -----------------
                                                 $681,647,178     $1,501,001,429
                                              ===============  =================

5.     CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam Mid Cap Value                311,906       673,071          (361,165)
Putnam American Government
 Income                             469,533       903,074          (433,541)
Putnam Capital Appreciation         194,439       598,321          (403,882)
Putnam Diversified Income           349,787     1,656,561        (1,306,774)
Putnam Global Asset
 Allocation                         154,751       901,214          (746,463)
Putnam Global Equity                203,292     2,054,834        (1,851,542)
Putnam Growth and Income            183,650     7,196,930        (7,013,280)
Putnam Growth Opportunities         221,359       884,388          (663,029)
Putnam Health Sciences              100,033     1,721,963        (1,621,930)
Putnam High Yield                   337,334     1,697,876        (1,360,542)
Putnam Income                       267,861     1,588,852        (1,320,991)
Putnam International Growth
 and Income                         274,103     1,482,663        (1,208,560)
Putnam International Equity         461,296     2,015,453        (1,554,157)
Putnam International New
 Opportunities                      569,836       992,118          (422,282)
Putnam Investors                    379,599     3,696,676        (3,317,077)
Putnam Money Market              52,019,118    48,245,309         3,773,809
Putnam New Opportunities            143,476     3,718,736        (3,575,260)
Putnam New Value                    173,491     2,685,498        (2,512,007)
Putnam OTC & Emerging Growth      1,024,283     1,152,690          (128,407)
Putnam Research                      88,495       983,792          (895,297)
Putnam Small Cap Value               90,764     1,728,347        (1,637,583)
Putnam The George Putnam Fund
 of Boston                          336,641     3,854,287        (3,517,646)
Putnam Utilities Growth and
 Income                             227,653     1,078,049          (850,396)
Putnam Vista                        130,281     1,962,687        (1,832,406)
Putnam Voyager                      139,460     4,139,764        (4,000,304)
Putnam Discovery Growth             373,358       329,696            43,662
Putnam Capital Opportunities        155,940       380,751          (224,811)
Putnam Equity Income                662,431       852,614          (190,183)

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam Mid Cap Value                474,426       559,413           (84,987)
Putnam American Government
 Income                             236,222     1,171,158          (934,936)
Putnam Capital Appreciation         373,784       550,111          (176,327)
Putnam Diversified Income           321,459     2,554,628        (2,233,169)
Putnam Global Asset
 Allocation                         114,699     1,050,078          (935,379)
Putnam Global Equity                128,171     2,523,093        (2,394,922)
Putnam Growth and Income            251,497     9,777,784        (9,526,287)
Putnam Growth Opportunities         218,941       873,856          (654,915)
Putnam Health Sciences              213,460     2,290,270        (2,076,810)
Putnam High Yield                   680,661     2,834,689        (2,154,028)
Putnam Income                       263,180     2,219,452        (1,956,272)
Putnam International Growth
 and Income                         667,350     1,288,890          (621,540)
Putnam International Equity         416,622     2,066,131        (1,649,509)
Putnam International New
 Opportunities                      625,495       881,936          (256,441)
Putnam Investors                    604,064     3,876,457        (3,272,393)
Putnam Money Market              47,329,042    48,861,969        (1,532,927)
Putnam New Opportunities            220,282     4,981,714        (4,761,432)
Putnam New Value                    308,505     3,178,453        (2,869,948)
Putnam OTC & Emerging Growth        331,653     1,415,802        (1,084,149)
Putnam Research                     117,115     1,209,768        (1,092,653)
Putnam Small Cap Value              263,453     2,003,236        (1,739,783)
Putnam The George Putnam Fund
 of Boston                          324,161     5,614,278        (5,290,117)
Putnam Utilities Growth and
 Income                              98,649     1,526,116        (1,427,467)
Putnam Vista                        414,201     2,495,986        (2,081,785)
Putnam Voyager                      228,927     5,547,313        (5,318,386)
Putnam Discovery Growth             126,061       576,705          (450,644)
Putnam Capital Opportunities        448,469       267,439           181,030
Putnam Equity Income                984,438       950,520            33,918

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                             UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM MID CAP VALUE
 2007  Lowest contract charges                    8,483     $18.756747           $159,109
    Highest contract charges                        207      17.494560              3,618
    Remaining contract charges                1,928,312             --         35,670,294
 2006  Lowest contract charges                   11,417      18.621027            212,594
    Highest contract charges                        181      17.630509              3,163
    Remaining contract charges                2,286,569             --         42,114,468
 2005  Lowest contract charges                    9,237      16.337546            150,916
    Highest contract charges                        179      15.702247              2,816
    Remaining contract charges                2,373,738             --         38,481,084
 2004  Lowest contract charges                    6,348      14.668596             93,112
    Highest contract charges                        147      14.311135              2,100
    Remaining contract charges                1,561,425             --         22,790,696
 2003  Lowest contract charges                    1,848      12.827432             23,699
    Highest contract charges                        125      12.720890              1,584
    Remaining contract charges                  779,469             --          9,978,909
PUTNAM AMERICAN GOVERNMENT INCOME
 2007  Lowest contract charges                    5,352      14.500800             77,607
    Highest contract charges                      5,855      12.101172             70,850
    Remaining contract charges                3,043,847             --         42,210,170
 2006  Lowest contract charges                    4,363      13.475700             58,797
    Highest contract charges                      5,856      11.432670             66,937
    Remaining contract charges                3,478,376             --         45,027,751
 2005  Lowest contract charges                    6,754      13.143557             88,767
    Highest contract charges                      5,855      11.339415             66,390
    Remaining contract charges                4,410,922             --         56,043,514
 2004  Lowest contract charges                    9,419      13.053452            122,952
    Highest contract charges                      5,855      11.453959             67,061
    Remaining contract charges                6,087,591             --         77,281,447
 2003  Lowest contract charges                   10,869      12.812710            139,258
    Highest contract charges                      9,029      11.422536            103,130
    Remaining contract charges                9,727,903             --        121,976,926

                                                                    INVESTMENT
                                               EXPENSE                INCOME               TOTAL
SUB-ACCOUNT                                    RATIO*                RATIO**             RETURN***
--------------------------------------  ---------------------------------------------------------------
PUTNAM MID CAP VALUE
 2007  Lowest contract charges                     0.95%                 1.45%                0.73%
    Highest contract charges                       2.44%                 1.43%               (0.77)%
    Remaining contract charges                       --                    --                   --
 2006  Lowest contract charges                     0.95%                 0.18%               13.98%
    Highest contract charges                       2.45%                 0.21%               12.28%
    Remaining contract charges                       --                    --                   --
 2005  Lowest contract charges                     0.94%                 0.19%               11.38%
    Highest contract charges                       2.44%                 0.23%                9.72%
    Remaining contract charges                       --                    --                   --
 2004  Lowest contract charges                     0.94%                 0.34%               14.35%
    Highest contract charges                       2.41%                 0.14%               12.65%
    Remaining contract charges                       --                    --                   --
 2003  Lowest contract charges                     0.62%                 1.73%               28.27%
    Highest contract charges                       1.45%                 0.96%               27.21%
    Remaining contract charges                       --                    --                   --
PUTNAM AMERICAN GOVERNMENT INCOME
 2007  Lowest contract charges                     0.95%                 4.59%                7.61%
    Highest contract charges                       2.34%                 4.81%                5.85%
    Remaining contract charges                       --                    --                   --
 2006  Lowest contract charges                     0.95%                 5.07%                2.53%
    Highest contract charges                       2.35%                 4.10%                0.82%
    Remaining contract charges                       --                    --                   --
 2005  Lowest contract charges                     0.95%                 3.44%                0.69%
    Highest contract charges                       2.34%                 3.19%               (1.00)%
    Remaining contract charges                       --                    --                   --
 2004  Lowest contract charges                     0.95%                 4.08%                1.88%
    Highest contract charges                       2.35%                 4.77%                0.28%
    Remaining contract charges                       --                    --                   --
 2003  Lowest contract charges                     0.95%                 5.10%                0.85%
    Highest contract charges                       1.56%                   --                (1.32)%
    Remaining contract charges                       --                    --                   --

-------------------------------------------------------------------------------

                                                             UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
 2007  Lowest contract charges                   13,441      $9.775127           $131,385
    Highest contract charges                      4,514       8.694537             39,244
    Remaining contract charges                1,479,539             --         13,885,945
 2006  Lowest contract charges                   13,904      10.581038            147,123
    Highest contract charges                      4,342       9.575555             41,590
    Remaining contract charges                1,883,130             --         19,250,720
 2005  Lowest contract charges                   20,197       9.485818            191,588
    Highest contract charges                      4,343       8.736567             37,946
    Remaining contract charges                2,053,163             --         18,910,320
 2004  Lowest contract charges                   19,400       8.851955            171,725
    Highest contract charges                      3,634       8.299424             30,158
    Remaining contract charges                2,048,593             --         17,709,183
 2003  Lowest contract charges                    8,470       7.769459             65,806
    Highest contract charges                      2,213       7.426784             16,434
    Remaining contract charges                2,053,961             --         15,681,601
PUTNAM DIVERSIFIED INCOME
 2007  Lowest contract charges                   16,670      18.758480            312,703
    Highest contract charges                     53,475      13.916279            744,178
    Remaining contract charges                7,380,561             --        134,664,372
 2006  Lowest contract charges                   21,891      18.186222            398,106
    Highest contract charges                     56,905      13.695602            779,317
    Remaining contract charges                8,678,684             --        154,213,043
 2005  Lowest contract charges                   23,781      17.272822            410,757
    Highest contract charges                     69,146      13.204279            913,027
    Remaining contract charges               10,897,722             --        184,139,478
 2004  Lowest contract charges                   21,407      16.921696            362,249
    Highest contract charges                     66,579      13.131361            874,276
    Remaining contract charges               12,897,573             --        214,325,442
 2003  Lowest contract charges                    8,726      15.643739            136,502
    Highest contract charges                      4,785      12.327239             58,982
    Remaining contract charges               14,963,248             --        231,654,228
PUTNAM GLOBAL ASSET ALLOCATION
 2007  Lowest contract charges                    4,768      38.251654            182,399
    Highest contract charges                      1,415      11.263005             15,942
    Remaining contract charges                4,061,104             --        139,860,793
 2006  Lowest contract charges                    5,875      37.514193            220,381
    Highest contract charges                      1,417      11.201591             15,856
    Remaining contract charges                4,806,458             --        165,030,200
 2005  Lowest contract charges                    5,141      33.557575            172,514
    Highest contract charges                      1,415      10.161396             14,383
    Remaining contract charges                5,742,573             --        177,633,299
 2004  Lowest contract charges                    2,726      31.669672             86,341
    Highest contract charges                      2,688       9.724887             26,138
    Remaining contract charges                6,944,851             --        205,561,827
 2003  Lowest contract charges                    1,212      29.302893             35,526
    Highest contract charges                      2,463       9.124940             22,472
    Remaining contract charges                8,023,245             --        229,605,774

                                                                    INVESTMENT
                                               EXPENSE                INCOME               TOTAL
SUB-ACCOUNT                                    RATIO*                RATIO**             RETURN***
--------------------------------------  ---------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION
 2007  Lowest contract charges                     0.95%                 0.38%               (7.62)%
    Highest contract charges                       2.44%                 0.14%               (9.20)%
    Remaining contract charges                       --                    --                   --
 2006  Lowest contract charges                     0.95%                 0.37%               11.55%
    Highest contract charges                       2.45%                 0.10%                9.60%
    Remaining contract charges                       --                    --                   --
 2005  Lowest contract charges                     0.95%                 0.62%                7.16%
    Highest contract charges                       2.44%                 0.38%                5.27%
    Remaining contract charges                       --                    --                   --
 2004  Lowest contract charges                     0.95%                   --                13.93%
    Highest contract charges                       2.44%                   --                11.93%
    Remaining contract charges                       --                    --                   --
 2003  Lowest contract charges                     0.95%                   --                23.86%
    Highest contract charges                       2.33%                   --                21.90%
    Remaining contract charges                       --                    --                   --
PUTNAM DIVERSIFIED INCOME
 2007  Lowest contract charges                     0.95%                 4.94%                3.15%
    Highest contract charges                       2.44%                 4.95%                1.61%
    Remaining contract charges                       --                    --                   --
 2006  Lowest contract charges                     0.95%                 5.70%                5.29%
    Highest contract charges                       2.45%                 5.98%                3.72%
    Remaining contract charges                       --                    --                   --
 2005  Lowest contract charges                     0.95%                 8.17%                2.08%
    Highest contract charges                       2.44%                 7.33%                0.56%
    Remaining contract charges                       --                    --                   --
 2004  Lowest contract charges                     0.95%                 7.34%                8.17%
    Highest contract charges                       2.43%                 4.85%                6.56%
    Remaining contract charges                       --                    --                   --
 2003  Lowest contract charges                     0.94%                 1.40%               18.92%
    Highest contract charges                       1.56%                   --                 9.19%
    Remaining contract charges                       --                    --                   --
PUTNAM GLOBAL ASSET ALLOCATION
 2007  Lowest contract charges                     0.95%                 0.51%                1.97%
    Highest contract charges                       2.34%                 0.50%                0.55%
    Remaining contract charges                       --                    --                   --
 2006  Lowest contract charges                     0.95%                 2.47%               11.79%
    Highest contract charges                       2.35%                 2.67%               10.24%
    Remaining contract charges                       --                    --                   --
 2005  Lowest contract charges                     0.94%                 1.01%                5.96%
    Highest contract charges                       2.35%                 1.76%                4.49%
    Remaining contract charges                       --                    --                   --
 2004  Lowest contract charges                     0.95%                 2.73%                8.08%
    Highest contract charges                       2.35%                 2.87%                6.58%
    Remaining contract charges                       --                    --                   --
 2003  Lowest contract charges                     0.92%                   --                20.74%
    Highest contract charges                       1.56%                   --                15.43%
    Remaining contract charges                       --                    --                   --

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                             UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM GLOBAL EQUITY
 2007  Lowest contract charges                   36,864     $11.208235           $413,179
    Highest contract charges                        902       8.766103              7,910
    Remaining contract charges                8,043,403             --        236,500,598
 2006  Lowest contract charges                   49,655      10.346231            513,738
    Highest contract charges                        901       8.240043              7,435
    Remaining contract charges                9,882,155             --        270,857,594
 2005  Lowest contract charges                   56,350       8.457141            476,560
    Highest contract charges                        902       6.853303              6,184
    Remaining contract charges               12,270,381             --        276,749,211
 2004  Lowest contract charges                   74,822       7.826381            585,584
    Highest contract charges                        902       6.456263              5,826
    Remaining contract charges               15,541,072             --        325,979,806
 2003  Lowest contract charges                   88,624       6.934505            614,564
    Highest contract charges                      2,046       5.822057             11,914
    Remaining contract charges               19,704,134             --        369,251,161
PUTNAM GROWTH AND INCOME
 2007  Lowest contract charges                   35,418      55.377892          1,961,401
    Highest contract charges                     10,532      11.099975            116,905
    Remaining contract charges               23,581,507             --      1,213,910,115
 2006  Lowest contract charges                   41,918      59.499553          2,494,102
    Highest contract charges                     13,082      12.112525            158,477
    Remaining contract charges               30,585,737             --      1,685,867,093
 2005  Lowest contract charges                   47,311      51.822182          2,451,768
    Highest contract charges                     13,183      10.714366            141,244
    Remaining contract charges               40,106,530             --      1,915,859,171
 2004  Lowest contract charges                   45,476      49.717491          2,260,973
    Highest contract charges                      7,114      10.439750             74,265
    Remaining contract charges               50,961,142             --      2,352,963,112
 2003  Lowest contract charges                   29,794      45.172626          1,345,856
    Highest contract charges                      4,027       9.633561             38,796
    Remaining contract charges               61,137,366             --      2,607,166,001
PUTNAM GROWTH OPPORTUNITIES
 2007  Lowest contract charges                   11,504       5.263646             60,551
    Highest contract charges                     14,819       4.812229             71,313
    Remaining contract charges                2,505,699             --         12,518,708
 2006  Lowest contract charges                   16,721       5.021486             83,964
    Highest contract charges                      7,088       4.681085             33,175
    Remaining contract charges                3,171,242             --         15,220,355
 2005  Lowest contract charges                   22,076       4.661652            102,908
    Highest contract charges                      6,696       4.421402             29,608
    Remaining contract charges                3,821,194             --         17,135,225
 2004  Lowest contract charges                   30,119       4.510283            135,846
    Highest contract charges                        485       4.354501              2,112
    Remaining contract charges                4,795,563             --         20,960,235
 2003  Lowest contract charges                   43,158       4.460696            192,515
    Highest contract charges                      5,293       4.388262             23,225
    Remaining contract charges                5,672,999             --         24,723,150

                                                                    INVESTMENT
                                               EXPENSE                INCOME               TOTAL
SUB-ACCOUNT                                    RATIO*                RATIO**             RETURN***
--------------------------------------  ---------------------------------------------------------------
PUTNAM GLOBAL EQUITY
 2007  Lowest contract charges                     0.95%                 2.29%                8.33%
    Highest contract charges                       2.44%                 2.01%                6.38%
    Remaining contract charges                       --                    --                   --
 2006  Lowest contract charges                     0.95%                 0.60%               22.34%
    Highest contract charges                       2.45%                 0.33%               20.24%
    Remaining contract charges                       --                    --                   --
 2005  Lowest contract charges                     0.95%                 1.08%                8.06%
    Highest contract charges                       2.44%                 0.78%                6.15%
    Remaining contract charges                       --                    --                   --
 2004  Lowest contract charges                     0.95%                 2.29%               12.86%
    Highest contract charges                       2.42%                   --                10.93%
    Remaining contract charges                       --                    --                   --
 2003  Lowest contract charges                     0.95%                 1.24%               28.32%
    Highest contract charges                       1.57%                   --                23.75%
    Remaining contract charges                       --                    --                   --
PUTNAM GROWTH AND INCOME
 2007  Lowest contract charges                     0.95%                 1.32%               (6.93)%
    Highest contract charges                       2.50%                 1.28%               (8.36)%
    Remaining contract charges                       --                    --                   --
 2006  Lowest contract charges                     0.95%                 1.54%               14.82%
    Highest contract charges                       2.50%                 1.50%               13.05%
    Remaining contract charges                       --                    --                   --
 2005  Lowest contract charges                     0.95%                 1.53%                4.23%
    Highest contract charges                       2.49%                 1.56%                2.63%
    Remaining contract charges                       --                    --                   --
 2004  Lowest contract charges                     0.95%                 1.40%               10.06%
    Highest contract charges                       2.45%                   --                 8.37%
    Remaining contract charges                       --                    --                   --
 2003  Lowest contract charges                     0.94%                 0.90%               26.18%
    Highest contract charges                       2.39%                 1.38%               24.36%
    Remaining contract charges                       --                    --                   --
PUTNAM GROWTH OPPORTUNITIES
 2007  Lowest contract charges                     0.95%                 0.36%                4.82%
    Highest contract charges                       2.46%                   --                 2.80%
    Remaining contract charges                       --                    --                   --
 2006  Lowest contract charges                     0.95%                 0.38%                7.72%
    Highest contract charges                       2.50%                 0.06%                5.87%
    Remaining contract charges                       --                    --                   --
 2005  Lowest contract charges                     0.95%                 0.91%                3.36%
    Highest contract charges                       2.48%                 0.63%                1.54%
    Remaining contract charges                       --                    --                   --
 2004  Lowest contract charges                     0.95%                 0.15%                1.11%
    Highest contract charges                       2.24%                   --                (0.77)%
    Remaining contract charges                       --                    --                   --
 2003  Lowest contract charges                     0.95%                   --                22.30%
    Highest contract charges                       2.39%                   --                20.14%
    Remaining contract charges                       --                    --                   --

-------------------------------------------------------------------------------

                                                             UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
 2007  Lowest contract charges                   24,651     $13.315442           $328,239
    Highest contract charges                     16,881       8.155167            137,667
    Remaining contract charges                3,701,364             --         44,608,610
 2006  Lowest contract charges                   36,070      13.491720            486,640
    Highest contract charges                      1,738       8.452880             14,671
    Remaining contract charges                5,327,018             --         65,426,244
 2005  Lowest contract charges                   49,740      13.215507            657,342
    Highest contract charges                      1,725       8.418814             14,522
    Remaining contract charges                7,390,171             --         89,466,645
 2004  Lowest contract charges                   62,752      11.755249            737,668
    Highest contract charges                      1,734       7.614125             13,199
    Remaining contract charges                9,042,774             --         97,939,502
 2003  Lowest contract charges                   72,544      11.059717            802,313
    Highest contract charges                      1,834       7.276779             13,345
    Remaining contract charges               11,158,087             --        114,359,833
PUTNAM HIGH YIELD
 2007  Lowest contract charges                   30,827      15.107260            465,713
    Highest contract charges                      2,270      13.612628             30,902
    Remaining contract charges                4,336,732             --        141,482,325
 2006  Lowest contract charges                   36,427      14.763103            537,783
    Highest contract charges                      2,342      13.571050             31,786
    Remaining contract charges                5,691,602             --        181,552,918
 2005  Lowest contract charges                   45,167      13.475624            608,658
    Highest contract charges                      2,449      12.583377             30,817
    Remaining contract charges                7,836,783             --        220,869,826
 2004  Lowest contract charges                   64,196      13.148482            844,077
    Highest contract charges                      1,526      12.508249             19,089
    Remaining contract charges               10,432,670             --        291,283,313
 2003  Lowest contract charges                   70,233      11.959535            839,949
    Highest contract charges                        991      11.599744             11,500
    Remaining contract charges               12,716,206             --        333,005,441
PUTNAM INCOME
 2007  Lowest contract charges                   20,697      14.565708            301,460
    Highest contract charges                     10,434      12.341235            128,764
    Remaining contract charges                6,856,840             --        173,814,351
 2006  Lowest contract charges                   21,600      13.945055            301,208
    Highest contract charges                     13,375      12.025393            160,764
    Remaining contract charges                8,173,987             --        200,258,586
 2005  Lowest contract charges                   30,710      13.430082            412,439
    Highest contract charges                     13,097      11.796535            154,499
    Remaining contract charges               10,121,427             --        242,353,819
 2004  Lowest contract charges                   41,233      13.214950            544,886
    Highest contract charges                      4,519      11.816311             53,398
    Remaining contract charges               12,272,564             --        295,744,699
 2003  Lowest contract charges                   50,032      12.739621            637,394
    Highest contract charges                      5,321      11.605056             61,754
    Remaining contract charges               14,395,472             --        347,418,551

                                                                    INVESTMENT
                                               EXPENSE                INCOME               TOTAL
SUB-ACCOUNT                                    RATIO*                RATIO**             RETURN***
--------------------------------------  ---------------------------------------------------------------
PUTNAM HEALTH SCIENCES
 2007  Lowest contract charges                     0.95%                 1.10%               (1.31)%
    Highest contract charges                       2.46%                   --                (3.05)%
    Remaining contract charges                       --                    --                   --
 2006  Lowest contract charges                     0.95%                 0.58%                2.09%
    Highest contract charges                       2.35%                 0.30%                0.41%
    Remaining contract charges                       --                    --                   --
 2005  Lowest contract charges                     0.95%                 0.31%               12.42%
    Highest contract charges                       2.34%                 0.06%               10.57%
    Remaining contract charges                       --                    --                   --
 2004  Lowest contract charges                     0.95%                 0.41%                6.29%
    Highest contract charges                       2.35%                 0.19%                4.64%
    Remaining contract charges                       --                    --                   --
 2003  Lowest contract charges                     0.95%                 0.77%               17.68%
    Highest contract charges                       1.53%                   --                10.53%
    Remaining contract charges                       --                    --                   --
PUTNAM HIGH YIELD
 2007  Lowest contract charges                     0.95%                 7.99%                2.33%
    Highest contract charges                       2.44%                 7.69%                0.31%
    Remaining contract charges                       --                    --                   --
 2006  Lowest contract charges                     0.95%                 7.81%                9.55%
    Highest contract charges                       2.45%                 7.64%                7.85%
    Remaining contract charges                       --                    --                   --
 2005  Lowest contract charges                     0.95%                 8.77%                2.49%
    Highest contract charges                       2.44%                 8.17%                0.60%
    Remaining contract charges                       --                    --                   --
 2004  Lowest contract charges                     0.95%                 8.43%                9.94%
    Highest contract charges                       2.43%                   --                 7.87%
    Remaining contract charges                       --                    --                   --
 2003  Lowest contract charges                     0.95%                10.71%               25.66%
    Highest contract charges                       1.57%                   --                12.14%
    Remaining contract charges                       --                    --                   --
PUTNAM INCOME
 2007  Lowest contract charges                     0.95%                 4.99%                4.45%
    Highest contract charges                       2.49%                 4.58%                2.63%
    Remaining contract charges                       --                    --                   --
 2006  Lowest contract charges                     0.95%                 4.49%                3.83%
    Highest contract charges                       2.50%                 4.19%                1.94%
    Remaining contract charges                       --                    --                   --
 2005  Lowest contract charges                     0.95%                 3.52%                1.63%
    Highest contract charges                       2.50%                 3.39%               (0.17)%
    Remaining contract charges                       --                    --                   --
 2004  Lowest contract charges                     0.95%                 4.50%                3.73%
    Highest contract charges                       2.49%                   --                 1.86%
    Remaining contract charges                       --                    --                   --
 2003  Lowest contract charges                     0.95%                 5.04%                3.71%
    Highest contract charges                       1.55%                   --                 0.47%
    Remaining contract charges                       --                    --                   --

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                               UNIT            CONTRACT
SUB-ACCOUNT                                  UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
 2007  Lowest contract charges                   16,938        $25.973269          $439,924
    Highest contract charges                      7,957         16.220138           129,068
    Remaining contract charges                7,202,506                --       179,640,582
 2006  Lowest contract charges                   18,201         24.504130           445,991
    Highest contract charges                     10,809         15.541727           168,022
    Remaining contract charges                8,406,951                --       198,203,720
 2005  Lowest contract charges                   18,819         19.444326           365,927
    Highest contract charges                     12,202         12.525106           152,830
    Remaining contract charges                9,026,480                --       169,445,465
 2004  Lowest contract charges                   11,465         17.204076           197,249
    Highest contract charges                      4,462         11.255104            50,217
    Remaining contract charges                9,934,902                --       166,390,217
 2003  Lowest contract charges                    3,110         14.356243            44,644
    Highest contract charges                        539         14.163323             7,629
    Remaining contract charges                9,892,324                --       140,533,229
PUTNAM INTERNATIONAL EQUITY
 2007  Lowest contract charges                   57,686         17.085639           985,604
    Highest contract charges                      7,925         13.235183           104,883
    Remaining contract charges                7,865,431                --       192,142,170
 2006  Lowest contract charges                   68,850         15.881238         1,093,423
    Highest contract charges                      7,502         12.522501            93,939
    Remaining contract charges                9,408,847                --       215,720,735
 2005  Lowest contract charges                   74,974         12.521365           938,777
    Highest contract charges                      8,248         10.052848            82,920
    Remaining contract charges               11,051,486                --       200,843,907
 2004  Lowest contract charges                   75,980         11.240876           854,082
    Highest contract charges                      2,545          9.186741            23,384
    Remaining contract charges               13,121,786                --       216,880,500
 2003  Lowest contract charges                   81,796          9.742092           796,863
    Highest contract charges                      4,206          8.109110            34,105
    Remaining contract charges               15,144,229                --       222,006,039
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
 2007  Lowest contract charges                    1,443         19.777158            28,532
    Highest contract charges                      2,876         11.878566            34,160
    Remaining contract charges                3,480,309                --        65,556,385
 2006  Lowest contract charges                      813         17.635844            14,340
    Highest contract charges                      2,067         10.774040            22,286
    Remaining contract charges                3,904,030                --        65,911,681
 2005  Lowest contract charges                    1,697         14.115601            23,950
    Highest contract charges                      2,069          8.753731            18,109
    Remaining contract charges                4,159,585                --        56,099,694
 2004  Lowest contract charges                      814         12.039492             9,795
    Highest contract charges                      1,335          7.579025            10,117
    Remaining contract charges                4,302,943                --        50,451,958
 2003  Lowest contract charges                      760         10.723149             8,149
    Highest contract charges                      8,388          4.118621            34,548
    Remaining contract charges                5,154,972                --        54,382,354

                                                                INVESTMENT
                                             EXPENSE              INCOME                TOTAL
SUB-ACCOUNT                                  RATIO*              RATIO**              RETURN***
--------------------------------------  -------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
 2007  Lowest contract charges                  0.95%                 1.65%                 6.00%
    Highest contract charges                    2.50%                 1.69%                 4.37%
    Remaining contract charges                    --                    --                    --
 2006  Lowest contract charges                  0.95%                 1.16%                26.02%
    Highest contract charges                    2.50%                 1.21%                24.09%
    Remaining contract charges                    --                    --                    --
 2005  Lowest contract charges                  0.94%                 0.70%                13.02%
    Highest contract charges                    2.49%                 0.88%                11.28%
    Remaining contract charges                    --                    --                    --
 2004  Lowest contract charges                  0.95%                 1.02%                19.84%
    Highest contract charges                    2.48%                   --                 18.00%
    Remaining contract charges                    --                    --                    --
 2003  Lowest contract charges                  0.94%                   --                 36.55%
    Highest contract charges                    2.08%                   --                 35.50%
    Remaining contract charges                    --                    --                    --
PUTNAM INTERNATIONAL EQUITY
 2007  Lowest contract charges                  0.95%                 3.14%                 7.58%
    Highest contract charges                    2.49%                 2.73%                 5.69%
    Remaining contract charges                    --                    --                    --
 2006  Lowest contract charges                  0.95%                 0.79%                26.83%
    Highest contract charges                    2.50%                 0.63%                24.57%
    Remaining contract charges                    --                    --                    --
 2005  Lowest contract charges                  0.95%                 1.75%                11.39%
    Highest contract charges                    2.50%                 1.45%                 9.43%
    Remaining contract charges                    --                    --                    --
 2004  Lowest contract charges                  0.95%                 1.67%                15.39%
    Highest contract charges                    2.48%                   --                 13.33%
    Remaining contract charges                    --                    --                    --
 2003  Lowest contract charges                  0.95%                 1.11%                27.67%
    Highest contract charges                    1.56%                   --                 26.49%
    Remaining contract charges                    --                    --                    --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
 2007  Lowest contract charges                  0.94%                 0.58%                12.14%
    Highest contract charges                    2.47%                   --                 10.42%
    Remaining contract charges                    --                    --                    --
 2006  Lowest contract charges                  0.95%                 1.40%                24.94%
    Highest contract charges                    2.45%                 1.29%                23.08%
    Remaining contract charges                    --                    --                    --
 2005  Lowest contract charges                  0.95%                 0.71%                17.24%
    Highest contract charges                    2.45%                 0.47%                15.50%
    Remaining contract charges                    --                    --                    --
 2004  Lowest contract charges                  0.94%                 0.96%                12.28%
    Highest contract charges                    2.43%                   --                 10.61%
    Remaining contract charges                    --                    --                    --
 2003  Lowest contract charges                  0.95%                 0.31%                31.95%
    Highest contract charges                    2.35%                 0.31%                30.12%
    Remaining contract charges                    --                    --                    --

-------------------------------------------------------------------------------

                                                               UNIT            CONTRACT
SUB-ACCOUNT                                  UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------
PUTNAM INVESTORS
 2007  Lowest contract charges                  100,421         $9.203441          $924,220
    Highest contract charges                     19,454          7.275264           141,532
    Remaining contract charges               10,367,016                --       104,117,458
 2006  Lowest contract charges                  132,193          9.770554         1,291,601
    Highest contract charges                      8,838          7.865861            69,510
    Remaining contract charges               13,662,937                --       146,617,012
 2005  Lowest contract charges                  152,157          8.634611         1,313,815
    Highest contract charges                      8,933          7.078697            63,231
    Remaining contract charges               16,915,271                --       161,939,289
 2004  Lowest contract charges                  198,354          7.995115         1,585,860
    Highest contract charges                      3,211          6.670482            21,418
    Remaining contract charges               20,266,265                --       181,301,336
 2003  Lowest contract charges                  230,602          7.138334         1,646,113
    Highest contract charges                      9,482          6.073811            57,592
    Remaining contract charges               23,803,969                --       192,650,124
PUTNAM MONEY MARKET
 2007  Lowest contract charges                   92,965          1.202504           111,791
    Highest contract charges                     22,567          1.019909            23,016
    Remaining contract charges               62,519,715                --       111,248,994
 2006  Lowest contract charges                  183,649          1.155355           212,179
    Highest contract charges                     21,488          0.997267            21,426
    Remaining contract charges               58,656,301                --       100,519,635
 2005  Lowest contract charges                  118,736          1.114757           132,361
    Highest contract charges                     21,234          0.979257            20,794
    Remaining contract charges               60,254,395                --       100,027,027
 2004  Lowest contract charges                  115,183          1.094889           126,113
    Highest contract charges                    217,584          0.979258           213,071
    Remaining contract charges               80,051,671                --       130,723,903
 2003  Lowest contract charges                  272,964          1.095398           299,004
    Highest contract charges                    257,889          0.996495           256,985
    Remaining contract charges              139,998,716                --       232,171,119
PUTNAM NEW OPPORTUNITIES
 2007  Lowest contract charges                   10,438         24.998246           260,930
    Highest contract charges                     24,265          5.889089           142,898
    Remaining contract charges               12,444,162                --       283,454,220
 2006  Lowest contract charges                   15,801         23.867242           377,124
    Highest contract charges                      3,546          5.710479            20,244
    Remaining contract charges               16,034,778                --       349,889,229
 2005  Lowest contract charges                   16,386         22.195385           363,701
    Highest contract charges                      3,500          5.393438            18,878
    Remaining contract charges               20,795,671                --       424,903,056
 2004  Lowest contract charges                   16,517         20.369744           336,437
    Highest contract charges                      2,328          5.027090            11,701
    Remaining contract charges               27,381,950                --       519,927,050
 2003  Lowest contract charges                   10,825         18.642383           201,808
    Highest contract charges                      5,038          4.674219            23,546
    Remaining contract charges               34,587,576                --       614,121,119

                                                                INVESTMENT
                                             EXPENSE              INCOME                TOTAL
SUB-ACCOUNT                                  RATIO*              RATIO**              RETURN***
--------------------------------------  -------------------------------------------------------------
PUTNAM INVESTORS
 2007  Lowest contract charges                  0.95%                 0.60%                (5.80)%
    Highest contract charges                    2.45%                   --                 (7.51)%
    Remaining contract charges                    --                    --                    --
 2006  Lowest contract charges                  0.95%                 0.69%                13.16%
    Highest contract charges                    2.50%                 0.40%                11.12%
    Remaining contract charges                    --                    --                    --
 2005  Lowest contract charges                  0.95%                 1.31%                 8.00%
    Highest contract charges                    2.50%                 0.98%                 6.12%
    Remaining contract charges                    --                    --                    --
 2004  Lowest contract charges                  0.95%                 0.73%                12.00%
    Highest contract charges                    2.48%                   --                  9.86%
    Remaining contract charges                    --                    --                    --
 2003  Lowest contract charges                  0.95%                 0.70%                26.05%
    Highest contract charges                    1.56%                   --                 20.98%
    Remaining contract charges                    --                    --                    --
PUTNAM MONEY MARKET
 2007  Lowest contract charges                  0.95%                 4.94%                 4.08%
    Highest contract charges                    2.44%                 4.67%                 2.27%
    Remaining contract charges                    --                    --                    --
 2006  Lowest contract charges                  0.95%                 4.66%                 3.64%
    Highest contract charges                    2.45%                 4.27%                 1.84%
    Remaining contract charges                    --                    --                    --
 2005  Lowest contract charges                  0.95%                 2.75%                 1.82%
    Highest contract charges                    2.44%                 2.60%                 0.05%
    Remaining contract charges                    --                    --                    --
 2004  Lowest contract charges                  0.95%                 0.89%                (0.05)%
    Highest contract charges                    2.40%                 0.65%                (1.73)%
    Remaining contract charges                    --                    --                    --
 2003  Lowest contract charges                  0.95%                 0.77%                (0.20)%
    Highest contract charges                    2.39%                 0.47%                (1.88)%
    Remaining contract charges                    --                    --                    --
PUTNAM NEW OPPORTUNITIES
 2007  Lowest contract charges                  0.95%                   --                  4.74%
    Highest contract charges                    2.46%                   --                  3.13%
    Remaining contract charges                    --                    --                    --
 2006  Lowest contract charges                  0.95%                   --                  7.53%
    Highest contract charges                    2.50%                   --                  5.88%
    Remaining contract charges                    --                    --                    --
 2005  Lowest contract charges                  0.95%                 0.10%                 8.96%
    Highest contract charges                    2.50%                 0.11%                 7.29%
    Remaining contract charges                    --                    --                    --
 2004  Lowest contract charges                  0.95%                   --                  9.27%
    Highest contract charges                    2.48%                   --                  7.59%
    Remaining contract charges                    --                    --                    --
 2003  Lowest contract charges                  0.94%                   --                 31.18%
    Highest contract charges                    1.57%                   --                 22.48%
    Remaining contract charges                    --                    --                    --

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                               UNIT            CONTRACT
SUB-ACCOUNT                                  UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------
PUTNAM NEW VALUE
 2007  Lowest contract charges                   45,806        $18.684705          $855,879
    Highest contract charges                     14,855         14.724732           218,739
    Remaining contract charges                9,030,654                --       186,053,762
 2006  Lowest contract charges                   62,465         19.776242         1,235,327
    Highest contract charges                     18,892         15.873638           299,870
    Remaining contract charges               11,521,965                --       252,558,480
 2005  Lowest contract charges                   74,938         17.168823         1,286,594
    Highest contract charges                     19,062         14.028905           267,424
    Remaining contract charges               14,379,270                --       274,998,034
 2004  Lowest contract charges                   69,107         16.330760         1,128,575
    Highest contract charges                     14,281         13.583544           193,982
    Remaining contract charges               15,487,854                --       283,703,717
 2003  Lowest contract charges                   73,282         14.240291         1,043,562
    Highest contract charges                      2,154         12.065799            25,994
    Remaining contract charges               15,924,709                --       256,413,732
PUTNAM OTC & EMERGING GROWTH
 2007  Lowest contract charges                   25,023          5.589179           139,855
    Highest contract charges                      8,232          4.355489            35,854
    Remaining contract charges                3,293,589                --        21,709,953
 2006  Lowest contract charges                    9,755          6.612150            64,501
    Highest contract charges                     18,968          3.968801            75,280
    Remaining contract charges                3,426,528                --        20,744,511
 2005  Lowest contract charges                    9,527          5.938693            56,577
    Highest contract charges                     23,502          3.618459            85,040
    Remaining contract charges                4,506,371                --        24,659,570
 2004  Lowest contract charges                    9,527          5.558477            52,954
    Highest contract charges                     24,062          3.437947            82,726
    Remaining contract charges                5,957,816                --        30,937,937
 2003  Lowest contract charges                   50,670          3.875064           196,349
    Highest contract charges                     78,173          1.628749           127,324
    Remaining contract charges                7,300,044                --        36,310,994
PUTNAM RESEARCH
 2007  Lowest contract charges                   17,207         10.965040           188,680
    Highest contract charges                      6,082          8.457006            51,436
    Remaining contract charges                2,845,606                --        37,218,000
 2006  Lowest contract charges                   31,409         10.978838           344,839
    Highest contract charges                      8,544          8.622908            73,655
    Remaining contract charges                3,724,239                --        49,122,836
 2005  Lowest contract charges                   45,115          9.929116           447,950
    Highest contract charges                      8,462          7.942712            67,210
    Remaining contract charges                4,803,268                --        58,213,340
 2004  Lowest contract charges                   64,497          9.523152           614,213
    Highest contract charges                      2,743          7.755126            21,272
    Remaining contract charges                6,245,589                --        74,061,896
 2003  Lowest contract charges                   77,664          8.919211           692,700
    Highest contract charges                        988          7.408217             7,321
    Remaining contract charges                7,388,987                --        84,054,856

                                                                INVESTMENT
                                             EXPENSE              INCOME                TOTAL
SUB-ACCOUNT                                  RATIO*              RATIO**              RETURN***
--------------------------------------  -------------------------------------------------------------
PUTNAM NEW VALUE
 2007  Lowest contract charges                  0.95%                 1.39%                (5.52)%
    Highest contract charges                    2.50%                 1.09%                (7.24)%
    Remaining contract charges                    --                    --                    --
 2006  Lowest contract charges                  0.95%                 1.31%                15.19%
    Highest contract charges                    2.50%                 1.05%                13.15%
    Remaining contract charges                    --                    --                    --
 2005  Lowest contract charges                  0.95%                 1.04%                 5.13%
    Highest contract charges                    2.50%                 0.94%                 3.28%
    Remaining contract charges                    --                    --                    --
 2004  Lowest contract charges                  0.95%                 1.03%                14.68%
    Highest contract charges                    2.45%                   --                 12.58%
    Remaining contract charges                    --                    --                    --
 2003  Lowest contract charges                  0.95%                 1.44%                31.61%
    Highest contract charges                    2.39%                 0.95%                29.34%
    Remaining contract charges                    --                    --                    --
PUTNAM OTC & EMERGING GROWTH
 2007  Lowest contract charges                  0.95%                   --                 11.81%
    Highest contract charges                    2.46%                   --                  9.91%
    Remaining contract charges                    --                    --                    --
 2006  Lowest contract charges                  0.95%                   --                 11.34%
    Highest contract charges                    2.45%                   --                  9.68%
    Remaining contract charges                    --                    --                    --
 2005  Lowest contract charges                  0.95%                   --                  6.84%
    Highest contract charges                    2.45%                   --                  5.25%
    Remaining contract charges                    --                    --                    --
 2004  Lowest contract charges                  0.95%                   --                  7.50%
    Highest contract charges                    2.44%                   --                  5.90%
    Remaining contract charges                    --                    --                    --
 2003  Lowest contract charges                  0.95%                   --                 34.66%
    Highest contract charges                    2.34%                   --                 32.57%
    Remaining contract charges                    --                    --                    --
PUTNAM RESEARCH
 2007  Lowest contract charges                  0.95%                 0.68%                (0.13)%
    Highest contract charges                    2.50%                 0.39%                (1.92)%
    Remaining contract charges                    --                    --                    --
 2006  Lowest contract charges                  0.95%                 0.81%                10.57%
    Highest contract charges                    2.50%                 0.53%                 8.56%
    Remaining contract charges                    --                    --                    --
 2005  Lowest contract charges                  0.95%                 1.18%                 4.26%
    Highest contract charges                    2.48%                 0.85%                 2.42%
    Remaining contract charges                    --                    --                    --
 2004  Lowest contract charges                  0.95%                 0.17%                 6.77%
    Highest contract charges                    2.48%                   --                  4.91%
    Remaining contract charges                    --                    --                    --
 2003  Lowest contract charges                  0.95%                 0.53%                24.50%
    Highest contract charges                    2.25%                   --                 22.54%
    Remaining contract charges                    --                    --                    --

-------------------------------------------------------------------------------

                                                               UNIT            CONTRACT
SUB-ACCOUNT                                  UNITS         FAIR VALUE #     OWNERS' EQUITY
-------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
 2007  Lowest contract charges                    9,961        $25.512681          $254,132
    Highest contract charges                      5,746         19.203583           110,349
    Remaining contract charges                3,903,914                --        89,813,794
 2006  Lowest contract charges                   15,159         29.429504           446,133
    Highest contract charges                      6,405         22.559466           144,414
    Remaining contract charges                5,535,640                --       147,956,774
 2005  Lowest contract charges                   16,017         25.269218           404,738
    Highest contract charges                      6,372         19.720038           125,649
    Remaining contract charges                7,274,598                --       167,868,081
 2004  Lowest contract charges                   19,217         23.775278           456,880
    Highest contract charges                        702         18.890720            13,255
    Remaining contract charges                9,061,220                --       197,902,148
 2003  Lowest contract charges                   20,274         18.967726           384,544
    Highest contract charges                        220         15.351024             3,376
    Remaining contract charges                9,525,560                --       167,016,624
PUTNAM THE GEORGE PUTNAM FUND OF
 BOSTON
 2007  Lowest contract charges                   77,717         14.380828         1,117,633
    Highest contract charges                      1,497         12.258317            18,355
    Remaining contract charges               12,400,603                --       169,493,642
 2006  Lowest contract charges                  105,944         14.354043         1,520,724
    Highest contract charges                      2,223         12.449916            27,663
    Remaining contract charges               15,889,296                --       217,833,406
 2005  Lowest contract charges                  166,252         12.912191         2,146,680
    Highest contract charges                      2,248         11.405387            25,638
    Remaining contract charges               21,119,080                --       261,797,440
 2004  Lowest contract charges                  201,298         12.508005         2,517,836
    Highest contract charges                        909         11.244390            10,226
    Remaining contract charges               24,971,780                --       301,414,460
 2003  Lowest contract charges                  214,051         11.640311         2,491,623
    Highest contract charges                      2,259         10.658106            24,081
    Remaining contract charges               27,239,230                --       307,480,455
PUTNAM UTILITIES GROWTH AND INCOME
 2007  Lowest contract charges                       28         35.536815             1,011
    Highest contract charges                        215         13.071945             2,806
    Remaining contract charges                4,385,041                --       151,907,359
 2006  Lowest contract charges                      204         29.910518             6,107
    Highest contract charges                        522         11.205826             5,832
    Remaining contract charges                5,234,954                --       153,095,869
 2005  Lowest contract charges                      204         23.770353             4,853
    Highest contract charges                        521          9.030912             4,701
    Remaining contract charges                6,662,422                --       154,940,003
 2004  Lowest contract charges                   11,739          9.975180           117,102
    Highest contract charges                      2,987          8.515380            25,432
    Remaining contract charges                8,019,643                --       173,756,591
 2003  Lowest contract charges                   29,629          8.263164           244,828
    Highest contract charges                         92          7.169279               657
    Remaining contract charges                9,672,301                --       174,894,194

                                                                INVESTMENT
                                             EXPENSE              INCOME                TOTAL
SUB-ACCOUNT                                  RATIO*              RATIO**              RETURN***
--------------------------------------  -------------------------------------------------------------
PUTNAM SMALL CAP VALUE
 2007  Lowest contract charges                  0.95%                 0.81%               (13.31)%
    Highest contract charges                    2.50%                 0.55%               (14.88)%
    Remaining contract charges                    --                    --                    --
 2006  Lowest contract charges                  0.95%                 0.55%                16.46%
    Highest contract charges                    2.50%                 0.32%                14.40%
    Remaining contract charges                    --                    --                    --
 2005  Lowest contract charges                  0.95%                 0.40%                 6.28%
    Highest contract charges                    2.50%                 0.13%                 4.39%
    Remaining contract charges                    --                    --                    --
 2004  Lowest contract charges                  0.95%                 0.51%                25.35%
    Highest contract charges                    2.48%                   --                 23.10%
    Remaining contract charges                    --                    --                    --
 2003  Lowest contract charges                  0.95%                 0.53%                48.65%
    Highest contract charges                    1.34%                   --                 40.67%
    Remaining contract charges                    --                    --                    --
PUTNAM THE GEORGE PUTNAM FUND OF
 BOSTON
 2007  Lowest contract charges                  0.95%                 3.11%                 0.19%
    Highest contract charges                    2.50%                 2.51%                (1.54)%
    Remaining contract charges                    --                    --                    --
 2006  Lowest contract charges                  0.95%                 2.93%                11.17%
    Highest contract charges                    2.50%                 2.38%                 9.16%
    Remaining contract charges                    --                    --                    --
 2005  Lowest contract charges                  0.95%                 2.31%                 3.23%
    Highest contract charges                    2.50%                 2.10%                 1.43%
    Remaining contract charges                    --                    --                    --
 2004  Lowest contract charges                  0.95%                 2.11%                 7.45%
    Highest contract charges                    2.49%                   --                  5.54%
    Remaining contract charges                    --                    --                    --
 2003  Lowest contract charges                  0.95%                 2.56%                16.25%
    Highest contract charges                    1.55%                   --                 12.74%
    Remaining contract charges                    --                    --                    --
PUTNAM UTILITIES GROWTH AND INCOME
 2007  Lowest contract charges                  0.95%                 2.60%                18.81%
    Highest contract charges                    2.41%                   --                 17.04%
    Remaining contract charges                    --                    --                    --
 2006  Lowest contract charges                  0.95%                 2.82%                25.83%
    Highest contract charges                    2.36%                 2.84%                24.08%
    Remaining contract charges                    --                    --                    --
 2005  Lowest contract charges                  0.94%                   --                  7.55%
    Highest contract charges                    2.37%                 1.82%                 6.05%
    Remaining contract charges                    --                    --                    --
 2004  Lowest contract charges                  0.95%                 3.30%                20.72%
    Highest contract charges                    2.34%                 0.39%                18.78%
    Remaining contract charges                    --                    --                    --
 2003  Lowest contract charges                  0.95%                 3.96%                23.82%
    Highest contract charges                    1.48%                   --                 19.40%
    Remaining contract charges                    --                    --                    --

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
------------------------------------------------------------------------------------------
PUTNAM VISTA
 2007  Lowest contract charges                   11,412      $16.910462           $192,986
    Highest contract charges                      8,319        6.499758             54,069
    Remaining contract charges                5,194,015              --         77,608,071
 2006  Lowest contract charges                   17,638       16.445388            290,063
    Highest contract charges                      8,814        6.419752             56,589
    Remaining contract charges                7,019,700              --        102,862,364
 2005  Lowest contract charges                   18,468       15.744049            290,761
    Highest contract charges                      8,339        6.242010             52,050
    Remaining contract charges                9,101,130              --        130,591,263
 2004  Lowest contract charges                   17,453       14.172543            247,355
    Highest contract charges                      2,266        5.706667             12,934
    Remaining contract charges               11,009,184              --        145,858,860
 2003  Lowest contract charges                   12,628       12.063200            152,333
    Highest contract charges                      2,089        4.934834             10,307
    Remaining contract charges               12,771,606              --        147,438,811
PUTNAM VOYAGER
 2007  Lowest contract charges                  111,439        9.648494          1,075,217
    Highest contract charges                     21,136        6.766742            143,023
    Remaining contract charges               11,724,882              --        552,132,978
 2006  Lowest contract charges                  144,478        9.207722          1,330,309
    Highest contract charges                     19,318        6.575081            127,011
    Remaining contract charges               15,693,965              --        716,951,764
 2005  Lowest contract charges                  192,743        8.794007          1,694,980
    Highest contract charges                     18,092        6.394015            115,683
    Remaining contract charges               20,965,312              --        927,301,057
 2004  Lowest contract charges                  285,714        8.380373          2,394,387
    Highest contract charges                      6,196        6.202743             38,435
    Remaining contract charges               27,659,782              --      1,201,374,747
 2003  Lowest contract charges                  338,702        8.031751          2,720,371
    Highest contract charges                      3,918        6.055041             23,722
    Remaining contract charges               33,135,919              --      1,452,378,367
PUTNAM DISCOVERY GROWTH
 2007  Lowest contract charges                    1,264        6.809903              8,606
    Highest contract charges                     11,997        6.063425             72,742
    Remaining contract charges                1,428,297              --          9,281,356
 2006  Lowest contract charges                    1,308        6.221582              8,139
    Highest contract charges                     12,687        5.632658             71,454
    Remaining contract charges                1,383,901              --          8,287,037
 2005  Lowest contract charges                    2,504        5.643475             14,129
    Highest contract charges                     15,616        5.197097             81,159
    Remaining contract charges                1,830,420              --         10,007,704
 2004  Lowest contract charges                    5,529        5.296388             29,285
    Highest contract charges                     16,913        4.966202             83,992
    Remaining contract charges                2,449,919              --         12,657,598
 2003  Lowest contract charges                    8,997        4.963500             44,655
    Highest contract charges                      1,386        4.738493              6,569
    Remaining contract charges                2,896,838              --         14,125,060

                                                                 INVESTMENT
                                             EXPENSE               INCOME                TOTAL
SUB-ACCOUNT                                   RATIO*              RATIO**              RETURN***
--------------------------------------  --------------------------------------------------------------
PUTNAM VISTA
 2007  Lowest contract charges                  0.95%                   --                  2.83%
    Highest contract charges                    2.49%                   --                  1.25%
    Remaining contract charges                    --                    --                    --
 2006  Lowest contract charges                  0.95%                   --                  4.46%
    Highest contract charges                    2.50%                   --                  2.85%
    Remaining contract charges                    --                    --                    --
 2005  Lowest contract charges                  0.95%                   --                 11.09%
    Highest contract charges                    2.48%                   --                  9.38%
    Remaining contract charges                    --                    --                    --
 2004  Lowest contract charges                  0.95%                   --                 17.49%
    Highest contract charges                    2.48%                   --                 15.68%
    Remaining contract charges                    --                    --                    --
 2003  Lowest contract charges                  0.94%                   --                 31.91%
    Highest contract charges                    1.55%                   --                 25.20%
    Remaining contract charges                    --                    --                    --
PUTNAM VOYAGER
 2007  Lowest contract charges                  0.95%                 0.03%                 4.79%
    Highest contract charges                    2.46%                   --                  2.92%
    Remaining contract charges                    --                    --                    --
 2006  Lowest contract charges                  0.95%                 0.39%                 4.71%
    Highest contract charges                    2.50%                 0.11%                 2.83%
    Remaining contract charges                    --                    --                    --
 2005  Lowest contract charges                  0.95%                 1.02%                 4.94%
    Highest contract charges                    2.48%                 0.67%                 3.08%
    Remaining contract charges                    --                    --                    --
 2004  Lowest contract charges                  0.95%                 0.47%                 4.34%
    Highest contract charges                    2.48%                   --                  2.44%
    Remaining contract charges                    --                    --                    --
 2003  Lowest contract charges                  0.95%                 0.64%                23.98%
    Highest contract charges                    2.39%                 0.29%                21.95%
    Remaining contract charges                    --                    --                    --
PUTNAM DISCOVERY GROWTH
 2007  Lowest contract charges                  0.95%                   --                  9.46%
    Highest contract charges                    2.44%                   --                  7.65%
    Remaining contract charges                    --                    --                    --
 2006  Lowest contract charges                  0.95%                   --                 10.24%
    Highest contract charges                    2.45%                   --                  8.38%
    Remaining contract charges                    --                    --                    --
 2005  Lowest contract charges                  0.95%                   --                  6.55%
    Highest contract charges                    2.44%                   --                  4.65%
    Remaining contract charges                    --                    --                    --
 2004  Lowest contract charges                  0.95%                   --                  6.71%
    Highest contract charges                    2.44%                   --                  4.97%
    Remaining contract charges                    --                    --                    --
 2003  Lowest contract charges                  0.95%                   --                 31.14%
    Highest contract charges                    2.31%                   --                 28.94%
    Remaining contract charges                    --                    --                    --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
------------------------------------------------------------------------------------------
PUTNAM CAPITAL OPPORTUNITIES
 2007  Lowest contract charges                    5,783      $16.900331            $97,734
    Highest contract charges                      2,755       15.762954             43,419
    Remaining contract charges                  877,254              --         14,592,446
 2006  Lowest contract charges                    5,977       18.863017            112,747
    Highest contract charges                      2,663       17.859648             47,585
    Remaining contract charges                1,101,963              --         20,525,703
 2005  Lowest contract charges                    6,642       16.528392            109,783
    Highest contract charges                      2,253       15.885699             35,793
    Remaining contract charges                  920,678              --         15,084,582
 2004  Lowest contract charges                    8,960       15.147571            135,724
    Highest contract charges                      1,854       14.778449             27,394
    Remaining contract charges                  719,220              --         10,837,675
 2003  Lowest contract charges                    4,196       12.946109             54,318
    Highest contract charges                        817       12.825763             10,476
    Remaining contract charges                  282,645              --          3,653,577
PUTNAM EQUITY INCOME
 2007  Lowest contract charges                   68,785       16.816424          1,156,721
    Highest contract charges                      1,835       15.752872             28,905
    Remaining contract charges                6,074,801              --        100,968,990
 2006  Lowest contract charges                   82,911       16.452427          1,364,089
    Highest contract charges                        901       15.629199             14,112
    Remaining contract charges                6,251,792              --        101,885,580
 2005  Lowest contract charges                   96,822       13.975903          1,353,177
    Highest contract charges                        903       13.463703             12,155
    Remaining contract charges                6,203,961              --         86,106,652
 2004  Lowest contract charges                   93,623       13.373021          1,252,023
    Highest contract charges                        903       13.064493             11,795
    Remaining contract charges                4,842,122              --         64,504,197
 2003  Lowest contract charges                   34,462       12.073797            416,093
    Highest contract charges                        903       11.961480             10,799
    Remaining contract charges                2,609,609              --         31,467,711

                                                                 INVESTMENT
                                             EXPENSE               INCOME                TOTAL
SUB-ACCOUNT                                   RATIO*              RATIO**              RETURN***
--------------------------------------  --------------------------------------------------------------
PUTNAM CAPITAL OPPORTUNITIES
 2007  Lowest contract charges                  0.95%                   --                (10.41)%
    Highest contract charges                    2.44%                   --                (11.74)%
    Remaining contract charges                    --                    --                    --
 2006  Lowest contract charges                  0.95%                 0.09%                14.13%
    Highest contract charges                    2.45%                 0.08%                12.43%
    Remaining contract charges                    --                    --                    --
 2005  Lowest contract charges                  0.95%                   --                  9.12%
    Highest contract charges                    2.44%                   --                  7.49%
    Remaining contract charges                    --                    --                    --
 2004  Lowest contract charges                  0.95%                 1.29%                17.01%
    Highest contract charges                    2.44%                 1.53%                15.26%
    Remaining contract charges                    --                    --                    --
 2003  Lowest contract charges                  0.62%                 6.53%                29.46%
    Highest contract charges                    1.54%                12.47%                28.26%
    Remaining contract charges                    --                    --                    --
PUTNAM EQUITY INCOME
 2007  Lowest contract charges                  0.95%                 1.35%                 2.21%
    Highest contract charges                    2.34%                 1.25%                 0.79%
    Remaining contract charges                    --                    --                    --
 2006  Lowest contract charges                  0.95%                 1.29%                17.72%
    Highest contract charges                    2.35%                 1.17%                16.08%
    Remaining contract charges                    --                    --                    --
 2005  Lowest contract charges                  0.95%                 0.98%                 4.51%
    Highest contract charges                    2.34%                 0.97%                 3.06%
    Remaining contract charges                    --                    --                    --
 2004  Lowest contract charges                  0.95%                 0.10%                10.76%
    Highest contract charges                    2.35%                 0.13%                 9.22%
    Remaining contract charges                    --                    --                    --
 2003  Lowest contract charges                  0.63%                 1.14%                20.74%
    Highest contract charges                    1.54%                 2.79%                19.62%
    Remaining contract charges                    --                    --                    --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's Manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

SEPARATE ACCOUNT TEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

      Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will make certain deductions ranging from 0.80% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will make certain deductions for various Rider charges, such as Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.75%

    These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee, ranging from $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

-------------------------------------------------------------------------------

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2007 and 2006 and for the Years Ended December 31, 2007, 2006 and 2005
Supplemental Schedules
Year Ended December 31, 2007

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                       PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                            F-2
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                              F-4
  Statements of Operations                                              F-5
  Statements of Changes in Capital and Surplus                          F-6
  Statements of Cash Flows                                              F-7
  Notes to Financial Statements                                         F-8
Supplementary Information
  Schedule I -- Selected Financial Data                                 F-28
  Schedule II -- Summary Investment Schedule                            F-31
  Schedule III -- Investment Risks Interrogatories                      F-32

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the three years ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2007 or 2006, or the results of its operations or its cash flows for the three years ended December 31, 2007.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for the three years ended December 31, 2007, on the basis of accounting described in Note 2.

Our 2007 audit was conducted for the purpose of forming an opinion on the basic 2007 statutory-basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2007 are presented for purposes of additional analysis and are not a required part of the basic 2007 statutory-basis financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audit of the basic 2007 statutory-basis financial statements. The effects on these schedules of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Accordingly, in our opinion, such schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the information shown therein. However, in our opinion, such schedules are fairly stated in all material respects when considered in relation to the basic 2007 statutory-basis financial statements taken as a whole.

As discussed in Note 2 to the financial statements, the Company received approval from the State of Connecticut Insurance Department to change from the continous CARVM to the curtate CARVM reserving methodology. The change resulted in a basis change which decreased reserves by $236 million and was reported as a direct increase to surplus.

/s/ Deloitte & Touche LLP

Hartford, Connecticut

March 27, 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2007                 2006
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $5,605,630           $5,036,594
 Common and Preferred Stocks                   316,558              245,850
 Mortgage Loans                                350,528              160,595
 Real Estate                                    27,569               25,667
 Policy Loans                                  343,773              324,631
 Cash and Short-Term Investments               565,283              467,648
 Other Invested Assets                         629,835              245,454
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS       7,839,176            6,506,439
                                        --------------       --------------
 Investment Income Due and Accrued              77,351               66,244
 Federal Income Taxes Recoverable               24,162                   --
 Deferred Tax Asset                            145,516               91,537
 Other Assets                                  189,180              104,023
 Separate Account Assets                    81,072,392           76,317,895
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $89,347,777          $83,086,138
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies              $5,976,074           $6,422,847
 Liability for Deposit Type Contracts           73,736               80,785
 Policy and Contract Claim Liabilities          31,281               32,635
 Asset Valuation Reserve                        46,855               41,544
 Payable to Parents, Subsidiaries or
  Affiliates                                    41,011               30,498
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (2,471,367)          (2,438,731)
 Other Liabilities                           2,021,207              930,986
 Separate Account Liabilities               81,072,392           76,317,895
                                        --------------       --------------
                     TOTAL LIABILITIES      86,791,189           81,418,459
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       1,483,869            1,376,953
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        194,430                   --
 Unassigned Funds                              875,789              288,226
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       2,556,588            1,667,679
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $89,347,777          $83,086,138
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                          2007                 2006                2005
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                    $10,313,501           $9,842,305          $9,152,337
 Net Investment Income                                                      348,437              339,347             326,928
 Commissions and Expense Allowances on Reinsurance Ceded                    333,674               94,873              84,961
 Reserve Adjustment on Reinsurance Ceded                                 (1,710,405)          (1,659,418)         (1,552,540)
 Fee Income                                                               1,786,396            1,650,017           1,369,610
 Other Revenues                                                              83,752               15,635             107,757
                                                                     --------------       --------------       -------------
                                                     TOTAL REVENUES      11,155,355           10,282,759           9,489,053
                                                                     --------------       --------------       -------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                                 341,654              280,782             265,994
 Disability and Other Benefits                                                7,588               18,311              14,118
 Surrenders and Other Fund Withdrawals                                    9,528,808            9,054,230           6,974,564
 Commissions                                                                962,917              864,564             783,178
 (Decrease) Increase in Aggregate Reserves for Life and Accident
  and Health Policies                                                       (70,821)             274,407             (11,074)
 General Insurance Expenses                                                 532,485              528,545             449,607
 Net Transfers (from) to Separate Accounts                                 (237,153)            (675,124)          1,192,568
 Modified Coinsurance Adjustment on Reinsurance Assumed                    (509,774)            (530,122)           (483,138)
 Other Expenses                                                             144,927               55,838              41,735
                                                                     --------------       --------------       -------------
                                        TOTAL BENEFITS AND EXPENSES      10,700,631            9,871,431           9,227,552
                                                                     --------------       --------------       -------------
 Net gain from operations before federal income tax expense                 454,724              411,328             261,501
 Federal income tax expense                                                  88,449               31,961              42,463
                                                                     --------------       --------------       -------------
                                           NET GAIN FROM OPERATIONS         366,275              379,367             219,038
                                                                     --------------       --------------       -------------
 Net realized capital (losses) gains, after tax                             (81,759)             (40,656)                 54
                                                                     --------------       --------------       -------------
                                                         NET INCOME        $284,516             $338,711            $219,092
                                                                     --------------       --------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES
 ISSUED AND OUTSTANDING
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,376,953           1,371,883           1,371,883
 Capital Contribution                                                        106,916               5,070                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      1,483,869           1,376,953           1,371,883
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                                --                  --                  --
 Gain on Inforce Reinsurance                                                 194,430                  --                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        194,430                  --                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  288,226             115,883             (66,391)
 Net Income                                                                  284,516             338,711             219,092
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                            262,434             (35,674)             (7,075)
 Change in Net Unrealized Foreign Exchange Capital Losses                     (5,386)              2,957                (495)
 Change in Net Deferred Income Tax                                           (82,891)             30,476              82,268
 Change in Asset Valuation Reserve                                            (5,311)             (6,795)             (4,632)
 Change in Non-Admitted Assets                                               100,351             (42,153)           (106,914)
 Change in Reserve on Account of Change in Valuation Basis                   236,861                  --                  --
 Change in Liability for Reinsurance in Unauthorized Companies                  (198)               (179)                 30
 Correction of Reserves and Tax Liabilities                                    4,187                  --                  --
 Dividends to Stockholder                                                   (207,000)           (115,000)                 --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        875,789             288,226             115,883
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
 End of year                                                              $2,556,588          $1,667,679          $1,490,266
                                                                       -------------       -------------       -------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                               2007                  2006                 2005
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                           $10,306,169           $9,836,688           $9,145,844
 Net Investment Income                                         378,000               383,972              369,012
 Miscellaneous Income                                          493,502               98,373               1,909
                                                               ---                   ---                  ---
  Total Income                                                 11,177,671            10,319,033           9,516,765
                                                               ---                   ---                  ---
 Benefits Paid                                                 10,132,212            9,346,769            7,273,337
 Federal Income Tax Payments (Recoveries)                      71,171                (103,806)            71,607
 Net Transfers (from) to Separate Accounts                     (204,517)             (188,413)            1,240,273
 Other Expenses                                                332,141               1,011,284            826,693
                                                               ---                   ---                  ---
  Total Benefits and Expenses                                  10,331,007            10,065,834           9,411,910
                                                               ---                   ---                  ---
                    NET CASH PROVIDED BY OPERATING ACTIVITIES  846,664               253,199              104,855
                                                               ---                   ---                  ---
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                         1,526,875             1,959,478            2,572,479
 Common and Preferred Stocks                                   149,356               24,070                --
 Mortgage Loans                                                63,357                8,746                11,039
 Other                                                         (32,175)              (16,109)             50,196
                                                               ---                   ---                  ---
  Total Investment Proceeds                                    1,707,413             1,976,185            2,633,714
                                                               ---                   ---                  ---
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         2,269,295             1,682,961            2,708,647
 Common and Preferred Stocks                                   214,967               140,727              13,467
 Mortgage Loans                                                253,365               70,991               40,175
 Real Estate                                                   2,781                 1,125                116
 Other                                                         384,420               109,533              134,301
                                                               ---                   ---                  ---
  Total Investments Acquired                                   3,124,828             2,005,337            2,896,706
                                                               ---                   ---                  ---
 Net Increase in Policy Loans                                  19,142                720                  13,391
                                                               ---                   ---                  ---
                       NET CASH USED FOR INVESTING ACTIVITIES  (1,436,557)           (29,872)             (276,383)
                                                               ---                   ---                  ---
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                          100,000                --                   --
 Dividends to Stockholder                                      (57,726)              (115,000)             --
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                   646,001                --                   --
 Net Other Cash (Used) Provided                                (747)                 13,463               85,968
                                                               ---                   ---                  ---
                NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                     MISCELLANEOUS ACTIVITIES  687,528               (101,537)            85,968
                                                               ---                   ---                  ---
 Net Increase (Decrease) in Cash and Short-Term Investments    97,635                121,790              (85,560)
 Cash and Short-Term Investments, Beginning of Year            467,648               345,858              431,418
                                                               ---                   ---                  ---
                 CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $565,283              $467,648             $345,858
                                                               ---                   ---                  ---
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                       6,916                 5,070                 --
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                      149,274                --                   --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net Income                                                             $348,883            $312,900            $288,133
Deferral and amortization of policy acquisition costs, net                  (583,420)            (69,341)           (252,771)
Change in unearned revenue reserve                                           205,884             120,820             120,513
Deferred taxes                                                                76,671             (57,573)            (63,142)
Separate account expense allowance                                           382,281             143,649              25,180
Benefit reserve adjustment                                                  (328,431)            (91,421)             73,673
Prepaid reinsurance adjustment                                                 3,703                 615              (1,861)
Sales inducements                                                            (30,167)            (21,576)            (32,256)
Derivatives                                                                  263,627              60,110            (211,904)
Other, net                                                                   (54,515)            (59,472)            273,527
                                                                       -------------       -------------       -------------
                                                 STATUTORY NET INCOME       $284,516            $338,711            $219,092
                                                                       -------------       -------------       -------------
GAAP Stockholder's Equity                                                 $4,153,194          $3,916,947          $3,672,466
Deferred policy acquisition costs                                         (5,187,834)         (4,583,199)         (4,508,206)
Unearned revenue reserve                                                     861,421             648,448             524,372
Deferred taxes                                                               475,659             383,837             383,486
Separate account expense allowance                                         2,473,554           2,089,536           1,946,328
Unrealized gains on investments                                               56,340            (117,113)            (46,341)
Benefit reserve adjustment                                                   (44,469)           (274,921)            (46,363)
Asset valuation reserve                                                      (46,855)            (41,544)            (34,749)
Interest maintenance reserve                                                      --                  --             (17,845)
Prepaid reinsurance premium                                                  (40,877)            (33,931)            (27,377)
Goodwill                                                                    (170,100)           (170,100)           (170,100)
Reinsurance ceded                                                               (569)           (200,371)           (200,192)
Other, net                                                                    27,124              50,090              14,787
                                                                       -------------       -------------       -------------
                                        STATUTORY CAPITAL AND SURPLUS     $2,556,588          $1,667,679          $1,490,266
                                                                       -------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2007 and 2006, the Company had $10,136,370 and $8,037,610,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2007 and 2006 totaled $31,284 and $22,702, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2007 (including general and separate account liabilities) are as follows

                                                                       % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:                   AMOUNT         TOTAL
--------------------------------------------------------------------------------
With market value adjustment:
 In a lump sum reflecting changes in interest
  rates or asset values                                    $1,367      0.00%
 In installments over 5 years or more, with or
  w/o reduction in interest rates                              --      0.00%
At book value, less current surrender charge of
 5% or more                                               783,940      1.01%
At market value                                        74,427,327     95.67%
                                                   --------------  --------
         TOTAL WITH ADJUSTMENT OR AT MARKET VALUE      75,212,634     96.68%
                                                   --------------  --------
At book value without adjustment (minimal or no
 charge or adjustment):
 In a lump sum without adjustment                         315,526      0.41%
 Installments over less than 5 years                           --      0.00%
 In a lump sum subject to a fixed surrender
  charge of less than 5%                                1,918,148      2.47%
 In a lump sum subject to a surrender charge                   --      0.00%
 All others                                                    --      0.00%
Not subject to discretionary withdrawal                   346,876      0.45%
                                                   --------------  --------
                                     TOTAL, GROSS      77,793,184    100.00%
Reinsurance ceded                                              --      0.00%
                                                   --------------  --------
                                       TOTAL, NET    $ 77,793,184    100.00%
                                                   --------------  --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)             $3,167,850
 Exhibit 5, Supplementary Contract Section, Total
  (net)                                                     5,215
 Exhibit 7, Deposit-Type Contracts Section,
  Column 1, Line 14                                        73,736
                                                   --------------
 Subtotal                                               3,246,802
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                     74,546,383
 Exhibit 3, Column 2, Line 0399999                             --
 Policyholder dividend and coupon accumulations                --
 Policyholder premiums                                         --
 Guaranteed interest contracts                                 --
 Other contract deposit funds                                  --

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2007 and 2006.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $46,855 and $41,544 as of December 31, 2007, 2006 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2007 and 2006 were $(10,988), and $(525) respectively. The 2007 and 2006 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital losses captured in the IMR, net of taxes, in 2007, 2006 and 2005 were $(10,549), $(15,707) and $(2,530), respectively. The amount of (expense) or income amortized from the IMR net of taxes in 2007, 2006 and 2005 included in the Company's Statements of Operations, was $(86), $2,664 and $7,879, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $560, $0 and $2,219 for the years ended December 31, 2007, 2006 and 2005. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $1,664, $0 and $0 for the years ended December 31, 2007, 2006 and 2005, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2007, 2006 and 2005, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as being held for hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as an asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the Statement of Admitted Assets, Liabilities and Surplus at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 97 -- INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                               2007         2006        2005
--------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                   $335,302    $306,123     $301,532
Interest income from policy loans                21,532      21,199       22,418
Interest income from mortgage loans              17,414       9,591        4,933
Interest and dividends from other
 investments                                      9,101       9,577        4,968
                                            -----------  ----------  -----------
Gross investment income                         383,349     346,490      333,851
Less: investment expenses                        34,912       7,143        6,923
                                            -----------  ----------  -----------
                     NET INVESTMENT INCOME     $348,437    $339,347     $326,928
                                            -----------  ----------  -----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS

                                 2007             2006             2005
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                            $86,420         $95,839          $108,881
Gross unrealized capital
 losses                          (152,307)        (62,923)          (67,624)
                              -----------       ---------       -----------
Net unrealized capital
 (losses) gains                   (65,887)         32,916            41,257
Balance, beginning of year         32,916          41,257           221,650
                              -----------       ---------       -----------
    CHANGE IN NET UNREALIZED
     CAPITAL LOSSES ON BONDS
  AND SHORT-TERM INVESTMENTS     $(98,803)        $(8,341)        $(180,393)
                              -----------       ---------       -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                    2007            2006            2005
--------------------------------------------------------------------------------
Gross unrealized capital gains       $1,751          $3,778          $1,002
Gross unrealized capital losses     (56,041)        (36,376)        (31,971)
                                  ---------       ---------       ---------
Net unrealized capital losses       (54,290)        (32,598)        (30,969)
Balance, beginning of year          (32,598)        (30,969)        (30,975)
                                  ---------       ---------       ---------
CHANGE IN NET UNREALIZED CAPITAL
 (LOSSES) GAINS ON COMMON STOCKS
            AND PREFERRED STOCKS   $(21,692)        $(1,629)             $6
                                  ---------       ---------       ---------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                     2007            2006            2005
--------------------------------------------------------------------------------
Bonds and short-term investments    $(13,496)       $(19,176)         $(912)
Common stocks                            (11)             43             --
Preferred stocks                      (2,546)           (502)            --
Other invested assets                (72,007)        (40,976)        (7,003)
                                   ---------       ---------       --------
Realized capital losses              (88,060)        (60,611)        (7,915)
Capital gains tax benefit              4,248          (4,248)        (5,439)
                                   ---------       ---------       --------
Net realized capital losses,
 after tax                           (92,308)        (56,363)        (2,476)
Less: amounts transferred to IMR     (10,549)        (15,707)        (2,530)
                                   ---------       ---------       --------
    NET REALIZED CAPITAL (LOSSES)
                 GAINS, AFTER TAX   $(81,759)       $(40,665)           $54
                                   ---------       ---------       --------

For the years ended December 31, 2007, 2006 and 2005, sales of unaffiliated bonds and short-term investments resulted in proceeds of $1,478,584, $1,771,232 and $2,440,767, gross realized capital gains of $13,287, $9,836 and $18,351, and gross realized capital losses of $26,224, $29,012 and $19,087 respectively, before transfers to the IMR.

For the years ended December 31, 2007, 2006 and 2005, sales of common and preferred stocks resulted in proceeds of $149,356, $24,070 and $0, gross realized capital gains of $62, $43 and $0, and gross realized capital losses of $955, $502 and $0, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price, credit spread including issuer default, equity market, or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Interest rate swaps, index and total return swaps, and volatility swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using the agreed upon rates, indices, or other financial variables, and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, in return for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value and carrying value of derivative instruments used during the year are disclosed in the strategy discussion below. During the years 2007 and 2006, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments held at December 31, 2007 and 2006, were $17,006,125 and $8,246,014, respectively. The fair value of derivative instruments is based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The fair value of derivative instruments held at December 31, 2007 and 2006, were $472,283 and $212,798, respectively. As of December 31, 2007 and 2006, the average fair value for derivatives held for other investment and/or risk management activities was $314,434 and $169,198, respectively. As of December 31, 2007 and 2006, the carrying value of derivative instruments was $466,251 and $235,338, respectively. During the reporting period, the Company did not have any gains or losses recognized in unrealized gains or losses due to either a component of derivative gains or losses excluded from hedge effectiveness or due to derivatives no longer qualifying for hedge accounting.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rate cash flows. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2007 and 2006, interest rate swaps used in cash flow hedge relationships had a notional value of $150,000 and $195,000, respectively, a fair value of $(341) and $(2,860), respectively, and a carrying value of $0.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2007 and 2006, foreign currency swaps used in cash flow hedge relationships had a notional value of $192,393 and $159,723, respectively, a fair value of $(23,535) and $(19,605), respectively, and a carrying value of $(29,875) and $0, respectively.

REPLICATION TRANSACTIONS

Credit Default Swaps: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2007 and 2006, of $7,500, a fair value of $33 and $(75), respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2007 and 2006, interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $580,767 and $1,054,077, respectively, a fair value of $2,435 and $2,594, respectively, and a carrying value of $2,435 and $2,594, respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a loss of $(6,239) and $(235), respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index, or asset pool. As of December 31, 2007 and 2006, credit default swaps had a notional value of $447,700 and $88,000, respectively, a fair value of $3,597 and $(379), respectively, and a carrying value of $3,597 and $(379), respectively. For the years ended December 31, 2007, 2006 and 2005, credit derivatives reported a gain of $1,453, a loss of $(19) and a gain of $641, respectively, in realized capital gains and losses.

Futures contracts, equity index options, total return index, and interest rate swap contracts: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Australasia, and Far East ("EAFE") and equity volatility and dividend swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. In 2007, the Company entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2007 and 2006, derivative contracts in this strategy had a notional value of $14,946,569 and $5,708,864, respectively, a fair value of $495,575 and $235,076, respectively, and a carrying value of $495,575 and $235,076, respectively. For the years ended December 31, 2007, 2006 and 2005, derivative contracts in this strategy reported a loss of $(48,528), $(25,898) and $(753), respectively, in realized capital gains and losses.

Interest rate swaps: The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, interest rate swaps are used to manage duration risk between assets and liabilities. As of December 31, 2007 and 2006, interest rate swaps had a notional value of $636,500 and $616,500, respectively, a fair value of $(1,777) and $(2,941), respectively, and a carrying value of $(1,777) and $(2,941), respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a gain of $447 and $772, respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Equity index options: The Company purchases S&P 500 options contracts to economically hedge the statutory reserve impact due to a decline in the equity markets. As of December 31, 2007 and 2006, derivative contracts in this strategy had a notional value $0 and $375,850, respectively, a fair value of $0 and $1,271, respectively, and a carrying value of $0 and $1,271, respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a loss of $(16,876) and $(6,573), respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Foreign currency swaps: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2007 and 2006, foreign currency swaps had a notional value of $44,196 and $40,000, respectively, a fair value of $(3,756) and $(283), respectively, and a carrying value of $(3,756) and $(283), respectively. For the years ended December 31, 2007, 2006 and 2005, derivative contracts in this strategy reported a gain of $559, a loss of $(805) and $(1,788), respectively, in realized capital gains and losses.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2007 and 2006, the warrants had a notional value of $500, a fair value of $52 and $0, respectively, and a carrying value of $52 and $0, respectively. There were no realized gains and losses during the years 2007, 2006 and 2005.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10,000. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's capital and surplus other than U.S. government, certain U.S. government agencies and short term investment pool as of December 31, 2007 and 2006.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                             $21,766                 $489                    $ --             $22,255
 -- Guaranteed and sponsored -- asset-backed             610,221                8,476                  (3,611)            615,086
States, municipalities and political subdivisions         36,155                   --                  (1,693)             34,462
International governments                                 16,739                  439                    (102)             17,076
Public utilities                                         467,158                3,364                 (11,666)            458,856
All other corporate -- excluding asset-backed          2,156,711               47,235                 (40,854)          2,163,092
All other corporate -- asset-backed                    2,296,880               26,417                 (94,381)          2,228,916
Short-term investments                                   476,505                   --                      --             476,505
                                                   -------------            ---------            ------------       -------------
           TOTAL BONDS AND SHORT-TERM INVESTMENTS     $6,082,135              $86,420               $(152,307)         $6,016,248
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                                           UNREALIZED             UNREALIZED            FAIR
                                                       COST                   GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                              $6,662               $1,425                     $(3)             $8,084
Common stock -- affiliated                                36,884                   --                 (30,221)              6,663
                                                   -------------            ---------            ------------       -------------
                              TOTAL COMMON STOCKS        $43,546               $1,425                $(30,224)            $14,747
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                         $301,811                 $326                $(25,817)           $276,320
                                                   -------------            ---------            ------------       -------------
                           TOTAL PREFERRED STOCKS       $301,811                 $326                $(25,817)           $276,320
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                             $24,639                   $2                   $(172)            $24,469
 -- Guaranteed and sponsored -- asset-backed             669,419                5,876                  (7,797)            667,498
States, municipalities and political subdivisions         36,164                   --                  (1,267)             34,897
International governments                                 37,345                1,704                    (447)             38,602
Public utilities                                         450,849                7,852                  (8,749)            449,952
All other corporate -- excluding asset-backed          2,118,796               56,768                 (29,167)          2,146,397
All other corporate -- asset-backed                    1,672,157               23,637                 (15,324)          1,680,470
Short-term investments                                   395,954                   --                      --             395,954
Parents, subsidiaries and affiliates                      27,225                   --                      --              27,225
                                                   -------------            ---------            ------------       -------------
           TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,432,548              $95,839                $(62,923)         $5,465,464
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                                           UNREALIZED             UNREALIZED            FAIR
                                                       COST                   GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                              $5,922               $1,448                     $(9)             $7,361
Common stock -- affiliated                                36,884                   --                 (31,069)              5,815
                                                   -------------            ---------            ------------       -------------
                              TOTAL COMMON STOCKS        $42,806               $1,448                $(31,078)            $13,176
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                         $232,674               $2,330                 $(5,298  )         $229,706
                                                   -------------            ---------            ------------  ---  -------------
                           TOTAL PREFERRED STOCKS       $232,674               $2,330                 $(5,298  )         $229,706
                                                   -------------            ---------            ------------  ---  -------------

The statement value and estimated fair value of bonds at December 31, 2007 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                       STATEMENT     ESTIMATED
                                                         VALUE       FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                                   $794,682      $790,941
Due after one year through five years                    1,960,800     1,937,752
Due after five years through ten years                   2,005,158     1,981,594
Due after ten years                                      1,321,495     1,305,961
                                                      ------------  ------------
                                               TOTAL    $6,082,135    $6,016,248
                                                      ------------  ------------

At December 31, 2007 and 2006, securities with a statement value of $3,805 and $3,509, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 9.38% and 5.26% during 2007 and 2006. During 2007 and 2006, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2007 and 2006, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2007 and 2006, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2007 and 2006.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2007, 2006 and 2005.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                              2007                             2006
                                                                  STATEMENT          ESTIMATED     STATEMENT          ESTIMATED
                                                                    VALUE            FAIR VALUE      VALUE            FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                                  $6,082,135          6,016,248    $5,432,548          5,465,464
 Preferred stocks                                                     301,811            276,320       232,674            229,706
 Common stocks                                                         14,747             14,747        13,176             13,176
 Mortgage loans                                                       350,528            351,604       160,595            159,537
 Derivative related assets (1)                                        473,685            479,381       244,422            244,422
 Policy loans                                                         343,773            343,773       324,631            324,631
 Other invested assets                                                183,719            183,719        26,759             26,759
LIABILITIES
 Liability for deposit type contracts                                 $73,736            $73,736       $80,785            $80,785
 Derivative related liabilities (1)                                     7,434              6,790         9,084              9,084
                                                                 ------------       ------------  ------------       ------------

(1) Included derivatives held for other investment and risk management activities as of December 31, 2007 and 2006, with a fair value asset position of $490,565 and $244,422, respectively, and a liability position of $5,561 and $9,084, respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2007 and 2006. These derivatives are not reported on the balance sheet and have a fair value as of December 31, 2007 and 2006, of $(308) and ($22,540), respectively.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's investment portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2007 and 2006, the statement value of the loaned securities was approximately $388,666 and $75,823, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $489, $192 and $159 for the years ended December 31, 2007, 2006 and 2005, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2007 and 2006, collateral pledged of $10,939 and $7,889, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2007 and 2006, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $799,664 and $217,287, respectively. At December 31, 2007 and 2006, cash collateral of $667,016 and $172,047, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2007 and 2006. As of December 31, 2007 and 2006, all collateral accepted was held in separate custodial accounts.

(1) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2007 and 2006.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007:

                                       LESS THAN 12 MONTHS                        12 MONTHS OR MORE
                           AMORTIZED          FAIR          UNREALIZED        AMORTIZED          FAIR
                             COST             VALUE           LOSSES            COST             VALUE
---------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored               $ --                    $ --             $ --             $110             $110
 -- guaranteed &
  sponsored - -
   asset-backed                44,618           44,107             (511)         190,627          187,527
States, municipalities &
 political subdivisions        35,000           33,354           (1,646)           1,155            1,108
International
 Governments                       --               --               --           14,074           13,972
Public utilities              172,959          166,639           (6,320)         111,623          106,277
All other corporate
 including international      627,727          609,966          (17,761)         477,236          454,143
All other
 corporate-asset-backed     1,053,508          974,477          (79,031)         475,498          460,148
                          -----------      -----------      -----------      -----------      -----------
  TOTAL FIXED MATURITIES    1,933,812        1,828,543         (105,269)       1,270,323        1,223,285
Common stock --
 unaffiliated                      --               --               --                3               --
Common stock --
 affiliated                        --               --               --           36,884            6,663
Preferred stock --
 unaffiliated                 207,806          188,684          (19,122)          69,480           62,785
                          -----------      -----------      -----------      -----------      -----------
            TOTAL EQUITY      207,806          188,684          (19,122)         106,367           69,448
                          -----------      -----------      -----------      -----------      -----------
        TOTAL SECURITIES   $2,141,618       $2,017,227        $(124,391)      $1,376,690       $1,292,733
                          -----------      -----------      -----------      -----------      -----------

                            12 MONTHS OR MORE                         TOTAL
                                  UNREALIZED       AMORTIZED          FAIR          UNREALIZED
                                    LOSSES           COST             VALUE           LOSSES
------------------------  -------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                             $ --             $110             $110             $ --
 -- guaranteed &
  sponsored - -
   asset-backed                       (3,100)         235,245          231,634           (3,611)
States, municipalities &
 political subdivisions                  (47)          36,155           34,462           (1,693)
International
 Governments                            (102)          14,074           13,972             (102)
Public utilities                      (5,346)         284,582          272,916          (11,666)
All other corporate
 including international             (23,093)       1,104,963        1,064,109          (40,854)
All other
 corporate-asset-backed              (15,350)       1,529,006        1,434,625          (94,381)
                                  ----------      -----------      -----------      -----------
  TOTAL FIXED MATURITIES             (47,038)       3,204,135        3,051,828         (152,307)
Common stock --
 unaffiliated                             (3)               3               --               (3)
Common stock --
 affiliated                          (30,221)          36,884            6,663          (30,221)
Preferred stock --
 unaffiliated                         (6,695)         277,286          251,469          (25,817)
                                  ----------      -----------      -----------      -----------
            TOTAL EQUITY             (36,919)         314,173          258,132          (56,041)
                                  ----------      -----------      -----------      -----------
        TOTAL SECURITIES            $(83,957)      $3,518,308       $3,309,960        $(208,348)
                                  ----------      -----------      -----------      -----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2007, fixed maturities, comprised of approximately 590 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The remaining 14% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than twelve months. There were no fixed maturities or equity securities as of December 31, 2007, with a fair value less than 80% of the security's amortized cost for more than six continuous months other than certain asset backed securities ("ABS") and collateralized mortgage backed securities ("CMBS") accounted for under SSAP No. 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than-temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 245 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 85% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 75% had a credit rating of BBB or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 350 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the industrial and financial services sector and ABS. The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the results of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. However, commercial real estate fundamentals still appear strong with delinquencies, defaults and losses holding to relatively low levels. Substantially all of these securities are investment grade securities with an average price of 95% of amortized cost as of December 31, 2007. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements and changes in interest rates. Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade with an average price of 95% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                          LESS THAN 12 MONTHS                          12 MONTHS OR MORE
                           AMORTIZED          FAIR              UNREALIZED       AMORTIZED          FAIR
                             COST             VALUE               LOSSES           COST             VALUE
----------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                    $7,988           $7,967                $(21)         $11,657          $11,506
 -- guaranteed &
  sponsored --  asset-
  backed                       57,489           56,968                (521)         302,471          295,195
States, municipalities &
 political subdivisions        26,164           25,591                (573)          10,000            9,306
International
 Governments                       --               --                  --           14,663           14,216
Public utilities               99,646           98,353              (1,293)         171,165          163,709
All other corporate
 including international      465,006          459,063              (5,943)         671,415          648,191
All other corporate --
 asset-backed                 317,346          314,913              (2,433)         561,586          548,695
                          -----------      -----------          ----------      -----------      -----------
  TOTAL FIXED MATURITIES      973,639          962,855             (10,784)       1,742,957        1,690,818
Common stock --
  unaffiliated                     --               --                  --              516              507
Common stock --
 affiliated                        --               --                  --           36,884            5,815
Preferred stock --
  unaffiliated                 83,674           82,501              (1,173)          99,048           94,923
                          -----------      -----------          ----------      -----------      -----------
            TOTAL EQUITY       83,674           82,501              (1,173)         136,448          101,245
                          -----------      -----------          ----------      -----------      -----------
        TOTAL SECURITIES   $1,057,313       $1,045,356            $(11,957)      $1,879,405       $1,792,063
                          -----------      -----------          ----------      -----------      -----------

                          12 MONTHS OR MORE                              TOTAL
                              UNREALIZED        AMORTIZED            FAIR                UNREALIZED
                                LOSSES            COST               VALUE                 LOSSES
------------------------  -------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                        $(151)           $19,645            $19,473                  $(172)
 -- guaranteed &
  sponsored --  asset-
  backed                          (7,276)           359,960            352,163                 (7,797)
States, municipalities &
 political subdivisions             (694)            36,164             34,897                 (1,267)
International
 Governments                        (447)            14,663             14,216                   (447)
Public utilities                  (7,456)           270,811            262,062                 (8,749)
All other corporate
 including international         (23,224)         1,136,421          1,107,254                (29,167)
All other corporate --
 asset-backed                    (12,891)           878,932            863,608                (15,324)
                              ----------      -------------      -------------          -------------
  TOTAL FIXED MATURITIES         (52,139)         2,716,596          2,653,673                (62,923)
Common stock --
  unaffiliated                        (9)               516                507                     (9)
Common stock --
 affiliated                      (31,069)            36,884              5,815                (31,069)
Preferred stock --
  unaffiliated                    (4,125)           182,722            177,424                 (5,298)
                              ----------      -------------      -------------          -------------
            TOTAL EQUITY         (35,203)           220,122            183,746                (36,376)
                              ----------      -------------      -------------          -------------
        TOTAL SECURITIES        $(87,342)        $2,936,718         $2,837,419               $(99,299)
                              ----------      -------------      -------------          -------------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2006, fixed maturities represented approximately 63% of the Company's total unrealized loss amount which was comprised of approximately 590 different securities. Approximately 90% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $2,359.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 190 securities of which 96%, or $10,407, were comprised of securities with fair value to amortized cost ratios at or greater than 85%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 400 securities. Of the twelve months or more unrealized loss amount 91%, or $47,628, was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                                  2007              2006
--------------------------------------------------------------------------------
Total of all deferred tax assets (admitted
 and non-admitted)                                $610,815         $598,106
Total of all deferred tax liabilities             (116,655)         (44,644)
                                              ------------       ----------
Net deferred assets (admitted and
 non-admitted)                                     494,160          553,462
Net admitted deferred assets                       145,516           91,537
                                              ------------       ----------
Total deferred tax assets non-admitted            $348,644         $461,925
Increase in deferred taxes non-admitted          $(113,281)         $46,114
                                              ------------       ----------

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                         2007       2006            2005
--------------------------------------------------------------------------------
Federal                                  $88,449    $31,961         $42,463
Federal income tax on capital gains        4,248     (4,248)         (5,439)
                                       ---------  ---------       ---------
        CURRENT INCOME TAXES INCURRED    $92,697    $27,713         $37,024
                                       ---------  ---------       ---------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                        2007         2006         CHANGE
--------------------------------------------------------------------------------
Reserves                                 $25,989      $50,141      $(24,152)
Tax DAC                                  283,943      266,428        17,515
Unrealized Losses                         54,684       28,465        26,219
Bonds and Other Investments               53,588       30,220        23,368
Minimum Tax Credit/Foreign Tax
 Credits                                 164,056      184,765       (20,709)
Other                                     28,555       38,087        (9,532)
                                     -----------  -----------  ------------
          TOTAL DEFERRED TAX ASSETS     $610,815     $598,106       $12,709
                                     -----------  -----------  ------------
   DEFERRED TAX ASSETS NON-ADMITTED     $348,644     $461,925     $(113,281)
                                     -----------  -----------  ------------

Deferred tax liabilities resulting from book/tax difference:

                                 2007              2006            CHANGE
--------------------------------------------------------------------------------
Bonds and Other Investments          $ --         $(21,397)         $21,397
Accrued Deferred
 Compensation                      (2,153)          (4,627)           2,474
Reserves                          (87,097)              --          (87,097)
Deferred and Uncollected          (19,853)         (17,661)          (2,192)
Other                              (7,552)            (959)          (6,593)
                             ------------       ----------       ----------
         TOTAL DEFERRED TAX
                LIABILITIES     $(116,655)        $(44,644)        $(72,011)
                             ------------       ----------       ----------
TOTAL ADMITTED DEFERRED TAX
                     ASSETS      $145,516          $91,537          $53,979
                             ------------       ----------       ----------

                                  2007              2006           CHANGE
--------------------------------------------------------------------------------
Total deferred tax assets         $610,815         $598,106         $12,709
Total deferred tax
 liabilities                      (116,655)         (44,644)        (72,011)
                               -----------       ----------       ---------
Net deferred tax asset
 (liability)                      $494,160         $553,462        $(59,302)
Adjust for stock compensation
 transfer                                                             2,630
Adjust for change in deferred
 tax on unrealized gains
 (losses)                                                           (26,219)
                                                                  ---------
Adjustment change in net
 deferred income tax                                               $(82,891)
                                                                  ---------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax Expense for the following reasons:

                                             EFFECTIVE                            EFFECTIVE                            EFFECTIVE
                           2007               TAX RATE         2006               TAX RATE          2005               TAX RATE
------------------------------------------------------------------------------------------------------------------------------------
Tax provision at
 statutory rate            $132,025              35.0%         $128,249              35.0%           $89,641              35.0%
Tax preferred
 investments               (100,000)            (26.5)%        (107,070)            (29.2)%         (114,783)            (44.8)%
IMR adjustment               (3,662)             (1.0)%          (6,430)             (1.8)%           (3,643)             (1.4)%
Gain on reinsurance
 booked to surplus           68,051              18.0%               --                --                 --                --
Correction of deferred
 balances                     8,698               2.3%               --                --                 --                --
2005 Tax Return true
 up adjustment                   --                --            (3,636)             (1.0)%               --                --
Foreign Tax Credits         (12,692)             (3.3)%         (11,157)             (3.0)%               --                --
Change in basis of
 reserves booked to
 surplus                     82,901              22.0%               --                --                 --                --
Other                           267               0.1%           (2,719)             (0.7)%           (1,526)             (0.6)%
                        -----------            ------       -----------            ------        -----------            ------
                 TOTAL     $175,588              46.6%          $(2,763)             (0.7)%         $(30,311)            (11.8)%
                        -----------            ------       -----------            ------        -----------            ------

                                              EFFECTIVE                         EFFECTIVE                           EFFECTIVE
                                 2007         TAX RATE         2006              TAX RATE         2005              TAX RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                     $92,697        24.6%         $27,713              6.8%          $37,025              14.4%
Adjusted change in net
 deferred income taxes             82,891        22.0%         (30,476)            (7.5)%         (67,336)            (26.2)%
                              -----------       -----       ----------            -----        ----------            ------
TOTAL STATUTORY INCOME TAXES     $175,588        46.6%         $(2,763)            (0.7)%        $(30,311)            (11.8)%
                              -----------       -----       ----------            -----        ----------            ------

(e) As of December 31, 2007, the Company had no operating loss carry forward and no foreign tax credit carryforward.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2007                                        $66,530
2006                                        $61,303
2005                                        $41,532

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent the losses provide a benefit in the consolidated return. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $248,182 in 2007, an increase of $7,492 from the 2006 balance of $240,690. The total amount of reinsurance credits taken for this agreement is $381,819 in 2007, an increase of $11,527 from the 2006 balance of $370,292.

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefits ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company.

In connection with the Reinsurance Agreement, the Company collected premiums of $47,999 as of December 31, 2007, and $5,313, net of the recaptured premiums, as of December 31, 2006 and holds reserves of $66,677 and $28,863 at December 31, 2007 and 2006, respectively.

Effective September 30, 2007, the Company entered into another reinsurance agreement where HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. In connection with this agreement, the Company collected premiums of $8,416 as of December 31, 2007 and holds reserves of $8,429 at December 31, 2007.

The amount of reinsurance recoverables from reinsurers was $27,577 and $11,213 at December 31, 2007 and 2006, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and
 Accident and Health Policies                                         $6,974,834    $1,050,543    $(2,049,303)         $5,976,074
Policy and Contract Claim Liabilities                                    $47,256       $14,423       $(30,399)            $31,281
Premium and Annuity Considerations                                   $11,045,000      $241,808      $(973,307)        $10,313,501
Death, Annuity, Disability and Other Benefits                           $334,482      $115,945      $(101,185)           $349,242
Surrenders and Other Fund Withdrawals                                $10,633,115      $624,725    $(1,729,032)         $9,528,808

                                                                       DIRECT        ASSUMED         CEDED               NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and Accident and Health Policies           $6,189,958    $1,385,824    $(1,152,935)        $6,422,847
Policy and Contract Claim Liabilities                                     $51,900       $13,508       $(32,773)           $32,635
Premium and Annuity Considerations                                     $9,936,139      $210,011      $(303,845)        $9,842,305
Death, Annuity, Disability and Other Benefits                            $275,788      $106,626       $(83,321)          $299,093
Surrenders and Other Fund Withdrawals                                 $10,086,669      $673,938    $(1,706,377)        $9,054,230

                                                                        DIRECT       ASSUMED         CEDED               NET
---------------------------------------------------------------------------------------------------------------------------------
2005
Aggregate Reserves for Life and
 Accident and Health Policies                                          $5,709,495    $1,474,084    $(1,033,127)        $6,150,452
Policy and Contract Claim Liabilities                                     $21,717        $9,087        $(5,885)           $24,919
Premium and Annuity Considerations                                     $9,133,178      $270,423      $(251,264)        $9,152,337
Death, Annuity, Disability and Other Benefits                            $214,103      $115,716       $(49,707)          $280,112
Surrenders and Other Fund Withdrawals                                  $7,991,353      $624,025    $(1,640,814)        $6,974,564

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2007
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,418               $3,775
Ordinary Renewal                                45,181               52,893
Group Life                                          30                   56
                                             ---------            ---------
                                      TOTAL    $48,629              $56,724
                                             ---------            ---------

                                                            2006
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,060               $4,785
Ordinary Renewal                                38,012               45,615
Group Life                                          32                   60
                                             ---------            ---------
                                      TOTAL    $42,104              $50,460
                                             ---------            ---------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd. The HL Investment Advisors, Inc. bond was sold in December 2007.

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement is $194,430 and is identified separately on the Admitted Assets, Liabilities and Surplus statement. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

At December 31, 2007 and 2006, the Company reported $32,272 and $10,339, respectively, as a receivable from and $41,011 and $30,498, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $12,807, $10,717 and $8,226 for 2007, 2006 and 2005, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2007, 2006 or 2005.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2007 and 2006 and 2005 was $5,528 and $4,113 and $3,326,
respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2007 and 2006, dividends of $207,000 and $115,000, respectively, were paid. In 2005, no dividends were paid or declared. The amount available for dividends in 2008 is approximately $366,275.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $114,240.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $81,072,392 and $76,317,895 as of December 31, 2007 and 2006, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,542,870, $1,378,577 and $1,369,610 for the years ended December 31, 2007, 2006 and 2005, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2007 is as follows:

                                                              NONINDEXED
                                                              GUARANTEED                                NON-
                                                              LESS THAN           NONINDEXED         GUARANTEED
                                                               OR EQUAL           GUARANTEED          SEPARATE
                                                                TO 4%            MORE THAN 4%         ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits for the year ended
 2006                                                            $ --                $ --              $7,121,542      $7,121,542
2. Reserves @ year end                                             --                  --                      --              --
  I. For accounts with assets at:                                  --                  --                      --              --
      a. Market value                                              --                  --              78,639,797      78,639,797
      b. Amortized cost                                            --                  --                      --              --
                                                                 ----                ----          --------------  --------------
      c. Total reserves                                          $ --                $ --             $78,639,797     $78,639,797
                                                                 ----                ----          --------------  --------------
  II. By withdrawal characteristics:
      a. Subject to discretionary withdrawal                     $ --                $ --                    $ --            $ --
      b. With MVA adjustment                                       --                  --                      --              --
      c. @ BV without MV adjustment and with surrender
       charge of 5% or more                                        --                  --                      --              --
      d. @ Market value                                            --                  --              78,520,741      78,520,741
      e. @ BV without MV adjustment and with surrender
       charge less than 5%                                         --                  --                      --              --
                                                                 ----                ----          --------------  --------------
      f. Subtotal                                                $ --                $ --             $78,520,741     $78,520,741
      g. Not subject to discretionary withdrawal                   --                  --                 119,056         119,056
                                                                 ----                ----          --------------  --------------
      h. Total                                                   $ --                $ --             $78,639,797     $78,639,797
                                                                 ----                ----          --------------  --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $7,121,542          $6,907,635          $6,181,003
Transfer from Separate Accounts                                           (7,340,251)         (7,637,822)         (5,041,408)
                                                                       -------------       -------------       -------------
Net Transfer (from) to Separate Accounts                                    (218,708)           (730,187)          1,139,595
Internal Exchanges & Other Separate Account Activity                         (18,445)             55,063              52,973
                                                                       -------------       -------------       -------------
Transfer (from) to Separate Accounts on the Statement of Operations        $(237,153)          $(675,124)         $1,192,568
                                                                       -------------       -------------       -------------

11. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result reported reserves have been understated and surplus has been overstated. The correction related to prior years was booked directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus have been understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656. The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through the second quarter of 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $519, $308 and $1,450 in 2007, 2006 and 2005, respectively, of which $480, $279 and
$1,020 in 2007, 2006 and 2005, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,881 and $3,914 as of December 31, 2007 and 2006, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $12,104, $15,719 and $16,470 in 2007, 2006 and 2005,
respectively. Future minimum rental commitments are as follows:

2008                                7,870
2009                                5,068
2010                                3,654
2011                                2,246
Thereafter                          1,482
                                ---------
Total                             $20,320
                                ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $4,953, $4,891 and $12,860 in 2007, 2006 and
2005, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and the Company expects the audit to be concluded in early 2008. The 2004 through 2006 examination will begin in 2008. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

(E) FUNDING OBLIGATION

At December 31, 2007, the Company had an outstanding commitment totaling $16,373, of which $10,532 related to funding limited partnership investments and $5,841 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2007
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,359
 Bonds Exempt from U.S. Tax                                              45
 Other Bonds (unaffiliated)                                         311,409
 Bonds of Affiliates                                                    910
 Preferred Stocks (unaffiliated)                                     15,327
 Preferred Stocks of affiliates                                          --
 Common Stocks (unaffiliated)                                           748
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                      17,414
 Real Estate                                                          1,805
 Contract loans                                                      21,532
 Cash/short-term Investments                                         20,579
 Derivative Instruments                                             (16,152)
 Other Invested Assets                                                   --
 Aggregate Write-ins for Investment Income                            7,373
                                                              -------------
 GROSS INVESTMENT INCOME                                            383,349
 Less: Investment Expenses                                           34,912
                                                              -------------
                                       NET INVESTMENT INCOME       $348,437
                                                              -------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $27,569
                                                              -------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                     $14,319
 Residential Mortgages                                                   --
 Commercial Mortgages                                               336,209
                                        TOTAL MORTGAGE LOANS       $350,528
                                                              -------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $350,528
 Good Standing with Restructured Terms                                   --
 Interest Overdue More Than 90 Days                                      --
 Not In Foreclosure                                                      --
 Foreclosure In Process                                                  --
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                           $9,672
                                                              -------------
COLLATERAL LOANS                                                       $ --
                                                              -------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
BOOK VALUE:
 Bonds                                                                 $ --
 Preferred Stocks                                                        --
 Common Stocks                                                        6,663
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                       $794,682
 Over 1 year through 5 years                                      1,960,800
 Over 5 years through 10 years                                    2,005,158
 Over 10 years through 20 years                                     617,377
 Over 20 years                                                      704,118
                                                              -------------
                                           TOTAL BY MATURITY     $6,082,135
                                                              -------------
By Class -- Statement Value
 Class 1                                                         $4,518,111
 Class 2                                                          1,377,489
 Class 3                                                            163,975
 Class 4                                                             17,394
 Class 5                                                              4,286
 Class 6                                                                880
                                                              -------------
                                              TOTAL BY CLASS     $6,082,135
                                                              -------------

Total Publicly Traded                                                 $4,285,074
Total Privately Placed                                                 1,797,061
                                                                   -------------
                                              TOTAL BY MAJOR TYPE     $6,082,135
                                                                   -------------
INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                                    $301,811
 Common Stocks -- Market Value                                            14,747
 Short-Term Investments -- Book Value                                    476,505
 Options, Caps, and Floors Owned -- Statement Value                      404,762
 Options, Caps, and Floors Written and Inforce -- Statement Value             --
 Collar, Swap, and Forward Agreements Open -- Statement Value             61,489
 Financial Futures Contracts Open -- Current Value                       399,820
 Cash on Deposit                                                          71,359
 Cash Equivalents                                                         17,419
LIFE INSURANCE IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                             79,464,073
 Credit Life                                                                  --
 Group Life                                                              197,838
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                       $52,276
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                              5,347,444
 Credit Life                                                                  --
 Group Life                                                                5,670
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                            $1
 Income Payable                                                            3,390
Group -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Group -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $45,960
 Deferred -- Fully Paid Account Balance                               80,673,716
 Deferred -- Not Fully Paid -- Account Balance                            95,478
Group:
 Amount of Income Payable                                                    $79
 Fully Paid Account Balance                                              355,682
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Group                                                                      $ --
 Credit                                                                       --
 Ordinary                                                                  1,127
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $39,202
 Dividend Accumulations -- Account Balance                                   129

CLAIM PAYMENTS:
Group Accident & Health
 2007                                                                       $ --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 Prior                                                                        --
Other Accident & Health
 2007                                                                       $563
 2006                                                                        257
 2005                                                                        112
 2004                                                                         33
 2003                                                                        145
 Prior                                                                       766
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2007                                                                       $ --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2007
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                       ADMITTED ASSETS AS
                                                                   GROSS INVESTMENT                     REPORTED IN THE
                                                                       HOLDINGS                         ANNUAL STATEMENT
                  INVESTMENTCATEGORIES                       AMOUNT             PERCENTAGE       AMOUNT             PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------------
1. Bonds:
  1.1 U.S. treasury securities                                 $21,767               0.3           $21,767               0.3
  1.2 U.S. government agency obligations (excluding
   mortgage-backed securities):
     1.21 issued by U.S. government agencies                        --                --                --                --
     1.22 issued by U.S. government sponsored agencies              --                --                --                --
  1.3 Foreign government (including Canada, excluding            5,071               0.1             5,071               0.1
   mortgage-backed securities)
  1.4 Securities issued by states, territories and
   possessions and political subdivisions in the U.S:
     1.41 State, territories, and possessions general            1,155                --             1,155                --
      obligations
     1.42 Political subdivisions of states, territories             --                --                --                --
      & possessions & political subdivisions general
      obligations
     1.43 Revenue and assessment obligations                    35,000               0.4            35,000               0.4
     1.41 Industrial development and similar obligations            --                --                --                --
  1.5 Mortgage-backed securities (includes residential
   and commercial MBS):
     1.51 Pass-through securities:
         1.511 Issued or guaranteed by GNMA                     18,344               0.2            18,344               0.2
         1.512 Issued or guaranteed bly FNMA and FHLMC         377,186               4.8           377,186               4.8
         1.513 All other                                            --                --                --                --
     1.52 CMOs and REMICs:
         1.521 Issued or guaranteed by GNMA, FNMA, and         148,490               1.9           148,490               1.9
          FHLMC or VA
         1.522 Issued by non-U.S. Government issuers and            --                --                --                --
          collateralized by MBS issued or guaranteed by
          GNMA, FNMA, FHLMC or VA
         1.523 All other                                     2,089,693              26.7         2,089,693              26.7
2. Other debt and other fixed income securities
 (excluding short-term):
  2.1 Unaffiliated domestic securities (includes credit      1,821,585              23.2         1,821,585              23.2
   tenant loans rated by the SVO)
  2.2 Unaffiliated foreign securities                        1,087,341              13.9         1,087,341              13.9
  2.3 Affiliated securities                                         --                --                --                --
3. Equity Interests:
  3.1 Investment in mutual funds                                 8,084               0.1             8,084               0.1
  3.2 Preferred stocks:
     3.21 Affiliated                                                --                --                --                --
     3.22 Unaffiliated                                         301,811               3.9           301,811               3.9
  3.3 Publicly traded securities (excluding preferred
   stocks):
     3.31 Affiliated                                                --                --                --                --
     3.32 Unaffiliated                                              --                --                --                --
  3.4 Other equity securities:
     3.41 Affiliated                                             6,663               0.1             6,663               0.1
     3.42 Unaffiliated                                              --                --                --                --
  3.5 Other equity securities including tangible
   personal property under lease:
     3.51 Affiliated                                                --                --                --                --
     3.52 Unaffiliated                                              --                --                --                --
4. Mortgage loans:
  4.1 Construction and land development                             --                --                --                --
  4.2 Agricultural                                                  --                --                --                --
  4.3 Single family residential properties                          --                --                --                --
  4.4 Multifamily residential properties                            --                --                --                --
  4.5 Commercial loans                                         350,528               4.5           350,528               4.5
  4.6 Mezzanine real estate loans                                   --                --                --                --
5. Real estate investments
  5.1 Property occupied by company                              27,569               0.4            27,569               0.4
  5.2 Property held for production of income                        --                --                --                --
  5.3 Property held for sale                                        --                --                --                --
6. Policy Loans                                                343,773               4.4           343,773               4.4
7. Receivables for securities                                  146,476               1.9           146,476               1.9
8. Cash and short-term investments                             565,283               7.2           565,283               7.2
9. Other invested assets                                       483,357               6.2           483,357               6.2
                                                          ------------            ------       -----------            ------
10. TOTAL INVESTED ASSETS                                   $7,839,176             100.0        $7,839,176             100.0
                                                          ------------            ------       -----------            ------

                SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES

                                  Due April 1
                      For the year ended December 31, 2007
                 Of HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               Address (City, State, Zip Code): SIMSBURY CT 06089

    NAIC Group Code        0091        NAIC Company Code         71153              Employer's ID Number               39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on        $8,275,384,866
 Page 2 of this annual statement.

2.   Ten largest exposures to a single issuer/borrower/investment.

                                                                                                    4
                                                                                                PERCENTAGE
                                                             2                                   OF TOTAL
                        1                               DESCRIPTION                3             ADMITTED
                     ISSUER                             OF EXPOSURE             AMOUNT            ASSETS
---------------------------------------------------------------------------------------------------------------------------------
  2.01 SHORT TERM INVESTMENT POOL (STIP)           BOND                         $297,454,961           3.594  %
  2.02 GOLDENTREE LOAN OPPORTUNITIES               BOND                         $125,000,000           1.511  %
  2.03 JP MORGAN TREASURY PLUS                     BOND                          $79,293,511           0.958  %
  2.04 NORTHWOODS CAPITAL LTD WOODS_07-8A          BOND                          $75,000,000           0.906  %
  2.05 BANK OF NEW YORK CASH RESERVE ACCT          BOND                          $62,599,084           0.756  %
  2.06 HTFD REGENCY CENTERS FIXED LIFE             MORTGAGE LOAN                 $60,000,000           0.725  %
  2.07 UNION PACIFIC CORPORATION                   BOND                          $60,000,000           0.725  %
  2.08 HUTCHISON WHAMPOA LIMITED                   BOND                          $56,650,421           0.685  %
  2.09 CBS CORP                                    BOND                          $55,160,453           0.667  %
  2.10 PARCS LTD                                   BOND                          $49,825,283           0.602  %

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

BONDS                                                                  1                           2
---------------------------------------------------------------------------------------------------------------------------------
  3.01 NAIC-1                                                                $4,518,110,874          54.597  %
  3.02 NAIC-2                                                                $1,377,489,022          16.646  %
  3.03 NAIC-3                                                                  $163,975,331           1.981  %
  3.04 NAIC-4                                                                   $17,394,081           0.210  %
  3.05 NAIC-5                                                                    $4,285,823           0.052  %
  3.06 NAIC-6                                                                      $880,000           0.011  %

PREFERRED STOCKS                                                       3                           4
---------------------------------------------------------------------------------------------------------------------------------
  3.07 P/RP-1                                                                  $147,902,029           1.787  %
  3.08 P/RP-2                                                                  $122,237,327           1.477  %
  3.09 P/RP-3                                                                   $31,362,160           0.379  %
  3.10 P/RP-4                                                                             $           0.000  %
  3.11 P/RP-5                                                                      $309,220           0.004  %
  3.12 P/RP-6                                                                             $           0.000  %

4.   Assets held in foreign investments:

  4.01 Are assets held in foreign                             Yes / / No x
   investments less than 2.5% of the
   reporting entity's total admitted
   assets?
  4.02 Total admitted assets held in         $1,074,069,210          12.979%
   foreign investments
  4.03 Foreign-currency-denominated            $248,406,483           3.002%
   investments
  4.04 Insurance liabilities denominated                  $           0.000%
   in that same foreign currency
  If response to 4.01 above is yes,
   responses are not required for
   interrogatories 5-10.

5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                       1                           2
---------------------------------------------------------------------------------------------------------------------------------
  5.01 Countries rated NAIC-1                                                $1,074,069,210          12.979%
  5.02 Countries rated NAIC-2                                                             $           0.000%
  5.03 Countries rated NAIC-3 or below                                                    $           0.000%

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                          1                           2
                                                       ---------------------------------------  --------------
     Countries rated NAIC-1:
  6.01 Country: CAYMAN ISLANDS                                                    $289,516,077           3.499%
  6.02 Country: UNITED KINGDOM                                                    $168,863,880           2.041%
     Countries rated NAIC-2:
  6.03 Country:                                                                              $           0.000%
  6.04 Country:                                                                              $           0.000%
     Countries rated NAIC-3 or below:
  6.05 Country:                                                                              $           0.000%
  6.06 Country:                                                                              $           0.000%

                                                                       1                           2
---------------------------------------------------------------------------------------------------------------------------------
7.   Aggregate unhedged foreign currency exposure:                                        $           0.000%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

  8.01 Countries rated NAIC-1                                                                $           0.000%
  8.02 Countries rated NAIC-2                                                                $           0.000%
  8.03 Countries rated NAIC-3 or below                                                       $           0.000%

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                        1                           2
---------------------------------------------------------------------------------------------------------------------------------
     Countries rated NAIC-1:
  9.01 Country:                                                                            $           0.000%
  9.02 Country:                                                                            $           0.000%
     Countries rated NAIC-2:
  9.03 Country:                                                                            $           0.000%
  9.04 Country:                                                                            $           0.000%
     Countries rated NAIC-3 or below:
  9.05 Country:                                                                            $           0.000%
  9.06 Country:                                                                            $           0.000%

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                 1                        2
              ISSUER                 NAIC RATING        3             4
------------------------------------------------------------------------------------------------
  10.01 GOLDENTREE LOAN              1FE           $125,000,000         1.511%
   OPPORTUNITIES
  10.02 NORTHWOODS CAPITAL LTD       1FE            $75,000,000         0.906%
   WOODS_07-8A
  10.03 HUTCHISON WHAMPOA LIMITED    1FE            $56,650,421         0.685%
  10.04 TELECOM ITALIA S.P.A         2FE            $36,039,407         0.436%
  10.05 COCA-COLA AMATIL LIMITED     1              $34,632,536         0.419%
  10.06 EDIZIONE HOLDING             1FE            $29,241,006         0.353%
  10.07 LLOYDS TSB GROUP PLC         PIA            $27,478,825         0.332%
  10.08 CENT CDO 14 LTD              IFE            $25,200,000         0.305%
  10.09 FRANCE TELECOM               IFE            $24,303,826         0.294%
  10.10 CREDIT AGRICOLE SA           PILFE         $20,000,000          0.242%

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

  11.01 Are assets held in Canadian                             Yes / / No x
   investments less than 2.5% of the
   reporting entity's total admitted assets?
   If response to 11.01 is yes, detail is not
   required for the remainder of
   Interrogatory 11.

  11.02 Total admitted assets held in                      $209,209,163       2.528%
   Canadian Investments
  11.03 Canadian currency-denominated                       $12,827,398       0.155%
   investments
  11.04 Canadian-denominated insurance                                $       0.000%
   liabilities
  11.05 Unhedged Canadian currency exposure                           $       0.000%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.

  12.01 Are assets held in investments with                               Yes x No / /
   contractual sales restrictions less than
   2.5% of the reporting entity's total
   admitted assets?

     If response to 12.01 is yes, responses
     are not required for the remainder of
     Interrogatory 12.

                   1                                2                  3
------------------------------------------------------------------------------------------------------
     12.02 Aggregate statement value of                   $              0.000%
      investments with contractual sales
      restrictions:
      Largest 3 investments with
      contractual sales restrictions:
  12.03                                                   $              0.000%
  12.04                                                   $              0.000%
  12.05                                                   $              0.000%

13. Amounts and percentages of admitted assets held in the largest 10 equity interests:

  13.01 Are assets held in equity interest less than 2.5% of                        Yes / / No
   the reporting entity's total admitted assets?                                        x
   If response to 13.01 above is yes, responses are not
   required for the remainder of Interrogatory 13.

                   1
             NAME OF ISSUER                           2                   3
---------------------------------------------------------------------------------------------------------
  13.02 LLOYDS TSB GROUP PLC                       $27,478,825              0.332%
  13.03 GOLDMAN SACHS GROUP INC                    $27,459,000              0.332%
  13.04 CREDIT AGRICOLE SA                         $20,000,000              0.242%
  13.05 CHUBB CORPORATION (THE)                    $19,981,421              0.241%
  13.06 BANCO BILBAO VIZCAYA ARGENTARIA            $19,792,200              0.239%
   S.A.
  13.07 BNP PARIBAS                                $19,000,000              0.230%
  13.08 TORONTO-DOMINION BANK (THE)                $14,578,000              0.176%
  13.09 RESONA HOLDINGS INC                        $14,089,908              0.170%
  13.10 NIB CAPITAL NV                             $13,847,931              0.167%
  13.11 SOCIETE GENERALE                           $12,600,000              0.152%

14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

  14.01 Are assets held in nonaffiliated,                       Yes x No / /
   privately placed equities less than 2.5% of the reporting entity's total admitted assets?
   If response to 14.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 14.

                      1                            2            3
---------------------------------------------------------------------------------------
  14.02 Aggregate statement value of                    $         0.000%
   investments held in nonaffiliated,
   privately placed equities:
   Largest 3 investments held in
   nonaffiliated, privately placed equities:
  14.03                                                 $         0.000%
  14.04                                                 $         0.000%
  14.05                                                 $         0.000%

15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

  15.01 Are assets held in general                              Yes x No / /
   partnership interests less than 2.5% of
   the reporting entity's total admitted
   assets?
   If response to 15.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 15.

                      1                            2            3
---------------------------------------------------------------------------------------
  15.02 Aggregate statement value of                    $         0.000%
   investments held in general partnership
   interests:
   Largest 3 investments in general
   partnership interests:
  15.03                                                 $         0.000%
  15.04                                                 $         0.000%
  15.05                                                 $         0.000%

16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

  16.01 Are mortgage loans reported in                          Yes / / No x
   Schedule B less than 2.5% of the reporting entity's total admitted assets?
   If response to 16.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 16 and
   Interrogatory 17.

                      1
TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)       2            3
---------------------------------------------------------------------------------------
  16.02 HTFD REGENCY CENTERS FIXED LIFE        $60,000,000        0.725%
  16.03 WACHOVIA MONTCLAIR PLAZA PN 2006       $49,621,270        0.600%
  16.04 FORTIS                                 $41,740,409        0.504%
  16.05 HTFD_1880 CENTURY PARK EAST WHLN 06    $35,000,000        0.423%
  16.06 JPMC DRA PORTFOLIO PNO5                $35,000,000        0.423%
  16.07 HTFD ESTATE ON QUARRY LAKES WHLN 2007  $23,527,504        0.284%
  16.08 HTFD CHANNEL ISLANDS WHLN 2007         $18,753,334        0.227%
  16.09 HTFD ST. JOHNS PROP. HQ BLDG. WHLN 06  $11,431,811        0.138%
  16.10 PRINCIPAL SANDS POINT PN 06            $11,427,989        0.138%
  16.11 KB FISERVE BLDG WHLN 06                $7,849,189         0.095%

     Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                              LOANS
---------------------------------------------------------------------------------------
  16.12 Construction loans                              $         0.000%
  16.13 Mortgage loans over 90 days past due            $         0.000%
  16.14 Mortgage loans in the process of                $         0.000%
   foreclosure
  16.15 Mortgage loans foreclosed                       $         0.000%
  16.16 Restructured mortgage loans                     $         0.000%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                    RESIDENTIAL                    COMMERCIAL                         AGRICULTURAL
        LOAN-TO-VALUE             1            2                3                 4                 5                 6
--------------------------------------------------------------------------------------------------------------------------------
  17.01 above 95%                    $        0.000%      $                       0.000%                   $          0.000%
  17.02 91% to 95%                   $        0.000%      $                       0.000%                   $          0.000%
  17.03 81% to 90%                   $        0.000%      $                       0.000%                   $          0.000%
  17.04 71% to 80%                   $        0.000%      $107,080,645            1.294%                   $          0.000%
  17.05 below 70%                    $        0.000%      $195,624,239            2.364%         $14,319,074          0.173%

18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

  18.01 Are assets held in real estate reported                    Yes x No / /
   less than 2.5% of the reporting entity's total admitted assets?
   If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

Largest five investments in any one parcel or group of contiguous parcels of real estate.

      DESCRIPTION                2                 3
--------------------------------------------------------------------------------
  18.02                                   $           0.000  %
  18.03                                   $           0.000  %
  18.04                                   $           0.000  %
  18.05                                   $           0.000  %
  18.06                                   $           0.000  %

19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments in mezzanine real estate loans.

  19.01 Are assets held in investments held in mezzanine real      Yes x No / /
   estate loans less than 2.5% of the reporting entity's admitted assets?
   Is response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

           1                     2                 3
--------------------------------------------------------------------------------
  19.02 Aggregate                         $           0.000  %
   statement value of
   investments held in
   mezzanine real
   estate loans Largest
   three investments
   held in mezzanine
   real estate loans.
  19.03                                   $           0.000  %
  19.04                                   $           0.000  %
  19.05                                   $           0.000  %

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                                        AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                  2                   3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  20.01 Securities lending (do    $388,665,636           4.697  %          $197,522,197         $224,652,392         $409,563,021
   not include assets held as
   collateral for such
   transactions)
  20.02 Repurchase agreements                $           0.000  %                     $                    $                    $
  20.03 Reverse repurchase                   $           0.000  %                     $                    $                    $
   agreements
  20.04 Dollar repurchase                    $           0.000  %                     $                    $                    $
   agreements
  20.05 Dollar reverse                       $           0.000  %                     $                    $                    $
   repurchase agreements

21. Amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps and floors:

                                           OWNED                                                       WRITTEN
                                     1                  2                                      3                    4
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                             $           0.000  %                                      $                0.000  %
  21.02 Income generation                   $           0.000  %                                      $                0.000  %
  21.03 Other                    $404,761,614           4.891  %                                      $                0.000  %

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                                       AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                 2                    3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  22.01 Hedging                     $3,489,804          0.042  %             $3,404,726           $3,081,019           $3,641,617
  22.02 Income generation                    $          0.000  %                      $                    $                    $
  22.03 Replications                  $112,363          0.001  %               $279,371             $219,338             $113,929
  22.04 Other                     $340,510,916          4.115  %            $23,117,070         $340,865,942         $344,677,551

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                                                       AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                 2                    3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  23.01 Hedging                              $          0.000  %                      $                    $                    $
  23.02 Income generation                    $          0.000  %                      $                    $                    $
  23.03 Replications                         $          0.000  %                      $                    $                    $
  23.04 Other                       $7,779,300          0.094  %             $5,724,450          $13,907,600           $5,077,150

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    (a) Resolution of the Board of Directors of Hartford Life and
              Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
       (1)    (b) Resolution of the Board of Directors of Hartford Life and
              Annuity Insurance Company ("Hartford") authorizing the
              Re-Designation of the Separate Account.(2)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(3)
       (3)    (b) Form of Dealer Agreement.(3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(1)
       (5)    Form of Application.(1)
       (6)    (a) Certificate of Incorporation of Hartford.(4)
              (b) Bylaws of Hartford.(4)
       (7)    Form of Reinsurance Agreement.(5)
       (8)    Form of Participation Agreement.(6)
       (9)    Opinion and Consent of Sarah M. Patterson, Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-73572, filed on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-69429, filed on April 9, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 033-73572, filed on May 1, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 033-73570, filed on April 12, 1999.

(6) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 033-73572, filed on April 15, 1998.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Peter Delehanty                     Senior Vice President
John Giamalis                       Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Susan M. Hess                       Assistant Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Vice President, Chief Compliance Officer
Stephen T. Joyce                    Senior Vice President
Thomas P. Kalmbach                  Vice President and Actuary
John Keenan                         Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon Ritchey                      Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     President, Chief Executive Officer and Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

*Denotes date of election to Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-119414, filed on February 8, 2008.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2008 there were 117,384 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One
     Hartford Life Insurance Company - Separate Account Two
     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)
     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)
     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)
     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")
     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)
     Hartford Life Insurance Company - Separate Account Ten
     Hartford Life Insurance Company - Separate Account Three
     Hartford Life Insurance Company - Separate Account Five
     Hartford Life Insurance Company - Separate Account Seven
     Hartford Life Insurance Company - Separate Account Eleven
     Hartford Life Insurance Company - Separate Account Twelve
     Hartford Life and Annuity Insurance Company - Separate Account One
     Hartford Life and Annuity Insurance Company - Separate Account Ten
     Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six
     Hartford Life and Annuity Insurance Company - Separate Account Seven
     Hart Life Insurance Company - Separate Account One
     Hart Life Insurance Company - Separate Account Two
     American Maturity Life Insurance Company - Separate Account AMLVA
     American Maturity Life Insurance Company - Separate Account One
     Nutmeg Life Insurance Company - Separate Account One
     Servus Life Insurance Company - Separate Account One
     Servus Life Insurance Company - Separate Account Two

    (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Robert Arena                    Senior Vice President/Business Line Principal and Director
Diana Benken                    Chief Financial Officer and Controller/FINOP
James Davey                     Senior Vice President/Business Line Principal
Peter Delehanty                 Senior Vice President/IIP Marketing
John N. Gamalis                 Treasurer
Stephen T. Joyce                Senior Vice President/Business Line Principal
Kenneth A. McCullum             Senior Vice President
Vernon Meyer                    Senior Vice President
Brian Murphy                    Director
Mark A. Sides                   Chief Legal Officer and Secretary
Martin A. Swanson               Vice President/Marketing
John C. Walters                 Chief Executive Officer, President and Director
William Wilcox                  Chief Legal Officer, AML Chief Compliance Officer

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to by kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 7th day of April, 2008.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT TEN
(Registrant)

By:    John C. Walters                      *By:   /s/ Sarah M. Patterson
       -----------------------------------         -----------------------------------
       John C. Walters,                            Sarah M. Patterson
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    John C. Walters
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
John C. Walters, President, Chief Executive Officer and Chairman
 of the Board, Director*
                                                                   *By:   /s/ Sarah M. Patterson
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Executive Vice President, Director*                  Sarah M. Patterson
                                                                          Attorney-in-Fact
David M. Znamierowski, Executive Vice President & Chief            Date:  April 7, 2008
 Investment Officer, Director*

033-73572

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Sarah M. Patterson, Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.